UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21979

Nuveen Investment Trust V
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2024

Nuveen Flexible Income Fund
Class A Shares/NWQAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Flexible Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$101	0.96%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Flexible Income Fund returned 10.04% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Flexible Income Fund Blended Benchmark, which returned 10.96%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

•  Top contributors to relative performance

»   Security selection within investment-grade corporate bonds, particularly an overweight to BBB‑rated bonds.

»   Out‑of‑benchmark allocation to preferred securities.

»   Out‑of‑benchmark allocation to common stocks.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to convertible bonds.

»   Underweight to high-yield corporate bonds.
Performance Attribution Investment grade corporate bonds Preferred securities Common stocks Convertible bonds High-yield bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	10.04%	2.28%	3.64%

Class A Shares at maximum sales charge (Offering Price)	4.81	1.29	3.14

Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

Flexible Income Blended Benchmark	10.96	2.58	3.64

Lipper Flexible Income Funds Classification Average	12.62	2.98	3.66
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.31 per share of the Fund’s distribution was re-characterized as a return of capital resulting from subsequent re-characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,035,364,049

Total number of portfolio holdings	161

Portfolio turnover (%)	40%

Total management fees paid for the year	$7,453,541

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700608_AR_0824 3855742-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Flexible Income Fund
Class C Shares/NWQCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Flexible Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Flexible Income Fund returned 9.17% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Flexible Income Fund Blended Benchmark, which returned 10.96%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

•  Top contributors to relative performance

»   Security selection within investment-grade corporate bonds, particularly an overweight to BBB‑rated bonds.

»   Out‑of‑benchmark allocation to preferred securities.

»   Out‑of‑benchmark allocation to common stocks.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to convertible bonds.

»   Underweight to high-yield corporate bonds.
Performance Attribution Investment grade corporate bonds Preferred securities Common stocks Convertible bonds High-yield bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.17%	1.51%	3.02%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

Flexible Income Blended Benchmark	10.96%	2.58%	3.64%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.66%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.31 per share of the Fund’s distribution was re-characterized as a return of capital resulting from subsequent re-characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,035,364,049

Total number of portfolio holdings	161

Portfolio turnover (%)	40%

Total management fees paid for the year	$7,453,541

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700707_AR_0824 3855742-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Flexible Income Fund
Class R6 Shares/NQWFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Flexible Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$68	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Flexible Income Fund returned 10.36% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Flexible Income Fund Blended Benchmark, which returned 10.96%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

•  Top contributors to relative performance

»   Security selection within investment-grade corporate bonds, particularly an overweight to BBB‑rated bonds.

»   Out‑of‑benchmark allocation to preferred securities.

»   Out‑of‑benchmark allocation to common stocks.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to convertible bonds.

»   Underweight to high-yield corporate bonds.
Performance Attribution Investment grade corporate bonds Preferred securities Common stocks Convertible bonds High-yield bonds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	10.36%	2.59%	4.37%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.16%

Flexible Income Blended Benchmark	10.96%	2.58%	3.97%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.86%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.31 per share of the Fund’s distribution was re-characterized as a return of capital resulting from subsequent re-characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,035,364,049

Total number of portfolio holdings	161

Portfolio turnover (%)	40%

Total management fees paid for the year	$7,453,541

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700798_AR_0824 3855742-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Flexible Income Fund
Class I Shares/NWQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Flexible Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$75	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Flexible Income Fund returned 10.31% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Flexible Income Fund Blended Benchmark, which returned 10.96%. The Fund’s blended benchmark consists of 1) 50% ICE BofA U.S. Corporate Index and 2) 50% ICE BofA U.S. High Yield Index.

•  Top contributors to relative performance

»   Security selection within investment-grade corporate bonds, particularly an overweight to BBB‑rated bonds.

»   Out‑of‑benchmark allocation to preferred securities.

»   Out‑of‑benchmark allocation to common stocks.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to convertible bonds.

»   Underweight to high-yield corporate bonds.
Performance Attribution Investment grade corporate bonds Preferred securities Common stocks Convertible bonds High-yield bonds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.31%	2.53%	3.90%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

Flexible Income Blended Benchmark	10.96%	2.58%	3.64%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.31 per share of the Fund’s distribution was re-characterized as a return of capital resulting from subsequent re-characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$1,035,364,049

Total number of portfolio holdings	161

Portfolio turnover (%)	40%

Total management fees paid for the year	$7,453,541

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700806_AR_0824 3855742-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Preferred Securities and Income Fund
Class A Shares/NPSAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	1.03%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Fund returned 14.31% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 15.23%. The Fund’s blended benchmark consists of 1) 60% ICE BofA US All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection, particularly within the insurance industry.

»   Yield curve positioning, including an overweight to the two‑year, three-year, and five-year segments of the curve.

•  Top detractors from relative performance

»   Overweight to the consumer non‑cyclical industry.

»   Shorter-duration positioning.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Insurance industry Yield curve positioning Consumer non‑cyclical industry Shorter-duration positioning CoCos

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	14.31%	3.51%	4.35%

Class A Shares at maximum sales charge (Offering Price)	8.89%	2.51%	3.84%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Preferred Securities and Income Blended Benchmark	15.23%	2.98%	4.69%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$4,843,023,060

Total number of portfolio holdings	239

Portfolio turnover (%)	22%

Total management fees paid for the year	$28,649,363

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700103_AR_0824 3855772-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Preferred Securities and Income Fund
Class C Shares/NPSCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$190	1.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Fund returned 13.46% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 15.23%. The Fund’s blended benchmark consists of 1) 60% ICE BofA US All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection, particularly within the insurance industry.

»   Yield curve positioning, including an overweight to the two‑year, three-year, and five-year segments of the curve.

•  Top detractors from relative performance

»   Overweight to the consumer non‑cyclical industry.

»   Shorter-duration positioning.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Insurance industry Yield curve positioning Consumer non‑cyclical industry Shorter-duration positioning CoCos

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	13.46%	2.73%	3.73%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Preferred Securities and Income Blended Benchmark	15.23%	2.98%	4.69%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.66%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$4,843,023,060

Total number of portfolio holdings	239

Portfolio turnover (%)	22%

Total management fees paid for the year	$28,649,363

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700301_AR_0824 3855772-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Preferred Securities and Income Fund
Class R6 Shares/NPSFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$75	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Fund returned 14.62% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 15.23%. The Fund’s blended benchmark consists of 1) 60% ICE BofA US All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection, particularly within the insurance industry.

»   Yield curve positioning, including an overweight to the two‑year, three-year, and five-year segments of the curve.

•  Top detractors from relative performance

»   Overweight to the consumer non‑cyclical industry.

»   Shorter-duration positioning.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Insurance industry Yield curve positioning Consumer non‑cyclical industry Shorter-duration positioning CoCos

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	14.62%	3.84%	4.83%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.16%

ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.25%

Preferred Securities and Income Blended Benchmark	15.23%	2.98%	4.69%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.86%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$4,843,023,060

Total number of portfolio holdings	239

Portfolio turnover (%)	22%

Total management fees paid for the year	$28,649,363

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700814_AR_0824 3855772-INV-Y-10/25 (A, C, R6, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Preferred Securities and Income Fund
Class I Shares/NPSRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$84	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Preferred Securities and Income Fund returned 14.64% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Preferred Securities and Income Fund Blended Benchmark, which returned 15.23%. The Fund’s blended benchmark consists of 1) 60% ICE BofA US All Capital Securities Index, and 2) 40% ICE USD Contingent Capital Index (CDLR).

•  Top contributors to relative performance

»   Security selection, particularly within the insurance industry.

»   Yield curve positioning, including an overweight to the two‑year, three-year, and five-year segments of the curve.

•  Top detractors from relative performance

»   Overweight to the consumer non‑cyclical industry.

»   Shorter-duration positioning.

»   Underweight to the contingent capital securities (CoCos) segment, which generally outperformed the $25 par preferred securities and $1000 par preferred securities segments.
Performance Attribution Insurance industry Yield curve positioning Consumer non‑cyclical industry Shorter-duration positioning CoCos

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	14.64%	3.77%	4.61%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. All Capital Securities Index	14.56%	3.02%	4.53%

Preferred Securities and Income Blended Benchmark	15.23%	2.98%	4.69%

Lipper Flexible Income Funds Classification Average	12.62%	2.98%	3.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$4,843,023,060

Total number of portfolio holdings	239

Portfolio turnover (%)	22%

Total management fees paid for the year	$28,649,363

What did the Fund invest in? (as of August 31, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700400_AR_0824 3855772-INV-Y-10/25 (A, C, R6, I)

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended August 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Preferred Securities and Income Fund	$39,900	$0	$0	$0

Nuveen Flexible Income Fund	$39,900	$0	$0	$0

Total	$79,800	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended August 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Preferred Securities and Income Fund	0%	0%	0%	0%

Nuveen Flexible Income Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Preferred Securities and Income Fund	$42,000	$0	$1,153	$0

Nuveen Flexible Income Fund	$42,000	$0	$1,153	$0

Total	$84,000	$0	$2,306	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended August 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Preferred Securities and Income Fund	0%	0%	0%	0%

Nuveen Flexible Income Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust V	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended August 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Preferred Securities and Income Fund	$0	$0	$0	$0

Nuveen Flexible Income Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended August 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Preferred Securities and Income Fund	$1,153	$0	$0	$1,153

Nuveen Flexible Income Fund	$1,153	$0	$0	$1,153

Total	$2,306	$0	$0	$2,306

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Directors/Trustees
Nuveen Investment Funds, Inc., Nuveen Investment Trust III, and Nuveen Investment Trust V:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of August 31, 2024, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations and the changes in their net assets for the Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles. The financial statements and financial highlights of Nuveen Credit Income Fund and Nuveen
Strategic Income Fund for the periods ended June 30, 2022 and prior were audited by other auditors, whose report dated August 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
October 29, 2024

Appendix A
Nuveen Investment Funds, Inc.
For the year ended August 31, 2024 (statements of operations); each of the years in the two-year period ended
August 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended August 31,
2024, the two-month period ended August 31, 2022, and for each of the years in the three-year period ended June
30, 2022* (financial highlights):
Nuveen Credit Income Fund
Nuveen Strategic Income Fund
* The financial highlights of Nuveen Credit Income Fund and Nuveen Strategic Income Fund for the periods ended
June 30, 2022 and prior were audited by other auditors whose report dated August 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Nuveen Investment Trust Ill
For the year ended August 31, 2024 (statements of operations); each of the years in the two-year period ended
August 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended August
31, 2024, the eleven-month period ended August 31, 2022 and each of the years in the three-year period ended
September 30, 2021 (financial highlights):
Nuveen Floating Rate Income Fund
Nuveen High Yield Income Fund
Nuveen Investment Trust V
For the year ended August 31, 2024 (statements of operations); each of the years in the two-year period ended
August 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended August
31, 2024, the eleven-month period ended August 31, 2022 and each of the years in the three-year period ended
September 30, 2021 (financial highlights):
Nuveen Flexible Income Fund
Nuveen Preferred Securities and Income Fund

Nuveen Credit Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.4%
X –
CORPORATE BONDS - 59 .4 % X 52,033,884
AUTOMOBILES & COMPONENTS - 1.4%
$ 300 (b),(c) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 $ 253,423
250 (c) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 258,721
250 (b) Goodyear Tire & Rubber Co/The 5.250% 7/15/31 226,746
250 (c) IHO Verwaltungs GmbH, (cash 6.000%, PIK 6.750%) 6.000% 5/15/27 246,341
250 (c) Tenneco Inc 8.000% 11/17/28 233,754
TOTAL AUTOMOBILES & COMPONENTS 1,218,985
BANKS - 0.5%
200 (c) Akbank TAS 7.498% 1/20/30 203,372
200 (c) Turkiye Is Bankasi AS 7.750% 6/12/29 205,242
TOTAL BANKS 408,614
CAPITAL GOODS - 2.0%
500 (c) Albion Financing 2 Sarl 8.750% 4/15/27 510,969
525 (c) Alta Equipment Group Inc 9.000% 6/01/29 477,031
125 (c) Arcosa Inc 6.875% 8/15/32 130,304
175 (c) EquipmentShare.com Inc 8.625% 5/15/32 182,998
200 (c) IHS Netherlands Holdco BV 8.000% 9/18/27 198,806
225 (c) Masterbrand Inc 7.000% 7/15/32 231,751
TOTAL CAPITAL GOODS 1,731,859
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
200 (c) Ambipar Lux Sarl 9.875% 2/06/31 200,165
290 (c) Garda World Security Corp 8.250% 8/01/32 294,742
500 (c) RR Donnelley & Sons Co 10.875% 8/01/29 489,366
405 (c) RR Donnelley & Sons Co 9.500% 8/01/29 401,241
200 (c) VT Topco Inc 8.500% 8/15/30 210,281
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,595,795
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.6%
559 (c) Carvana Co, (cash 13.000%, PIK 13.000%) 13.000% 6/01/30 596,896
530 (c) Carvana Co, (cash 12.000%, PIK 12.000%) 12.000% 12/01/28 550,121
150 (c) Cougar JV Subsidiary LLC 8.000% 5/15/32 158,212
250 (c) Gap Inc/The 3.875% 10/01/31 215,969
125 (c) Group 1 Automotive Inc 6.375% 1/15/30 127,164
300 Kohl's Corp 4.625% 5/01/31 247,854
200 (c) LCM Investments Holdings II LLC 8.250% 8/01/31 212,650
450 (c) Macy's Retail Holdings LLC 6.125% 3/15/32 430,444
1,200 (c) Michaels Cos Inc/The 7.875% 5/01/29 702,504
200 (c) Michaels Cos Inc/The 5.250% 5/01/28 157,029
425 (c) Staples Inc 10.750% 9/01/29 400,310
210 (c) Velocity Vehicle Group LLC 8.000% 6/01/29 218,424
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,017,577
CONSUMER SERVICES - 0.9%
355 (c) Cinemark USA Inc 7.000% 8/01/32 368,478
200 (c) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 199,260
200 (c) Studio City Finance Ltd 6.500% 1/15/28 192,493
TOTAL CONSUMER SERVICES 760,231
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
125 Walgreens Boots Alliance Inc 8.125% 8/15/29 125,216
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 125,216

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY - 9.7%
$ 395 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/01/32 $ 399,927
260 (c) Baytex Energy Corp 7.375% 3/15/32 269,278
330 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 343,253
386 (c) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 403,631
300 (c) Buckeye Partners LP 6.875% 7/01/29 306,813
110 (c) Civitas Resources Inc 8.625% 11/01/30 119,570
155 (c) Civitas Resources Inc 8.750% 7/01/31 167,272
230 (c) CNX Midstream Partners LP 4.750% 4/15/30 214,518
250 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500% 12/15/33 270,111
250 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 262,869
125 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 128,272
250 (c) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 259,893
375 (c) Harvest Midstream I LP 7.500% 5/15/32 394,221
450 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/01/33 492,833
300 (c) Kosmos Energy Ltd 7.750% 5/01/27 296,651
195 (c) Kraken Oil & Gas Partners LLC 7.625% 8/15/29 200,974
250 (c) Medco Laurel Tree Pte Ltd 6.950% 11/12/28 249,922
225 (c) Nabors Industries Inc 8.875% 8/15/31 225,453
215 (c) Noble Finance II LLC 8.000% 4/15/30 222,923
295 (c) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 306,760
200 Petroleos Mexicanos 5.950% 1/28/31 166,299
300 (c) SierraCol Energy Andina LLC 6.000% 6/15/28 273,121
255 (c) SM Energy Co 6.750% 8/01/29 258,979
350 (c) Talos Production Inc 9.000% 2/01/29 371,816
125 (c) Transocean Aquila Ltd 8.000% 9/30/28 128,545
255 (c) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 261,927
315 (c) Venture Global LNG Inc 9.875% 2/01/32 349,965
930 (c) Venture Global LNG Inc 7.000% 1/15/30 950,784
200 YPF SA, Reg S 9.500% 1/17/31 210,075
TOTAL ENERGY 8,506,655
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
378 (b) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 320,817
740 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 759,281
125 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.500% 2/15/29 95,698
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,175,796
FINANCIAL SERVICES - 5.4%
750 (c) Encore Capital Group Inc 8.500% 5/15/30 784,818
425 (c) FirstCash Inc 6.875% 3/01/32 436,608
450 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 455,311
250 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 241,599
200 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 175,462
485 (c) NCR Corp ATM 9.500% 4/01/29 534,239
750 OneMain Finance Corp 7.125% 11/15/31 757,411
150 OneMain Finance Corp 7.875% 3/15/30 156,882
250 (c) PennyMac Financial Services Inc 7.875% 12/15/29 265,289
140 (c) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750% 8/15/32 144,433
440 (c) Starwood Property Trust Inc 7.250% 4/01/29 458,006
400 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/01/30 328,005
TOTAL FINANCIAL SERVICES 4,738,063
FOOD, BEVERAGE & TOBACCO - 1.0%
500 (c) Post Holdings Inc 6.375% 3/01/33 503,650
400 (c) Triton Water Holdings Inc 6.250% 4/01/29 395,568
TOTAL FOOD, BEVERAGE & TOBACCO 899,218

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
HEALTH CARE EQUIPMENT & SERVICES - 4.1%
$ 300 (c) AHP Health Partners Inc 5.750% 7/15/29 $ 290,116
525 (c) CHS/Community Health Systems Inc 10.875% 1/15/32 568,323
500 (c) CHS/Community Health Systems Inc 5.250% 5/15/30 448,317
160 (c) Concentra Escrow Issuer Corp 6.875% 7/15/32 167,375
475 (c) DaVita Inc 6.875% 9/01/32 485,953
505 (c) Global Medical Response Inc 10.000% 10/31/28 503,762
355 (c) Heartland Dental LLC / Heartland Dental Finance Corp 10.500% 4/30/28 380,222
150 (c) LifePoint Health Inc 10.000% 6/01/32 162,798
565 (c) Prime Healthcare Services Inc 9.375% 9/01/29 569,569
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,576,435
INSURANCE - 1.4%
475 (c) Acrisure LLC / Acrisure Finance Inc 8.250% 2/01/29 488,890
260 (c) Ardonagh Finco Ltd 7.750% 2/15/31 268,391
210 (c) Ardonagh Group Finance Ltd 8.875% 2/15/32 217,485
225 (c) Panther Escrow Issuer 7.125% 6/01/31 234,363
TOTAL INSURANCE 1,209,129
MATERIALS - 3.2%
200 (c) Arsenal AIC Parent LLC 8.000% 10/01/30 215,029
200 (c) Braskem Idesa SAPI 6.990% 2/20/32 155,495
50 (c) Cleveland-Cliffs Inc 7.000% 3/15/32 50,213
200 (c) Limak Cimento Sanayi ve Ticaret AS 9.750% 7/25/29 197,430
430 (c) Mineral Resources Ltd 9.250% 10/01/28 454,272
200 (c) OCP SA 6.750% 5/01/34 213,005
550 (c) Olympus Water US Holding Corp 7.250% 6/15/31 568,475
250 (b),(c) Olympus Water US Holding Corp 6.250% 10/01/29 234,819
555 (c) Tronox Inc 4.625% 3/15/29 505,787
225 (c) WR Grace Holdings LLC 5.625% 8/15/29 208,629
TOTAL MATERIALS 2,803,154
MEDIA & ENTERTAINMENT - 6.7%
250 (c) Advantage Sales & Marketing Inc 6.500% 11/15/28 234,390
250 (b),(c) AMC Entertainment Holdings Inc 7.500% 2/15/29 182,104
500 (b),(c) Cablevision Lightpath LLC 5.625% 9/15/28 453,316
750 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/03/31 763,402
500 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 1/15/34 403,205
250 (c) CSC Holdings LLC 11.250% 5/15/28 222,172
400 (c) CSC Holdings LLC 4.125% 12/01/30 263,783
900 (c) DISH Network Corp 11.750% 11/15/27 915,089
100 (c) Gray Television Inc 4.750% 10/15/30 56,940
235 (c) Gray Television Inc 10.500% 7/15/29 241,198
225 (b),(c) LCPR Senior Secured Financing DAC 5.125% 7/15/29 181,688
280 (c) McGraw-Hill Education Inc 7.375% 9/01/31 289,177
400 (c) McGraw-Hill Education Inc 8.000% 8/01/29 398,336
250 (c) Sirius XM Radio Inc 3.875% 9/01/31 214,524
250 (c) Sunrise HoldCo IV BV 5.500% 1/15/28 246,158
208 (c) Univision Communications Inc 6.625% 6/01/27 205,883
187 (c) Univision Communications Inc 8.500% 7/31/31 186,629
250 (b),(c) Univision Communications Inc 7.375% 6/30/30 239,960
200 (c) VZ Secured Financing BV 5.000% 1/15/32 180,945
TOTAL MEDIA & ENTERTAINMENT 5,878,899
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
500 (c) Bausch Health Cos Inc 5.500% 11/01/25 481,307
700 (b),(c) Grifols SA 4.750% 10/15/28 664,956
200 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750% 5/15/34 207,267
125 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 131,710
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,485,240

Principal
Amount (000)   Description (a) Coupon Maturity Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
$ 354 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 $ 313,868
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 313,868
SOFTWARE & SERVICES - 2.3%
350 (c) Ahead DB Holdings LLC 6.625% 5/01/28 335,800
95 (c) Amentum Escrow Corp 7.250% 8/01/32 99,332
500 (c) Cloud Software Group Inc 8.250% 6/30/32 523,517
500 (c) Cloud Software Group Inc 6.500% 3/31/29 492,872
300 (c) Condor Merger Sub Inc 7.375% 2/15/30 287,774
240 (c) Rocket Software Inc 9.000% 11/28/28 248,983
TOTAL SOFTWARE & SERVICES 1,988,278
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
550 (c) CommScope LLC 6.000% 3/01/26 529,375
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 529,375
TELECOMMUNICATION SERVICES - 5.4%
400 (c) Altice France SA 8.125% 2/01/27 321,722
250 Digicel Intermediate Holdings Ltd / Digicel International
Finance Ltd / Difl US
12.000% 5/25/27 249,066
625 (c) Frontier Communications Holdings LLC 8.625% 3/15/31 661,344
250 (b) Frontier Communications Holdings LLC 5.875% 11/01/29 229,971
320 (c) Iliad Holding SASU 8.500% 4/15/31 339,093
650 (c) Level 3 Financing Inc 10.500% 4/15/29 696,781
725 (c) Level 3 Financing Inc 4.875% 6/15/29 563,724
225 (c) Level 3 Financing Inc 4.250% 7/01/28 158,078
400 (c) Virgin Media Finance PLC 5.000% 7/15/30 346,575
275 (b),(c) Zayo Group Holdings Inc 4.000% 3/01/27 240,029
300 (c) Zayo Group Holdings Inc 6.125% 3/01/28 231,870
710 (c) Zegona Finance PLC 8.625% 7/15/29 737,513
TOTAL TELECOMMUNICATION SERVICES 4,775,766
TRANSPORTATION - 2.9%
115 (c) American Airlines Inc 8.500% 5/15/29 119,561
950 (c) Brightline East LLC 11.000% 1/31/30 866,357
300 (c) Cargo Aircraft Management Inc 4.750% 2/01/28 287,356
300 (b),(c) GN Bondco LLC 9.500% 10/15/31 305,362
483 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 491,852
500 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 467,590
TOTAL TRANSPORTATION 2,538,078
UTILITIES - 2.0%
200 (c) Continuum Green Energy India Pvt / Co-Issuers 7.500% 6/26/33 205,360
500 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 468,753
205 (c) India Cleantech Energy2021 1 4.700% 8/10/26 197,430
200 (c) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 7/14/28 185,109
500 (c) Talen Energy Supply LLC 8.625% 6/01/30 541,398
150 (c) Vistra Operations Co LLC 7.750% 10/15/31 159,603
TOTAL UTILITIES 1,757,653
TOTAL CORPORATE BONDS
(cost $50,756,658) 52,033,884

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
MORTGAGE-BACKED SECURITIES - 10.8% X 9,518,250
$ 1,000 (c),(d) Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 3.047% spread), 2018 KEYS
2.860% 6/15/35 $ 974,864
1,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 388,243
900 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000% 3/10/48 605,676
485 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 430,988
850 (c),(d) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01
11.349% 12/25/41 899,088
565 (c),(d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 5.900% spread), 2023 R06
11.249% 7/25/43 619,411
1,000 (c),(d) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6
12.849% 10/25/41 1,083,755
1,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1
12.449% 1/25/42 1,073,729
1,098 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 8.500% spread), 2022 DNA2
13.788% 2/25/42 1,214,819
450 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2
10.099% 2/25/42 475,749
920 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 9.750% spread), 2022 DNA3
15.087% 4/25/42 1,047,992
800 JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.645% 9/15/47 703,936
TOTAL MORTGAGE-BACKED SECURITIES
(cost $10,081,740) 9,518,250
Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 9 .1% (e) X 7,963,139
CAPITAL GOODS - 0.5%
$ 452 Windsor Holdings III, LLC, Term
Loan B
9.311% TSFR1M 4.000% 8/01/30 $ 454,628
TOTAL CAPITAL GOODS 454,628
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
950 Johnstone Supply LLC, Term
Loan
8.352% TSFR1M 3.000% 5/16/31 950,712
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 950,712
CONSUMER SERVICES - 1.3%
411 ClubCorp Holdings, Inc., Term
Loan B2
10.596% SOFR90A 5.000% 9/18/26 412,098
600 GBT US III LLC, Term loan B 8.279% SOFR90A 3.000% 7/28/31 601,125
155 Life Time Fitness Inc , Term
Loan B
9.514% SOFR90A 4.000% 1/15/26 156,115
TOTAL CONSUMER SERVICES 1,169,338
FINANCIAL SERVICES - 0.5%
430 Boost Newco Borrower, LLC,
Term loan B
7.748% SOFR90A 2.500% 1/31/31 431,726
TOTAL FINANCIAL SERVICES 431,726
FOOD, BEVERAGE & TOBACCO - 0.3%
2 City Brewing Company, LLC,
First Lien
10.563% TSFR3M 3.500% 4/14/28 1,191
90 City Brewing Company, LLC,
Term Loan
11.551% TSFR3M 6.250% 4/05/28 85,621
236 City Brewing Company, LLC,
Term Loan
9.063% TSFR3M 3.500% 4/14/28 200,470
TOTAL FOOD, BEVERAGE & TOBACCO 287,282

Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
$ 490 Bausch & Lomb, Inc., Term Loan 8.661% TSFR1M 3.250% 5/05/27 $ 484,181
449 Medline Borrower, LP, Term
Loan B
7.997% SOFR30A 2.750% 10/23/28 450,770
3 Onex TSG Intermediate Corp.,
Term Loan B
10.346% SOFR90A 4.750% 2/28/28 2,432
281 Parexel International
Corporation, Term loan B
8.247% SOFR30A 3.000% 11/15/28 282,155
32 Select Medical Corporation,
Term Loan B1
8.247% TSFR1M 3.000% 3/05/27 32,621
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,252,159
INSURANCE - 0.9%
250 Asurion LLC, Term Loan B3,
Second Lien
10.611% TSFR1M 5.250% 2/03/28 235,944
500 Broadstreet Partners, Inc., Term
Loan B4 , (WI/DD)
TBD TBD TBD TBD 500,457
TOTAL INSURANCE 736,401
MEDIA & ENTERTAINMENT - 0.1%
125 Virgin Media Bristol LLC, Term
Loan Q
8.701% TSFR1M 3.250% 1/31/29 120,594
TOTAL MEDIA & ENTERTAINMENT 120,594
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
583 Jazz Financing Lux S.a.r.l., Term
Loan B
7.497% SOFR30A 2.250% 5/05/28 584,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 584,554
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
262 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.247% TSFR1M 3.000% 1/31/30 261,800
6 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.111% TSFR1M 2.750% 8/21/25 6,412
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 268,212
SOFTWARE & SERVICES - 1.1%
174 Cotiviti Corporation, Term Loan 8.592% SOFR30A 3.250% 4/30/31 174,890
750 Fortress Intermediate 3, Inc,
Term Loan B
9.002% TSFR1M 3.750% 5/08/31 751,875
TOTAL SOFTWARE & SERVICES 926,765
UTILITIES - 0.9%
705 Talen Energy Supply, LLC, Term
Loan B
8.596% TSFR3M 3.500% 5/17/30 709,844
70 Talen Energy Supply, LLC, Term
Loan C
8.596% TSFR3M 3.500% 5/17/30 70,924
TOTAL UTILITIES 780,768
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $7,890,514) 7,963,139
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 8.4% X 7,338,507
$ 3 (c),(g) Carvana Auto Receivables Trust 2021-P2, 2021 P2 0.000% 5/10/28 $ 561,250
500 (c) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 515,354
500 (c),(d) Golden Tree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A
8.563% 10/20/34 460,083
500 (c) Hertz Vehicle Financing III LLC, 2024 1A 9.220% 1/25/29 506,263
750 (c) Hotwire Funding LLC, 2024 1A 9.188% 6/20/54 779,074

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,525 (c),(g) Mosaic Solar Loan Trust 2019-2, 2019 2A 0.000% 9/20/40 $ 589,108
1,700 (c),(g) Mosaic Solar Loan Trust 2020-1, 2020 20-1A 0.000% 4/20/46 885,530
119 (c) Oportun Funding XIV LLC, 2021 A 5.400% 3/08/28 115,215
500 (c) Oportun Issuance Trust 2024-2, 2024 2 11.040% 2/09/32 500,887
1,000 (c),(d) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A
10.582% 1/20/36 1,012,779
750 (c),(d) Thayer Park CLO Ltd, (TSFR3M reference rate + 9.132%
spread), 2017 1A
1.000% 4/20/34 656,181
818 (c) VR Funding LLC, 2020 1A 6.420% 11/15/50 756,783
TOTAL ASSET-BACKED SECURITIES
(cost $8,557,351) 7,338,507
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 3 .7 % X 3,278,131
ANGOLA - 0.2%
$ 200 (c) Angolan Government International Bond 8.750% 4/14/32 $ 181,452
TOTAL ANGOLA 181,452
BENIN - 0.2%
200 (c) Benin Government International Bond 7.960% 2/13/38 191,144
TOTAL BENIN 191,144
COTE D'IVOIRE - 0.3%
300 (c) Ivory Coast Government International Bond 6.125% 6/15/33 274,043
TOTAL COTE D'IVOIRE 274,043
DOMINICAN REPUBLIC - 0.2%
150 (c) Dominican Republic International Bond 6.600% 6/01/36 157,249
TOTAL DOMINICAN REPUBLIC 157,249
ECUADOR - 0.3%
400 Ecuador Government International Bond, Reg S 5.500% 7/31/35 220,000
TOTAL ECUADOR 220,000
EGYPT - 0.2%
200 (c) Egypt Government International Bond 8.750% 9/30/51 156,279
TOTAL EGYPT 156,279
EL SALVADOR - 0.2%
200 (c) El Salvador Government International Bond 7.625% 9/21/34 151,500
TOTAL EL SALVADOR 151,500
HONDURAS - 0.2%
200 (c) Honduras Government International Bond 5.625% 6/24/30 176,448
TOTAL HONDURAS 176,448
JORDAN - 0.2%
200 (c) Jordan Government International Bond 5.850% 7/07/30 188,263
TOTAL JORDAN 188,263
KENYA - 0.2%
200 (c) Republic of Kenya Government International Bond 7.000% 5/22/27 191,259
TOTAL KENYA 191,259
NIGERIA - 0.2%
200 (c) Nigeria Government International Bond 6.125% 9/28/28 179,880
TOTAL NIGERIA 179,880

Principal
Amount (000)   Description (a) Coupon Maturity Value
PARAGUAY - 0.2%
$ 200 (c) Paraguay Government International Bond 6.000% 2/09/36 $ 207,187
TOTAL PARAGUAY 207,187
RWANDA - 0.2%
200 (c) Rwanda International Government Bond 5.500% 8/09/31 160,294
TOTAL RWANDA 160,294
SENEGAL - 0.3%
300 (c) Senegal Government International Bond 6.250% 5/23/33 260,250
TOTAL SENEGAL 260,250
SOUTH AFRICA - 0.2%
200 Republic of South Africa Government International Bond 4.300% 10/12/28 190,310
TOTAL SOUTH AFRICA 190,310
TURKEY - 0.2%
200 Turkiye Government International Bond 7.125% 7/17/32 202,316
TOTAL TURKEY 202,316
UZBEKISTAN - 0.2%
200 (c) Republic of Uzbekistan International Bond 5.375% 2/20/29 190,257
TOTAL UZBEKISTAN 190,257
TOTAL SOVEREIGN DEBT
(cost $3,253,295) 3,278,131
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3 .1 % X 2,720,795
AUTOMOBILES & COMPONENTS - 0.2%
$ 225 (b) General Motors Financial Co Inc 5.700% N/A (h) $ 215,726
TOTAL AUTOMOBILES & COMPONENTS 215,726
BANKS - 0.2%
150 Huntington Bancshares Inc/OH 5.625% N/A (h) 148,510
TOTAL BANKS 148,510
CAPITAL GOODS - 0.3%
250 (c) AerCap Global Aviation Trust 6.500% 6/15/45 249,217
TOTAL CAPITAL GOODS 249,217
ENERGY - 0.6%
235 Energy Transfer LP 6.500% N/A (h) 233,149
160 (c) South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/01/55 163,360
82 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500% 3/01/55 84,485
TOTAL ENERGY 480,994
FINANCIAL SERVICES - 0.2%
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 3/10/55 154,745
TOTAL FINANCIAL SERVICES 154,745
INSURANCE - 0.3%
310 Enstar Finance LLC 5.750% 9/01/40 303,685
TOTAL INSURANCE 303,685
MEDIA & ENTERTAINMENT - 0.3%
330 Paramount Global 6.375% 3/30/62 301,732
TOTAL MEDIA & ENTERTAINMENT 301,732

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITIES - 1.0%
$ 275 Edison International 5.375% N/A (h) $ 269,413
250 (c) NRG Energy Inc 10.250% N/A (h) 278,299
300 (c) Vistra Corp 8.875% N/A (h) 318,474
TOTAL UTILITIES 866,186
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $2,573,306) 2,720,795
Principal
Amount (000) Description (a) ,(i) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .7 % X 2,409,836
BANKS - 1.7%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (h) $ 218,458
200 (c) Banco Mercantil del Norte SA/Grand Cayman 6.625% N/A (h) 184,614
200 Bancolombia SA 8.625% 12/24/34 209,845
200 (c) Bank Leumi Le-Israel BM, Reg S 3.275% 1/29/31 189,000
300 Barclays PLC 8.000% N/A (h) 312,947
300 (b),(c) Intesa Sanpaolo SpA 7.700% N/A (h) 299,598
200 (c) Societe Generale SA 9.375% N/A (h) 207,937
TOTAL BANKS 1,622,399
FINANCIAL SERVICES - 1.0%
350 Deutsche Bank AG 6.000% N/A (h) 335,963
200 (c) UBS Group AG 9.250% N/A (h) 230,959
200 (c) UBS Group AG 9.250% N/A (h) 220,515
TOTAL FINANCIAL SERVICES 787,437
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $2,228,898) 2,409,836
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .2 % X 164,730
FINANCIAL SERVICES - 0.2%
6,375 Synchrony Financial 8.250% $ 164,730
TOTAL FINANCIAL SERVICES 164,730
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $159,375) 164,730
Shares Description (a) Value
–
COMMON STOCKS - 0 .0 % X 163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
130 (j) Bright Bidco BV $ 74
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 74
TRANSPORTATION - 0.0%
8,907 (g),(j) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(cost $–) 163
TOTAL LONG-TERM INVESTMENTS
(cost $85,501,137) 85,427,435

Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.8%
4,182,258 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(l) $ 4,182,258
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $4,182,258) 4,182,258
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
X –
REPURCHASE AGREEMENTS - 1 .9 % X 1,650,000
$ 1,650 (m) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 1,650,000
TOTAL REPURCHASE AGREEMENTS
(cost $1,650,000) 1,650,000
TOTAL SHORT-TERM INVESTMENTS
(cost $1,650,000) 1,650,000
TOTAL INVESTMENTS (cost $ 91,333,395 ) - 104 .1% 91,259,693
OTHER ASSETS & LIABILITIES, NET -  (4.1)% (3,604,975)
NET ASSETS - 100% $ 87,654,718
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 61 12/24 $ 6,692,177 $ 6,673,305 $ (18,872)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,035,881.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $69,612,010 or 76.3% of Total Investments.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $1,650,970 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 7/31/31, valued at $1,683,060.

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
August 31, 2024

LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Flexible Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.2%
X –
CORPORATE BONDS - 46 .2 % X 478,481,238
AUTOMOBILES & COMPONENTS - 3.6%
$ 2,675 Dana Inc 5.625% 6/15/28 $ 2,636,463
7,475 (b) Ford Motor Co 5.291% 12/08/46 6,774,586
9,365 Ford Motor Credit Co LLC 7.350% 11/04/27 9,905,370
15,280 General Motors Co 6.600% 4/01/36 16,542,604
1,797 Goodyear Tire & Rubber Co/The 9.500% 5/31/25 1,802,695
TOTAL AUTOMOBILES & COMPONENTS 37,661,718
CAPITAL GOODS - 4.9%
6,715 (c) ATS Corp 4.125% 12/15/28 6,283,837
13,025 Regal Rexnord Corp 6.400% 4/15/33 13,822,365
7,150 Regal Rexnord Corp 6.050% 2/15/26 7,238,706
2,675 Regal Rexnord Corp 6.050% 4/15/28 2,764,190
6,300 (c) Roller Bearing Co of America Inc 4.375% 10/15/29 5,992,145
9,075 United Rentals North America Inc 5.250% 1/15/30 9,003,814
5,847 (c) WESCO Distribution Inc 7.250% 6/15/28 5,998,361
TOTAL CAPITAL GOODS 51,103,418
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
10,919 Bath & Body Works Inc 6.875% 11/01/35 11,277,700
6,805 (c) Gap Inc/The 3.875% 10/01/31 5,878,678
7,544 Nordstrom Inc 5.000% 1/15/44 5,984,085
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,140,463
CONSUMER SERVICES - 2.6%
8,605 (c) Caesars Entertainment Inc 6.500% 2/15/32 8,842,764
11,100 (c) Light & Wonder International Inc 7.500% 9/01/31 11,688,411
5,396 Piedmont Operating Partnership LP 9.250% 7/20/28 5,965,857
TOTAL CONSUMER SERVICES 26,497,032
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
21,339 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
7.500% 3/15/26 21,581,881
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 21,581,881
ENERGY - 4.2%
5,375 (c) Antero Resources Corp 7.625% 2/01/29 5,562,534
12,143 (c) COLUMBIA PIPELINES OPCO 6.544% 11/15/53 13,467,004
5,875 Diamondback Energy Inc 6.250% 3/15/33 6,310,841
5,900 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 5,842,065
5,625 (c) Permian Resources Operating LLC 7.000% 1/15/32 5,900,687
5,550 Valero Energy Corp 6.625% 6/15/37 6,133,538
TOTAL ENERGY 43,216,669
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
9,917 (c) Iron Mountain Inc 7.000% 2/15/29 10,299,667
9,550 VICI Properties LP 5.625% 5/15/52 9,051,679
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,351,346
FINANCIAL SERVICES - 1.1%
10,114 Ally Financial Inc 8.000% 11/01/31 11,543,143
TOTAL FINANCIAL SERVICES 11,543,143

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
FOOD, BEVERAGE & TOBACCO - 1.7%
$ 9,250 Altria Group Inc 5.800% 2/14/39 $ 9,538,227
7,500 BAT Capital Corp 7.081% 8/02/53 8,510,135
TOTAL FOOD, BEVERAGE & TOBACCO 18,048,362
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
9,050 HCA Inc 5.125% 6/15/39 8,740,090
5,750 IQVIA Inc 6.250% 2/01/29 6,074,950
4,400 (b) Tenet Healthcare Corp 6.125% 10/01/28 4,408,096
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,223,136
MATERIALS - 4.8%
6,600 ArcelorMittal SA 7.000% 10/15/39 7,325,539
5,575 (b) ArcelorMittal SA 6.800% 11/29/32 6,101,879
5,646 Ashland Inc 6.875% 5/15/43 5,949,809
11,200 Celanese US Holdings LLC 6.165% 7/15/27 11,556,946
11,300 (c) Sealed Air Corp 6.875% 7/15/33 12,094,368
6,625 Southern Copper Corp 5.875% 4/23/45 6,792,301
TOTAL MATERIALS 49,820,842
MEDIA & ENTERTAINMENT - 4.8%
6,775 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/01/27 6,640,043
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 13,859,579
12,324 (c) Nexstar Media Inc 5.625% 7/15/27 12,043,096
6,404 Paramount Global 6.875% 4/30/36 6,386,921
2,950 Time Warner Entertainment Co LP 8.375% 7/15/33 3,359,091
10,325 Warnermedia Holdings Inc 5.141% 3/15/52 7,853,180
TOTAL MEDIA & ENTERTAINMENT 50,141,910
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
10,150 Amgen Inc 4.875% 3/01/53 9,326,613
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,326,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
13,308 (c) Amkor Technology Inc 6.625% 9/15/27 13,385,053
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,385,053
SOFTWARE & SERVICES - 2.0%
5,750 (c) Gen Digital Inc 7.125% 9/30/30 6,007,416
5,975 (c) Gen Digital Inc 5.000% 4/15/25 5,952,020
8,000 Oracle Corp 6.500% 4/15/38 8,916,662
TOTAL SOFTWARE & SERVICES 20,876,098
TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
21,369 Hewlett Packard Enterprise Co 6.350% 10/15/45 22,950,120
8,553 Seagate HDD Cayman 9.625% 12/01/32 9,863,397
3,245 Seagate HDD Cayman 4.091% 6/01/29 3,088,886
5,900 (c) Viasat Inc 5.625% 4/15/27 5,599,150
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 41,501,553
TELECOMMUNICATION SERVICES - 0.6%
6,382 (c) GCI LLC 4.750% 10/15/28 6,053,737
TOTAL TELECOMMUNICATION SERVICES 6,053,737

Principal
Amount (000)   Description (a) Coupon Maturity Value
TRANSPORTATION - 1.6%
$ 8,279 XPO CNW Inc 6.700% 5/01/34 $ 8,605,077
5,060 (c) XPO Inc 6.250% 6/01/28 5,162,323
2,145 (c) XPO Inc 7.125% 6/01/31 2,240,864
TOTAL TRANSPORTATION 16,008,264
TOTAL CORPORATE BONDS
(cost $484,599,938) 478,481,238
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 30 .4 % X 314,800,791
AUTOMOBILES & COMPONENTS - 1.2%
$ 6,763 General Motors Financial Co Inc 6.500% N/A (d) $ 6,650,516
3,613 (b) General Motors Financial Co Inc 5.700% N/A (d) 3,464,076
1,800 (b) Goodyear Tire & Rubber Co/The 5.250% 7/15/31 1,632,568
TOTAL AUTOMOBILES & COMPONENTS 11,747,160
BANKS - 8.1%
10,160 (b) Bank of America Corp 6.500% N/A (d) 10,153,533
8,965 (b) Bank of America Corp 6.300% N/A (d) 9,046,704
4,691 Bank of America Corp 6.250% N/A (d) 4,684,739
23,521 Citigroup Inc 6.250% N/A (d) 23,723,586
4,025 (e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.573% N/A (d) 4,077,136
5,825 JPMorgan Chase & Co 6.875% N/A (d) 6,173,714
3,000 JPMorgan Chase & Co 6.100% N/A (d) 2,999,491
6,994 PNC Financial Services Group Inc/The 6.200% N/A (d) 7,024,382
5,450 (e) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.317% N/A (d) 5,463,096
6,175 (b) Wells Fargo & Co 7.625% N/A (d) 6,636,896
3,425 Wells Fargo & Co 5.875% N/A (d) 3,400,989
TOTAL BANKS 83,384,266
ENERGY - 3.4%
5,072 Enbridge Inc 8.500% 1/15/84 5,558,963
11,100 Energy Transfer LP 8.000% 5/15/54 11,809,878
6,200 Energy Transfer LP 7.125% N/A (d) 6,201,066
2,731 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500% 3/01/55 2,813,749
7,906 Transcanada Trust 5.875% 8/15/76 7,776,124
1,150 Transcanada Trust 5.600% 3/07/82 1,095,418
TOTAL ENERGY 35,255,198
FINANCIAL SERVICES - 4.1%
8,227 Ally Financial Inc 4.700% N/A (d) 7,476,509
6,675 American Express Co 3.550% N/A (d) 6,247,999
5,425 (c) Ares Finance Co III LLC 4.125% 6/30/51 5,102,874
5,475 Goldman Sachs Group Inc/The 7.500% N/A (d) 5,830,946
4,075 Goldman Sachs Group Inc/The 5.300% N/A (d) 4,073,585
5,750 Morgan Stanley 5.948% 1/19/38 5,954,643
8,250 State Street Corp 6.700% N/A (d) 8,446,598
TOTAL FINANCIAL SERVICES 43,133,154
FOOD, BEVERAGE & TOBACCO - 0.7%
3,300 (c) Land O' Lakes Inc 7.250% N/A (d) 2,729,328
3,200 (c) Land O' Lakes Inc 7.000% N/A (d) 2,523,038
2,042 (c) Land O' Lakes Inc 8.000% N/A (d) 1,822,178
TOTAL FOOD, BEVERAGE & TOBACCO 7,074,544

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
INSURANCE - 1.6%
$ 4,950 Enstar Finance LLC 5.750% 9/01/40 $ 4,849,158
650 Enstar Finance LLC 5.500% 1/15/42 597,900
10,255 (c) Liberty Mutual Group Inc 7.800% 3/15/37 11,130,008
TOTAL INSURANCE 16,577,066
MEDIA & ENTERTAINMENT - 0.7%
1,575 Paramount Global 6.375% 3/30/62 1,440,085
6,180 (c) Sirius XM Radio Inc 4.000% 7/15/28 5,788,472
TOTAL MEDIA & ENTERTAINMENT 7,228,557
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
6,275 (c) EUSHI Finance Inc 7.625% 12/15/54 6,503,435
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,503,435
UTILITIES - 10.0%
8,250 AES Corp/The 7.600% 1/15/55 8,498,235
7,228 Dominion Energy Inc 7.000% 6/01/54 7,688,669
6,350 Dominion Energy Inc 6.875% 2/01/55 6,613,407
7,525 Edison International 5.000% N/A (d) 7,279,263
3,114 Edison International 7.875% 6/15/54 3,267,682
1,800 Edison International 8.125% 6/15/53 1,889,933
14,370 Emera Inc 6.750% 6/15/76 14,417,134
12,090 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 11,732,314
2,950 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 3,084,526
11,775 (c) NRG Energy Inc 10.250% N/A (d) 13,107,871
20,475 (c) Vistra Corp 8.000% N/A (d) 21,173,832
5,090 (c) Vistra Corp 7.000% N/A (d) 5,144,545
TOTAL UTILITIES 103,897,411
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $316,104,889) 314,800,791
Shares Description (a) Value
X –
COMMON STOCKS - 9 .1 % X 94,545,949
BANKS - 0.3%
12,800 JPMorgan Chase & Co $ 2,877,440
TOTAL BANKS 2,877,440
CAPITAL GOODS - 2.5%
41,600 Carrier Global Corp 3,027,648
3,900 Deere & Co 1,504,386
23,100 Emerson Electric Co 2,434,509
14,200 General Dynamics Corp 4,250,912
10,500 Hubbell Inc 4,199,160
10,300 Huntington Ingalls Industries Inc 2,912,531
66,700 nVent Electric PLC 4,532,932
4,900 Parker-Hannifin Corp 2,940,980
TOTAL CAPITAL GOODS 25,803,058
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
4,000 Home Depot Inc/The 1,474,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,474,000
CONSUMER SERVICES - 0.6%
46,800 Boyd Gaming Corp 2,808,936
10,600 McDonald's Corp 3,059,796
TOTAL CONSUMER SERVICES 5,868,732

Shares Description (a) Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
38,700 Walmart Inc $ 2,988,801
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,988,801
ENERGY - 1.0%
23,900 ConocoPhillips 2,719,581
50,400 Exxon Mobil Corp 5,944,176
15,100 Valero Energy Corp 2,215,623
TOTAL ENERGY 10,879,380
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
12,400 American Tower Corp 2,778,344
99,796 National Storage Affiliates Trust 2,283,332
54,100 Rexford Industrial Realty Inc 2,754,772
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 7,816,448
FOOD, BEVERAGE & TOBACCO - 0.3%
25,700 Philip Morris International Inc 3,168,553
TOTAL FOOD, BEVERAGE & TOBACCO 3,168,553
INSURANCE - 0.3%
6,900 Everest Group Ltd 2,706,456
TOTAL INSURANCE 2,706,456
MEDIA & ENTERTAINMENT - 0.9%
33,800 Alphabet Inc, Class C 5,580,718
48,100 Walt Disney Co/The 4,347,278
TOTAL MEDIA & ENTERTAINMENT 9,927,996
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
54,200 Sanofi SA, ADR 3,049,292
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,049,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
13,600 Applied Materials Inc 2,682,736
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,682,736
SOFTWARE & SERVICES - 0.3%
105,000 Gen Digital Inc 2,778,300
TOTAL SOFTWARE & SERVICES 2,778,300
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
60,100 Corning Inc 2,515,185
232,400 Hewlett Packard Enterprise Co 4,501,588
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,016,773
TRANSPORTATION - 0.2%
20,100 United Parcel Service Inc, Class B 2,583,855
TOTAL TRANSPORTATION 2,583,855
UTILITIES - 0.3%
35,582 Sempra 2,924,129
TOTAL UTILITIES 2,924,129
TOTAL COMMON STOCKS
(cost $78,819,562) 94,545,949

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 8 .0 % X 82,150,772
CAPITAL GOODS - 0.5%
204,000 WESCO International Inc 10.625% $ 5,344,800
TOTAL CAPITAL GOODS 5,344,800
FINANCIAL SERVICES - 1.9%
314,799 Morgan Stanley 7.125% 7,970,711
181,000 Morgan Stanley 6.625% 4,841,750
89,574 Morgan Stanley 6.875% 2,267,118
194,900 Synchrony Financial 5.625% 3,829,785
TOTAL FINANCIAL SERVICES 18,909,364
FOOD, BEVERAGE & TOBACCO - 1.2%
384,432 CHS Inc 6.750% 9,764,573
90,213 CHS Inc 7.100% 2,310,355
TOTAL FOOD, BEVERAGE & TOBACCO 12,074,928
INSURANCE - 3.1%
287,059 Allstate Corp/The 7.375% 7,764,946
265,192 Athene Holding Ltd 6.350% 6,590,021
220,806 Athene Holding Ltd 6.375% 5,551,063
169,032 Enstar Group Ltd 7.000% 3,455,014
337,825 Reinsurance Group of America Inc 7.125% 8,803,719
TOTAL INSURANCE 32,164,763
UTILITIES - 1.3%
85,590 Algonquin Power & Utilities Corp 9.603% 2,182,545
434,800 SCE Trust VII 7.500% 11,474,372
TOTAL UTILITIES 13,656,917
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $83,750,215) 82,150,772
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CONVERTIBLE BONDS - 1 .9 % X 19,717,454
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
$ 4,875 (c) Seagate HDD Cayman 3.500% 6/01/28 $ 6,505,688
5,125 (c) Western Digital Corp 3.000% 11/15/28 7,369,750
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,875,438
UTILITIES - 0.6%
5,625 FirstEnergy Corp 4.000% 5/01/26 5,842,016
TOTAL UTILITIES 5,842,016
TOTAL CONVERTIBLE BONDS
(cost $19,370,462) 19,717,454
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .5 % X 15,865,653
BANKS - 1.4%
1,100 Bank of America Corp 7.250% $ 1,371,645
10,830 Wells Fargo & Co 7.500% 13,234,260
TOTAL BANKS 14,605,905

Shares   Description (a) Coupon Value
CAPITAL GOODS - 0.1%
25,200 Chart Industries Inc 6.750% $ 1,259,748
TOTAL CAPITAL GOODS 1,259,748
TOTAL CONVERTIBLE PREFERRED SECURITIES
(cost $16,590,543) 15,865,653
Shares Description (a) Coupon Issue Price Cap Price Maturity Value
X –
STRUCTURED NOTES - 1 .1 % X 10,883,027
30,000 JPMorgan Chase Bank,
Mandatory Exchangeable
Note, Linked to Common Stock
of Chart Industries, Inc. (Cap
117.96% of the Issue Price)
12.000% $168.4200 $198.6625 12/24/24 $ 3,767,936
122,100 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
Ciena Corp. (Cap 119.30% of
the Issue Price)
10.000% $– $72.3019 10/22/24 7,115,091
TOTAL STRUCTURED NOTES
(cost $12,278,730) 10,883,027
TOTAL LONG-TERM INVESTMENTS
(cost $1,011,514,339) 1,016,444,884
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
28,063,049 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(g) $ 28,063,049
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $28,063,049) 28,063,049
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
–
REPURCHASE AGREEMENTS - 0 .7 % X 7,213,725
$ 7,050 (h) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 7,050,000
164 (i) Fixed Income Clearing Corporation 1.600% 9/03/24 163,725
TOTAL REPURCHASE AGREEMENTS
(cost $7,213,725) 7,213,725
TOTAL SHORT-TERM INVESTMENTS
(cost $7,213,725) 7,213,725
TOTAL INVESTMENTS (cost $ 1,046,791,113 ) - 101 .6% 1,051,721,658
OTHER ASSETS & LIABILITIES, NET -  (1.6)% (16,357,609)
NET ASSETS - 100% $ 1,035,364,049
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,934,160.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $268,388,807 or 25.5% of Total Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
August 31, 2024

(h) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $7,054,144 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/31, valued at $7,191,206.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 8/30/24 to be repurchased at $163,754 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/49, valued at $167,125.
ADR American Depositary Receipt
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Floating Rate Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
LONG-TERM INVESTMENTS - 100.0%
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 85 .5% (b) X 1,301,028,836
AUTOMOBILES & COMPONENTS - 0.9%
$ 3,959 Adient US LLC, Term Loan B2 8.026% TSFR1M 2.750% 1/29/31 $ 3,974,881
7,756 Clarios Global LP, Term Loan B 7.747% SOFR30A 2.500% 5/06/30 7,788,679
2,148 DexKo Global Inc., Term Loan B 7.816% 3 Month LIBOR 3.750% 10/04/28 2,107,657
TOTAL AUTOMOBILES & COMPONENTS 13,871,217
CAPITAL GOODS - 5.8%
314 Ali Group North America
Corporation, Term Loan B
7.458% TSFR1M 2.000% 10/13/28 316,002
1,915 Bleriot US Bidco Inc, Term Loan
, (WI/DD)
TBD TBD TBD TBD 1,926,576
1,808 Centuri Group, Inc, Term Loan B 7.867% SOFR30A +
Prime
2.500% 8/28/28 1,808,878
3,287 Chamberlain Group Inc, Term
Loan B
8.747% TSFR1M 3.500% 11/03/28 3,289,162
5,475 Chamberlain Group Inc, Term
Loan B
8.597% TSFR1M 3.250% 10/22/28 5,477,889
4,697 Chart Industries, Inc., Term
Loan B
7.825% TSFR3M 2.500% 3/18/30 4,716,328
4,060 Core & Main LP, Term Loan B 7.339% SOFR90A 2.000% 7/27/28 4,064,744
294 Cornerstone Building Brands,
Inc., Term Loan B
8.687% TSFR1M 3.250% 4/12/28 286,037
1,645 Dynasty Acquisition Co., Inc.,
Term Loan B1
8.747% TSFR1M 3.500% 8/24/28 1,653,541
634 Dynasty Acquisition Co., Inc.,
Term Loan B2
8.747% TSFR1M 3.500% 8/24/28 637,563
7,322 Fly Funding II S.a.r.l., Term Loan
B
7.120% 3-Month LIBOR 1.750% 8/11/25 7,150,979
1,255 Fortna Group Inc, Term Loan ,
(WI/DD)
TBD TBD TBD TBD 1,139,854
9,810 Gates Global LLC, Term Loan B5 7.497% TSFR1M 2.250% 5/23/31 9,843,697
6,382 Madison IAQ LLC, Term Loan 7.889% TSFR6M 2.750% 6/21/28 6,398,989
2,520 MI Windows and Doors, LLC,
Term Loan B2
8.752% TSFR1M 3.500% 3/28/31 2,535,410
574 Quikrete Holdings, Inc., Term
Loan B
7.747% TSFR1M 2.500% 4/14/31 575,421
198 Quikrete Holdings, Inc., Term
Loan B1
7.497% TSFR1M 2.250% 3/19/29 198,127
1,194 Titan Acquisition Limited, Term
Loan B
10.326% SOFR180A 5.000% 2/01/29 1,188,609
12,532 TK Elevator US Newco Inc, Term
Loan B
8.588% TSFR6M 3.500% 4/15/30 12,590,329
5,154 TransDigm, Inc., Term Loan J 7.843% TSFR3M 2.500% 2/28/31 5,165,464
11,625 Victory Buyer LLC, Term Loan 9.142% TSFR1M 3.750% 11/20/28 11,208,635
5,519 Windsor Holdings III, LLC, Term
Loan B
9.311% TSFR1M 4.000% 8/01/30 5,555,615
TOTAL CAPITAL GOODS 87,727,849
COMMERCIAL & PROFESSIONAL SERVICES - 5.0%
10,188 Allied Universal Holdco LLC,
Term Loan B
9.097% TSFR1M 3.750% 5/15/28 10,139,450
2,098 Amentum Government Services
Holdings LLC, Term Loan
9.278% TSFR1M 4.000% 2/07/29 2,101,026
2,714 Anticimex International AB,
Term Loan B1
8.480% SOFR90A 3.150% 11/16/28 2,722,902

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 2,263 Anticimex International AB,
Term Loan B6
8.730% SOFR90A 3.400% 11/16/28 $ 2,279,338
3,329 CoreLogic, Inc., Term Loan 8.861% TSFR1M 3.500% 6/02/28 3,297,649
1,114 Creative Artists Agency, LLC ,
Term Loan B
8.497% TSFR1M 3.250% 11/27/28 1,120,511
4,431 Dun & Bradstreet Corporation
(The), Term Loan B
8.026% TSFR1M 2.750% 1/18/29 4,443,107
2,533 Ensemble RCM, LLC, Term Loan
B
8.252% TSFR3M 3.000% 8/01/29 2,543,461
1,454 Evertec Group, LLC, Term Loan
B
8.497% TSFR1M 3.250% 10/15/30 1,468,035
6,471 Garda World Security
Corporation, Term loan B
8.832% SOFR30A 3.500% 2/01/29 6,488,240
8,460 GFL Environmental Inc., Term
Loan B
7.321% SOFR90A 2.000% 6/27/31 8,477,385
4,496 LABL, Inc., Term Loan, First Lien 10.347% TSFR1M 5.000% 10/29/28 4,329,000
2,655 OMNIA Partners LLC, Term Loan 8.533% SOFR90A 3.250% 7/25/30 2,669,426
7,581 Prime Security Services
Borrower, LLC, Term Loan B
7.600% TSFR1M 2.250% 10/15/30 7,602,381
706 VT Topco, Inc., Term Loan B 8.747% TSFR1M 3.500% 8/12/30 711,488
13,799 WIN Waste Innovations
Holdings, Inc., Term Loan B ,
(DD1)
8.111% TSFR1M 2.750% 3/27/28 12,958,470
2,085 XPLOR T1 LLC, Term Loan B 9.597% SOFR90A 4.250% 6/13/31 2,092,819
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 75,444,688
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
383 Academy, Ltd., Term Loan 9.207% SOFR30A 3.750% 11/08/27 384,042
2,105 Barentz International B.V., Term
Loan B2
9.435% SOFR90A 4.000% 3/28/31 2,122,545
7,439 CNT Holdings I Corp, Term Loan 8.752% TSFR3M 3.500% 11/08/27 7,469,235
3,969 Driven Holdings, LLC, Term
Loan B
8.361% TSFR1M 3.000% 12/18/28 3,945,945
2,479 EOS Finco Sarl, Term Loan 11.264% SOFR180A 6.000% 8/03/29 2,071,873
10,285 Frontier Communications Corp.,
Term Loan B
8.832% SOFR90A 3.500% 6/21/31 10,310,713
1,490 Gulfside Supply Inc, Term Loan
B
8.286% SOFR90A 3.000% 5/29/31 1,492,794
6,525 Johnstone Supply LLC, Term
Loan
8.352% TSFR1M 3.000% 5/16/31 6,529,894
2,965 Kodiak Building Partners Inc.,
Term Loan B2
9.085% SOFR90A 3.750% 3/13/28 2,984,951
7,055 LBM Acquisition LLC, Term
Loan B
9.088% TSFR1M 3.750% 6/06/31 6,872,188
2,569 Les Schwab Tire Centers, Term
Loan B
8.247% TSFR1M 3.000% 4/16/31 2,574,444
3,105 Mister Car Wash Holdings, Inc.,
Term Loan B
8.247% TSFR1M 3.000% 3/27/31 3,114,455
9,013 PetSmart, Inc., Term Loan B 9.097% TSFR1M 3.750% 2/14/28 8,969,446
549 Restoration Hardware, Inc., Term
Loan B
7.861% TSFR1M 2.500% 10/15/28 508,132
4,335 Wand NewCo 3, Inc., Term loan
B
8.497% SOFR30A 3.250% 1/30/31 4,346,293
2,995 White Cap Buyer LLC, Term
Loan B
8.502% TSFR1M 3.250% 10/19/29 2,981,193
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 66,678,143

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
CONSUMER DURABLES & APPAREL - 1.9%
$ 2,855 ABG Intermediate Holdings 2
LLC, Term Loan B
7.997% SOFR30A 2.750% 12/21/28 $ 2,866,739
8,647 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
8.843% SOFR30A 3.500% 7/31/28 8,666,898
3,143 Hayward Industries, Inc., Term
Loan
7.861% TSFR1M 2.500% 5/30/28 3,149,727
31 Serta Simmons Bedding, LLC,
Term Loan
12.949% SOFR90A 7.500% 6/29/28 25,723
1,507 SRAM, LLC , Term Loan B 8.111% TSFR1M 2.750% 5/18/28 1,509,865
821 Topgolf Callaway Brands Corp.,
Term Loan B
8.247% TSFR1M 3.000% 3/18/30 814,505
4,913 Varsity Brands LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 4,898,408
7,931 Weber-Stephen Products LLC,
Term Loan B
8.611% TSFR1M 3.250% 10/29/27 7,449,822
TOTAL CONSUMER DURABLES & APPAREL 29,381,687
CONSUMER SERVICES - 9.8%
9,760 1011778 B.C. Unlimited Liability
Company, Term Loan B6
6.997% TSFR1M 1.750% 9/23/30 9,701,294
183 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.571% 3-Month LIBOR
+ SOFR90A
1.400% 9/29/26 100,879
364 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.596%, PIK
5.000%)
10.596% SOFR90A 5.000% 12/29/25 153,664
1,315 Allwyn Entertainment Financing
US LLC ,Term Loan , (WI/DD)
TBD TBD TBD TBD 1,320,760
8,666 Alterra Mountain Company,
Term Loan B4
8.497% TSFR1M 3.250% 8/17/28 8,704,765
3,116 Alterra Mountain Company,
Term Loan B5
8.747% TSFR1M 3.500% 5/31/30 3,135,812
1,740 AVSC Holding Corp., Term Loan
B3 , (cash 5.000%, PIK 10.000%)
5.000% N/A N/A 12/04/26 1,784,308
4,591 Caesars Entertainment Corp,
Term Loan B
7.997% SOFR30A 2.750% 2/06/30 4,602,482
3,491 Caesars Entertainment Inc.,
Term Loan B1
7.997% SOFR30A 2.750% 2/06/31 3,499,001
2,146 Carnival Corporation, Term
Loan B1
7.997% TSFR1M 2.750% 10/18/28 2,155,667
1,953 Carnival Corporation, Term
Loan B2
7.997% TSFR1M 2.750% 8/09/27 1,965,153
1,820 Cedar Fair, L.P., Term Loan B 7.342% SOFR30A 2.000% 4/18/31 1,825,687
1,766 Churchill Downs Incorporated,
Term Loan B1
7.347% TSFR1M 2.000% 3/17/28 1,770,002
15,405 ClubCorp Holdings, Inc., Term
Loan B2
10.596% SOFR90A 5.000% 9/18/26 15,459,263
2,177 Everi Holdings Inc., Term Loan B 7.861% SOFR30A 2.500% 8/03/28 2,186,780
8,141 Fertitta Entertainment, LLC,
Term Loan B
9.087% TSFR1M 3.750% 1/29/29 8,138,863
8,333 Flutter Entertainment PLC, Term
Loan B
7.585% SOFR90A 2.250% 11/29/30 8,353,958
3,240 GBT US III LLC, Term loan B 8.279% SOFR90A 3.000% 7/28/31 3,246,075
4,261 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.014% SOFR180A 2.750% 10/31/29 4,274,861
3,393 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.747% TSFR1M 2.500% 8/02/28 3,395,037
853 Hilton Grand Vacations
Borrower LLC, Term Loan B
7.497% TSFR1M 2.250% 1/17/31 851,191
5,071 IRB Holding Corp, Term Loan B 8.097% TSFR1M 2.750% 12/15/27 5,082,064
754 Life Time Fitness Inc , Term
Loan, First Lien
9.514% SOFR90A 4.000% 1/15/26 758,137

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
CONSUMER SERVICES (continued)
$ 10,085 Light and Wonder International,
Inc., Term Loan B2
7.592% TSFR1M 2.250% 4/16/29 $ 10,109,474
600 Marriott Ownership Resorts,
Inc., Term Loan B
7.497% TSFR1M 2.250% 4/01/31 600,126
8,097 Motion Finco Sarl, Term Loan B 8.835% SOFR90A 3.500% 11/30/29 8,008,756
3,021 Penn National Gaming, Inc.,
Term Loan B
8.097% TSFR1M 2.750% 4/20/29 3,035,908
3,135 PG Investment Company 59 S.a
r.l., Term Loan B
8.835% SOFR90A 3.500% 3/24/31 3,149,201
3,078 Playa Resorts Holding B.V., Term
Loan B
8.028% SOFR30A 2.750% 1/05/29 3,077,771
5,318 Scientific Games Holdings LP,
Term Loan B
8.318% SOFR90A 3.000% 4/04/29 5,303,440
6,461 SeaWorld Parks &
Entertainment, Inc., Term Loan B
7.747% TSFR1M 2.500% 8/25/28 6,473,649
10,177 Spin Holdco Inc., Term Loan 9.600% SOFR90A 4.000% 3/06/28 8,703,842
1,653 Station Casinos LLC, Term Loan
B
7.497% TSFR1M 2.250% 3/14/31 1,655,718
5,994 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
8.183% TSFR1M 2.750% 5/16/25 6,005,236
TOTAL CONSUMER SERVICES 148,588,824
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
1,790 Cardenas Markets, Inc., Term
Loan
12.185% SOFR90A 6.750% 8/01/29 1,801,412
2,874 US Foods, Inc., Term Loan B 7.247% TSFR1M 2.000% 11/22/28 2,892,556
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,693,968
ENERGY - 1.9%
384 BCP Renaissance Parent LLC,
Term Loan B
8.597% TSFR3M 3.250% 10/31/28 386,486
3,090 EG America LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 3,087,163
2,233 Epic Crude Services, LP, Term
Loan B
10.609% TSFR3M 5.000% 3/02/26 2,242,371
16,828 Freeport LNG Investments, LLLP,
Term Loan A
8.544% TSFR3M 3.000% 11/16/26 16,802,972
956 Freeport LNG Investments, LLLP,
Term Loan B
9.044% SOFR90A 3.500% 12/21/28 951,400
3,994 TransMontaigne Operating
Company L.P., Term Loan B
6.739% TSFR1M 3.500% 11/05/28 4,019,715
1,173 Traverse Midstream Partners
LLC, Term Loan
8.752% TSFR3M 3.500% 2/16/28 1,177,907
TOTAL ENERGY 28,668,014
FINANCIAL SERVICES - 1.7%
2,800 AAL Delaware Holdco, Inc.,
Term loan B
8.747% SOFR30A 3.500% 7/30/31 2,815,316
1,065 Aragorn Parent Corporation,
Term Loan
9.561% TSFR1M 4.250% 12/15/28 1,070,974
13,596 Boost Newco Borrower, LLC,
Term loan B
7.748% SOFR90A 2.500% 1/31/31 13,650,588
1,777 (d) Ditech Holding Corporation,
Term Loan
0.000% N/A N/A 6/30/24 55,538
1 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
7.097% TSFR1M 1.750% 5/01/28 995
1,458 Forward Air Corporation, Term
loan B
9.752% TSFR3M 4.500% 12/19/30 1,437,617

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
FINANCIAL SERVICES (continued)
$ 4,340 Kestra Advisor Services
Holdings A, Inc., Term Loan
9.057% TSFR3M 4.000% 3/24/31 $ 4,345,881
1,862 NCR Atleos LLC, Term Loan B 10.100% TSFR1M 4.750% 3/27/29 1,887,085
TOTAL FINANCIAL SERVICES 25,263,994
FOOD, BEVERAGE & TOBACCO - 2.2%
837 8th Avenue Food & Provisions,
Inc., Term Loan
10.111% TSFR1M 4.750% 10/01/25 801,250
5,294 8th Avenue Food & Provisions,
Inc., Term Loan, First Lien ,
(DD1)
9.111% TSFR1M 3.750% 10/01/25 5,081,863
2,590 CHG PPC Parent LLC, Term Loan 8.361% TSFR1M 3.000% 12/08/28 2,594,682
536 City Brewing Company, LLC,
First Lien
10.563% TSFR3M 3.500% 4/14/28 360,863
1,938 City Brewing Company, LLC,
Term Loan
9.063% TSFR3M 3.500% 4/14/28 1,647,186
741 City Brewing Company, LLC,
Term Loan
11.551% TSFR3M 6.250% 4/05/28 703,519
3,312 Fiesta Purchaser, Inc., Term
Loan B
9.247% TSFR1M 4.000% 2/12/31 3,336,218
7,513 Pegasus BidCo BV, Term Loan 8.868% TSFR3M 3.750% 7/12/29 7,541,679
3,268 Sycamore Buyer LLC, Term
Loan B
7.673% TSFR1M 2.250% 7/23/29 3,276,175
7,724 Triton Water Holdings, Inc, Term
Loan
8.846% SOFR90A 3.250% 3/31/28 7,732,525
930 Triton Water Holdings, Inc, Term
Loan B
9.335% SOFR90A 4.000% 3/31/28 934,879
TOTAL FOOD, BEVERAGE & TOBACCO 34,010,839
HEALTH CARE EQUIPMENT & SERVICES - 8.2%
2,887 ADMI Corp., Term Loan B5 10.997% TSFR1M 5.750% 12/23/27 2,913,204
2,780 Agiliti Health, Inc, Term Loan 8.332% TSFR3M 3.000% 5/01/30 2,764,219
5,471 AHP Health Partners, Inc., Term
Loan B
8.611% SOFR30A 3.250% 8/24/28 5,504,882
11,829 Bausch & Lomb, Inc., Term Loan 8.661% TSFR1M 3.250% 5/05/27 11,688,923
1,015 Concentra Health Services Inc,
Term loan B
7.526% SOFR30A 2.250% 6/26/31 1,020,075
3,175 Element Materials Technology
Group US Holdings Inc., Term
Loan
9.685% SOFR90A 4.250% 4/12/29 3,198,521
1,374 Gainwell Acquisition Corp.,
Term Loan B , (WI/DD)
TBD TBD TBD TBD 1,253,775
8,300 Global Medical Response, Inc.,
Term Loan
10.844% SOFR90A 5.500% 10/02/28 8,268,445
14 ICON Luxembourg S.A.R.L.,
Term Loan B
7.335% SOFR90A 2.000% 7/03/28 13,729
14,393 Medline Borrower, LP, Term
Loan B
7.997% SOFR30A 2.750% 10/23/28 14,445,095
1,166 Medline Borrower, LP, Term
Loan B
7.497% SOFR30A 2.250% 10/23/28 1,168,478
9,619 National Mentor Holdings, Inc.,
Term Loan , (DD1)
9.141% TSFR3M 3.750% 3/02/28 9,300,569
277 National Mentor Holdings, Inc.,
Term Loan C , (DD1)
9.185% SOFR90A 3.750% 3/02/28 267,519
1,276 Onex TSG Intermediate Corp.,
Term Loan B
10.346% SOFR90A 4.750% 2/28/28 1,275,748
3,911 Pacific Dental Services, LLC,
Term Loan B
8.592% TSFR1M 3.250% 3/17/31 3,930,753
3,486 Packaging Coordinators Midco,
Inc., Term Loan B
8.585% SOFR90A 3.250% 11/30/27 3,498,649

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 14,315 Parexel International
Corporation, Term loan B
8.247% SOFR30A 3.000% 11/15/28 $ 14,387,872
8,808 Phoenix Guarantor Inc, Term
Loan
8.594% TSFR1M 3.250% 2/21/31 8,831,694
3 PRA Health Sciences, Inc., Term
Loan B
7.335% SOFR90A 2.000% 7/03/28 3,446
1,593 Select Medical Corporation,
Term Loan B1
8.247% TSFR1M 3.000% 3/05/27 1,602,529
96 Sound Inpatient Physicians,
Term Loan B , (cash 9.096%, PIK
1.500%)
9.096% SOFR90A 3.500% 6/28/28 80,827
4,492 Star Parent, Inc., Term Loan B 9.085% SOFR90A 3.750% 9/30/30 4,473,606
18,021 Surgery Center Holdings, Inc.,
Term Loan B
8.061% TSFR1M 2.750% 12/19/30 18,079,898
6,805 Team Health Holdings, Inc.,
Term Loan B
10.499% TSFR3M 5.250% 3/02/27 6,513,001
222 (e) Vyaire Medical, Inc., Term Loan 6.338% SOFR90A 1.000% 6/14/25 26,268
75 (e) Vyaire Medical, Inc., Term Loan 6.301% TSFR2M 1.000% 6/14/25 74,630
303 (d),(e) Vyaire Medical, Inc., Term Loan
B
11.135% Prime +
SOFR180A
4.250% 4/16/25 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 124,586,385
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,475 Kronos Acquisition Holdings
Inc., Term Loan
9.314% SOFR90A 4.000% 6/27/31 4,428,371
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,428,371
INSURANCE - 6.1%
3,204 Acrisure, LLC, Term Loan B1 8.344% SOFR90A 3.000% 2/16/27 3,202,377
1,960 Acrisure, LLC, Term Loan B6 8.594% SOFR90A 3.250% 11/06/30 1,950,796
6,239 Alliant Holdings Intermediate,
LLC, Term Loan B6 , (DD1)
8.811% TSFR1M 3.500% 11/06/30 6,265,351
10,698 AssuredPartners, Inc., Term
Loan B5
8.747% TSFR1M 3.500% 2/14/31 10,729,640
705 Asurion LLC, Term Loan B11 9.597% SOFR30A 4.250% 8/21/28 702,352
6,057 Asurion LLC, Term Loan B8 8.611% TSFR1M 3.250% 12/23/26 6,037,061
1,424 Asurion LLC, Term Loan B9 8.611% TSFR1M 3.250% 7/30/27 1,410,722
15,684 Broadstreet Partners, Inc., Term
Loan B4 , (DD1)
8.497% TSFR1M 3.250% 5/12/31 15,698,749
9,400 HUB International Limited, Term
loan B
8.240% SOFR90A +
TSFR2M
3.000% 6/20/30 9,416,091
11,025 Ryan Specialty Group, LLC, Term
Loan
7.997% TSFR1M 2.750% 9/01/27 11,094,096
7,594 Sedgwick Claims Management
Services, Inc., Term Loan B
8.252% TSFR3M 3.000% 6/27/31 7,612,665
9,130 Truist Insurance Holdings LLC,
First Lien, Term Loan
8.585% SOFR90A 3.250% 3/22/31 9,153,784
6,060 USI, Inc., Term Loan 8.085% SOFR90A 2.750% 11/23/29 6,068,805
3,782 USI, Inc., Term Loan 8.085% SOFR90A 2.750% 9/27/30 3,786,199
TOTAL INSURANCE 93,128,688
MATERIALS - 5.4%
1,060 A-AP Buyer Inc, Term Loan , (WI/
DD)
TBD TBD TBD TBD 1,065,300
3,256 Arsenal AIC Parent LLC, Term
Loan B
8.497% TSFR1M 3.250% 8/19/30 3,267,144
4,950 Ascend Performance Materials
Operations LLC, Term Loan B
10.074% SOFR90A 4.750% 8/27/26 4,824,062
3,104 ASP Unifrax Holdings Inc, Term
Loan B
9.235% SOFR90A 3.750% 12/12/25 3,037,046

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
MATERIALS (continued)
$ 4,010 Axalta Coating Systems U.S.
Holdings, Inc., Term Loan B6
7.335% SOFR90A 2.000% 12/20/29 $ 4,027,267
5,941 Berlin Packaging LLC, Term
Loan B
9.094% SOFR30A +
SOFR90A
3.750% 5/12/31 5,946,509
5,967 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.422% SOFR30A 3.175% 4/13/29 5,966,832
4,323 CPC Acquisition Corp, Term
Loan
9.346% SOFR90A 3.750% 12/29/27 3,607,911
6,344 Discovery Purchaser
Corporation, Term Loan , (DD1)
9.693% SOFR90A 4.375% 8/03/29 6,351,313
569 INEOS Quattro Holdings UK
Ltd, Term Loan
9.097% TSFR1M 3.750% 3/03/30 570,909
3,059 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.597% TSFR1M 4.250% 3/29/29 3,069,943
2,985 Ineos US Finance LLC, Term
Loan B
8.997% TSFR1M 3.750% 2/07/31 2,992,463
3,066 Ineos US Finance LLC, Term
Loan B
8.497% TSFR1M 3.250% 2/09/30 3,065,992
6,944 Klockner-Pentaplast of America,
Inc., Term Loan B , (DD1)
9.723% TSFR6M 4.725% 2/09/26 6,591,307
3,882 Lonza Group AG, Term Loan B 9.360% SOFR90A 3.925% 7/03/28 3,741,167
4,975 Nouryon Finance B.V., Term
Loan B
8.628% TSFR3M 3.500% 4/03/28 5,002,921
248 Nouryon Finance B.V., Term
Loan B
8.821% TSFR3M 3.500% 4/03/28 249,986
4,745 Proampac PG Borrower LLC,
Term Loan
9.210% TSFR3M 4.000% 9/15/28 4,767,197
3,600 Reynolds Group Holdings Inc. ,
Term Loan B3
7.747% TSFR1M 2.500% 9/25/28 3,608,318
4,574 SupplyOne, Inc, Term Loan B 9.497% TSFR1M 4.250% 4/21/31 4,619,662
2,351 TricorBraun Holdings, Inc., Term
Loan
8.611% TSFR1M 3.250% 3/03/28 2,348,596
2,788 Tronox Finance LLC, Term Loan
B
7.997% TSFR1M 2.750% 4/04/29 2,800,155
1,447 Viant Medical Holdings, Inc.,
Term Loan, First Lien
9.111% TSFR1M 3.750% 7/02/25 1,447,051
TOTAL MATERIALS 82,969,051
MEDIA & ENTERTAINMENT - 4.2%
3,272 Advantage Sales & Marketing,
Inc., Term Loan
9.833% SOFR90A 4.250% 10/28/27 3,207,429
6,399 AMC Entertainment Holdings,
Inc. , Term Loan , (DD1)
12.311% TSFR1M 7.000% 1/04/29 6,391,397
6,699 Cengage Learning, Inc., Term
Loan B
9.538% SOFR180A 4.250% 3/24/31 6,730,194
244 Checkout Holding Corp., Term
Loan
14.834% TSFR1M 9.500% 5/24/30 238,941
2,963 Cinemark USA, Inc., Term Loan
B
8.519% SOFR30A +
SOFR90A
3.250% 5/24/30 2,979,239
8,157 Clear Channel Outdoor
Holdings, Inc., Term Loan
9.361% SOFR30A 4.000% 8/23/28 8,145,165
7,001 Crown Finance US, Inc., Term
Loan , (cash 6.861%, PIK
7.000%)
6.931% TSFR1M 4.250% 7/31/28 7,126,639
3,141 DirecTV Financing, LLC, Term
Loan
10.361% TSFR1M 5.000% 8/02/27 3,163,366
3,724 Dotdash Meredith Inc, Term
Loan B
9.442% SOFR30A 4.000% 12/01/28 3,731,172
1,845 iHeartCommunications, Inc.,
Term Loan
8.361% TSFR1M 3.000% 5/01/26 1,544,200

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
MEDIA & ENTERTAINMENT (continued)
$ 1,743 iHeartCommunications, Inc.,
Term Loan
8.611% TSFR1M 3.250% 5/01/26 $ 1,464,120
5,723 McGraw-Hill Global Education
Holdings, LLC, Term loan B
9.228% SOFR90A 4.000% 8/01/31 5,751,386
706 Mission Broadcasting, Inc., Term
Loan B
7.957% SOFR30A 2.500% 6/02/28 703,512
7,255 NEP Group, Inc., Term Loan B ,
(cash 9.361%, PIK 1.500%)
9.361% TSFR1M 4.000% 8/19/26 6,868,714
3,127 Simon & Schuster Inc, Term
Loan B
9.255% TSFR3M 4.000% 10/30/30 3,140,531
2,855 Wood Mackenzie Limited, Term
Loan B
8.604% TSFR3M 3.500% 2/10/31 2,876,056
TOTAL MEDIA & ENTERTAINMENT 64,062,061
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
1,629 Amneal Pharmaceuticals LLC,
Term Loan B
10.747% TSFR1M 5.500% 5/04/28 1,659,926
20,823 Jazz Financing Lux S.a.r.l., Term
Loan B
7.497% SOFR30A 2.250% 5/05/28 20,864,774
12,624 Organon & Co, Term Loan B 7.842% TSFR1M 2.500% 5/14/31 12,710,471
2,593 Perrigo Investments, LLC, Term
Loan B
7.597% TSFR1M 2.250% 4/05/29 2,592,123
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 37,827,294
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,494 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.997% TSFR1M 3.750% 1/31/30 2,506,219
6,589 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.247% TSFR1M 3.000% 1/31/30 6,589,262
69 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.111% TSFR1M 2.750% 8/21/25 69,051
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,164,532
SOFTWARE & SERVICES - 14.3%
987 Ahead DB Holdings, LLC, Term
Loan B3
8.798% SOFR30A 3.500% 2/03/31 989,833
2,155 Amazon Holdco Inc ,Term Loan
, (WI/DD)
TBD TBD TBD TBD 2,153,653
1,440 Applied Systems, Inc., Term
Loan, First Lien
8.286% SOFR90A 3.000% 2/24/31 1,448,295
3,333 AppLovin Corporation, Term
Loan , (DD1)
7.747% TSFR1M 2.500% 10/25/28 3,342,157
863 AppLovin Corporation, Term
Loan
7.747% TSFR1M 2.500% 8/18/30 865,266
520 Apttus Corporation, Term loan B 8.557% TSFR3M 3.500% 5/08/28 524,302
7,315 Avaya, Inc., Term Loan 12.747% TSFR3M 0.000% 8/01/28 6,532,477
12,532 Banff Merger Sub Inc, Term
loan B
9.005% TSFR3M 3.750% 7/30/31 12,519,063
10,862 Camelot U.S. Acquisition LLC,
Term Loan B
7.997% TSFR1M 2.750% 1/31/31 10,883,956
1,030 CCC Intelligent Solutions Inc.,
Term Loan B
7.611% TSFR1M 2.250% 9/21/28 1,032,182
7,785 Cotiviti Corporation, Term Loan 8.592% SOFR30A 3.250% 4/30/31 7,800,085
3,625 Drake Software, LLC, Term Loan
B
9.595% SOFR90A 4.250% 6/05/31 3,534,375
1,351 (f) Epicor Software Corporation,
Term Loan
8.497% SOFR30A 3.250% 5/23/31 1,358,369
11,518 Epicor Software Corporation,
Term Loan
8.497% SOFR30A 3.250% 5/23/31 11,577,480
4,579 Fortress Intermediate 3, Inc,
Term Loan B
9.002% TSFR1M 3.750% 5/08/31 4,590,448

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
SOFTWARE & SERVICES (continued)
$ 7,368 Genesys Cloud Services
Holdings II LLC, First Lien, Term
Loan B
8.747% TSFR1M 3.500% 12/01/27 $ 7,408,075
597 Genesys Cloud Services
Holdings II LLC, Term Loan B
9.111% TSFR1M 3.750% 12/01/27 600,881
2,079 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 2,087,774
8,119 Informatica LLC, Term Loan B ,
(DD1)
7.497% TSFR1M 2.250% 10/30/28 8,153,400
3,497 Instructure Holdings, Inc., Term
Loan B
8.074% TSFR3M 2.750% 10/30/28 3,511,547
5,500 Leia Finco US LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD 5,459,905
1,000 Maximus, Inc., Term Loan B 7.247% TSFR1M 2.000% 5/30/31 1,004,845
9,792 McAfee, LLC, Term Loan B 8.592% SOFR30A 3.250% 3/01/29 9,778,222
9,130 Mitchell International, Inc., Term
Loan , (DD1)
8.497% TSFR1M 3.250% 6/06/31 9,062,392
12,196 Open Text Corporation, Term
Loan B
7.497% TSFR1M 2.250% 1/31/30 12,272,286
1,951 Peraton Corp., Term Loan B 9.097% TSFR1M 3.750% 2/01/28 1,913,742
3,130 Perforce Software, Inc., Term
Loan
9.997% TSFR1M 4.750% 3/24/31 3,132,942
3,567 Perforce Software, Inc., Term
Loan B
9.097% TSFR1M 3.750% 7/01/26 3,566,122
4,630 Press Ganey Holdings, Inc.,
Term Loan B
8.747% TSFR1M 3.500% 4/24/31 4,624,213
2,109 Quartz Acquireco LLC, Term
Loan B
8.085% SOFR90A 2.750% 6/28/30 2,115,326
4,611 Rackspace Technology Global,
Inc., Term Loan, First Lien
11.654% SOFR30A 6.250% 5/15/28 4,670,693
10,333 Rackspace Technology Global,
Inc., Term Loan, First Lien
8.154% TSFR1M 2.750% 5/15/28 5,166,534
6,868 Rocket Software, Inc., Term
Loan B
9.997% TSFR1M 4.750% 11/28/28 6,877,552
7,290 Sophia, L.P., Term Loan B 8.847% TSFR1M 3.500% 10/29/29 7,318,538
975 SS&C Technologies Inc., Term
Loan B8
7.247% TSFR1M 2.000% 5/09/31 978,577
8,953 Syniverse Holdings, Inc., Term
Loan
12.335% SOFR90A 7.000% 5/10/29 8,828,512
4,552 Tempo Acquisition LLC, Term
Loan B
7.497% TSFR1M 2.250% 8/31/28 4,570,220
15,540 Ultimate Software Group Inc
(The), Term Loan B
8.555% SOFR90A 3.250% 2/10/31 15,593,885
5,397 Vision Solutions, Inc., Term Loan 9.514% SOFR90A 4.000% 4/24/28 5,299,822
4,825 VS Buyer, LLC, Term Loan B 8.587% TSFR1M 3.250% 4/14/31 4,841,091
2,821 West Corporation, Term Loan
B3
9.502% SOFR90A 4.000% 4/12/27 2,687,332
7,631 Zelis Payments Buyer, Inc., Term
Loan B
7.997% TSFR1M 2.750% 9/28/29 7,650,753
TOTAL SOFTWARE & SERVICES 218,327,122
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
9,598 CommScope, Inc., Term Loan B
, (DD1)
8.611% TSFR1M 3.250% 4/06/26 9,154,270
10,921 Delta TopCo, Inc., Term Loan 8.846% TSFR3M 3.500% 12/03/29 10,958,688
3,331 Ingram Micro Inc., Term Loan 8.596% SOFR90A 3.000% 7/03/28 3,347,607
3,526 MLN US HoldCo LLC, Term Loan 12.079% SOFR90A 6.700% 10/18/27 387,925
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
9.947% SOFR90A 4.500% 12/01/25 379,389

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
$ 1,364 Riverbed Technology, Inc., Term
Loan
4.917% 3-Month LIBOR
+ SOFR90A
2.250% 7/03/28 $ 840,166
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,068,045
TELECOMMUNICATION SERVICES - 3.8%
1,691 Altice France S.A., Term Loan
B12
9.250% 3-Month LIBOR 3.688% 2/02/26 1,383,962
5,029 Altice France S.A., Term Loan
B13
9.380% 3-Month LIBOR 4.000% 8/14/26 4,035,815
1,468 Cablevision Lightpath LLC, Term
Loan B
8.701% TSFR1M 3.250% 12/01/27 1,463,226
5,612 Cincinnati Bell, Inc., Term Loan
B2
8.597% TSFR1M 3.250% 11/24/28 5,610,919
4,797 (d) Cyxtera DC Holdings, Inc., Term
Loan B
0.000% N/A N/A 5/01/25 26,384
1,661 Digicel International Finance
Limited, Term Loan , (cash
12.002%, PIK 1.500%)
12.002% SOFR90A 6.750% 5/27/27 1,637,530
5,081 Iridium Satellite LLC, Term Loan
B
7.497% N/A N/A 9/20/30 5,070,778
6,187 Level 3 Financing Inc., Term
Loan B1 , (DD1)
11.838% TSFR1M 6.560% 4/16/29 6,242,926
6,618 Level 3 Financing Inc., Term
Loan B2 , (DD1)
11.838% TSFR1M 6.560% 4/15/30 6,668,800
1,996 Lumen Technologies, Inc., Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD 1,577,918
667 Numericable Group SA, Term
Loan B11
8.264% 3-Month LIBOR 2.750% 7/31/25 594,007
16,911 Zayo Group Holdings, Inc., Term
Loan , (DD1)
8.247% TSFR1M 3.000% 3/09/27 15,655,866
7,371 Ziggo Financing Partnership,
Term Loan I
7.951% SOFR30A 2.500% 4/28/28 7,280,482
TOTAL TELECOMMUNICATION SERVICES 57,248,613
TRANSPORTATION - 2.5%
3,208 AAdvantage Loyalty IP Ltd.,
Term Loan
10.294% TSFR3M 4.750% 4/20/28 3,323,768
4,639 Air Canada, Term Loan B 7.847% SOFR90A 2.500% 3/21/31 4,646,121
418 Brown Group Holding, LLC,
Term Loan B
7.997% SOFR30A 2.750% 7/01/31 418,525
2,609 Brown Group Holding, LLC,
Term Loan B2
7.935% TSFR3M 2.750% 7/01/31 2,612,357
1,190 First Student Bidco Inc, Term
Loan B
8.596% SOFR90A 3.000% 7/21/28 1,194,507
363 First Student Bidco Inc, Term
Loan C
8.596% SOFR90A 3.000% 7/21/28 364,124
6,500 Genesee & Wyoming Inc. (New),
Term Loan B
7.335% SOFR90A 2.000% 4/10/31 6,506,435
4,867 KKR Apple Bidco, LLC, Term
Loan
8.111% TSFR1M 2.750% 9/25/28 4,881,470
2,931 KKR Apple Bidco, LLC, Term
Loan
8.747% TSFR1M 3.500% 9/23/28 2,944,919
916 PODS, LLC, Term Loan B 8.514% TSFR3M 3.000% 3/31/28 853,268
464 SkyMiles IP Ltd., Term Loan B 9.032% TSFR3M 3.750% 10/20/27 474,217
5,087 United Airlines, Inc., Term Loan
B
8.033% TSFR3M 2.750% 2/24/31 5,111,084
4,748 WestJet Loyalty LP, Term Loan B 9.082% SOFR90A 3.750% 2/14/31 4,736,379
TOTAL TRANSPORTATION 38,067,174

Principal
Amount (000) Description (a)
Coupon
(b)
Reference
Rate (b) Spread (b) Maturity (c) Value
UTILITIES - 2.1%
$ 1,530 Hamilton Projects Acquiror, LLC
, Term Loan B
8.831% SOFR30A 3.750% 5/30/31 $ 1,544,612
2,280 Pacific Gas & Electric Company,
Term Loan
7.747% TSFR1M 2.500% 6/23/27 2,293,304
13,648 Talen Energy Supply, LLC, Term
Loan B
8.596% TSFR3M 3.500% 5/17/30 13,745,601
11,171 Talen Energy Supply, LLC, Term
Loan C
8.596% TSFR3M 3.500% 5/17/30 11,251,345
2,968 Vistra Zero Operating Company,
LLC, Term Loan B
7.997% TSFR1M 2.750% 4/30/31 2,987,415
TOTAL UTILITIES 31,822,277
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $1,304,446,342) 1,301,028,836
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 10 .7 % X 163,387,840
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,000 (g) Clarios Global LP / Clarios US Finance Co 6.750% 5/15/28 $ 1,028,133
525 (g) Dana Financing Luxembourg Sarl 5.750% 4/15/25 523,303
TOTAL AUTOMOBILES & COMPONENTS 1,551,436
CAPITAL GOODS - 0.5%
2,000 (g) TK Elevator US Newco Inc 5.250% 7/15/27 1,968,920
5,000 (g) TransDigm Inc 6.875% 12/15/30 5,221,160
TOTAL CAPITAL GOODS 7,190,080
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
1,500 (g) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625% 6/01/28 1,389,130
3,750 (g) Boost Newco Borrower LLC 7.500% 1/15/31 3,998,438
2,000 (g) Garda World Security Corp 4.625% 2/15/27 1,950,005
12,050 (g) GFL Environmental Inc 5.125% 12/15/26 12,003,287
10,905 (g) Prime Security Services Borrower LLC / Prime Finance Inc 5.750% 4/15/26 10,925,491
250 (g) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 249,044
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 30,515,395
CONSUMER SERVICES - 0.8%
3,000 (g) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 2,747,944
1,000 (g) Caesars Entertainment Inc 7.000% 2/15/30 1,035,568
1,000 (g) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
4.625% 1/15/29 935,503
5,500 (g) Life Time Inc 5.750% 1/15/26 5,500,902
3,000 (g) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 2,988,903
TOTAL CONSUMER SERVICES 13,208,820
ENERGY - 0.9%
265 (g) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 277,497
8,000 (g) Citgo Petroleum Corp 7.000% 6/15/25 8,004,832
4,000 Matador Resources Co 5.875% 9/15/26 4,000,020
1,000 (g) Weatherford International Ltd 8.625% 4/30/30 1,037,867
TOTAL ENERGY 13,320,216
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
3,000 (g) RLJ Lodging Trust LP 3.750% 7/01/26 2,900,324
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,900,324

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
$ 5,375 (g) CHS/Community Health Systems Inc 8.000% 12/15/27 $ 5,384,224
2,000 (g) CHS/Community Health Systems Inc 10.875% 1/15/32 2,165,042
2,020 (g) Global Medical Response Inc 10.000% 10/31/28 2,015,051
1,625 (g) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7.775% 1/31/29 1,562,031
2,000 (g) Select Medical Corp 6.250% 8/15/26 2,009,884
6,113 (g) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13.500% 6/30/28 6,812,381
2,500 Tenet Healthcare Corp 4.625% 6/15/28 2,442,905
500 (h) Tenet Healthcare Corp 6.125% 10/01/28 500,920
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,892,438
INSURANCE - 0.5%
4,100 (g) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
4.250% 10/15/27 3,951,531
4,000 (g) HUB International Ltd 7.250% 6/15/30 4,176,988
TOTAL INSURANCE 8,128,519
MATERIALS - 0.9%
1,875 (g),(h) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000% 9/01/29 1,615,782
1,500 (g) Arsenal AIC Parent LLC 8.000% 10/01/30 1,612,717
3,750 Ball Corp 6.000% 6/15/29 3,858,563
2,280 (g) LABL Inc 9.500% 11/01/28 2,330,192
2,000 (g) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC
4.000% 10/15/27 1,909,424
1,000 (g) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 950,062
1,175 (g) WR Grace Holdings LLC 4.875% 6/15/27 1,149,030
TOTAL MATERIALS 13,425,770
MEDIA & ENTERTAINMENT - 0.8%
2,900 (g) Clear Channel Outdoor Holdings Inc 5.125% 8/15/27 2,833,045
8 iHeartCommunications Inc 6.375% 5/01/26 6,536
2,000 (g) McGraw-Hill Education Inc 5.750% 8/01/28 1,960,247
500 (g),(h) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000% 8/15/27 496,524
7,000 (g) Ziggo Bond Co BV 6.000% 1/15/27 6,976,609
TOTAL MEDIA & ENTERTAINMENT 12,272,961
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,000 (g),(h) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 2,809,631
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,809,631
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,000 (g) Cushman & Wakefield US Borrower LLC 6.750% 5/15/28 2,028,767
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,028,767
SOFTWARE & SERVICES - 0.1%
2,240 (g) Open Text Holdings Inc 4.125% 12/01/31 2,039,697
TOTAL SOFTWARE & SERVICES 2,039,697
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,350 (g) CommScope LLC 6.000% 3/01/26 4,186,875
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,186,875
TELECOMMUNICATION SERVICES - 1.2%
7,284 (g) Frontier Communications Holdings LLC 5.875% 10/15/27 7,255,414
7,910 (g) Level 3 Financing Inc 10.500% 5/15/30 8,475,328
2,000 (g) Level 3 Financing Inc 10.500% 4/15/29 2,143,940
TOTAL TELECOMMUNICATION SERVICES 17,874,682

Principal
Amount (000)   Description (a) Coupon Maturity Value
TRANSPORTATION - 0.3%
$ 3,287 (g) Air Canada 3.875% 8/15/26 $ 3,171,737
1,500 (g) United Airlines Inc 4.625% 4/15/29 1,427,851
TOTAL TRANSPORTATION 4,599,588
UTILITIES - 0.3%
496 Pacific Gas and Electric Co 3.150% 1/01/26 484,936
497 Pacific Gas and Electric Co 4.500% 7/01/40 430,137
2,602 PG&E Corp 5.000% 7/01/28 2,548,485
1,000 PG&E Corp 5.250% 7/01/30 979,083
TOTAL UTILITIES 4,442,641
TOTAL CORPORATE BONDS
(cost $159,876,939) 163,387,840
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 2 .5 % X 37,485,329
1,540,737
Invesco Senior Loan ETF
$ 32,463,329
120,000
SPDR Blackstone Senior Loan ETF
5,022,000
TOTAL EXCHANGE-TRADED FUNDS
(cost $37,591,586) 37,485,329
Shares Description (a) Value
–
COMMON STOCKS - 1 .3 % X 19,905,546
BANKS - 0.0%
205 (e),(i) Bloom Parent Inc $ 204,614
TOTAL BANKS 204,614
CAPITAL GOODS - 0.0%
2,687 (i) TNT Crane & Rigging Inc 3,136
4,761 (i) TNT Crane & Rigging Inc 47
TOTAL CAPITAL GOODS 3,183
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (e),(i) Belk Inc 792
14,352 (i) EJF SIDECAR FUND, SERIES LLC 14,352
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,144
CONSUMER SERVICES - 0.0%
76,044 (i) 24 Hour Fitness Worldwide Inc 1,901
159,883 (i) 24 Hour Fitness Worldwide Inc 799
17,726 (i) Cengage Learning Holdings II Inc 307,546
953 (i) Crown Finance US Inc 18,822
TOTAL CONSUMER SERVICES 329,068
ENERGY - 0.2%
2,246 Chord Energy Corp 333,374
211,470 (i) Talos Energy Inc 2,425,561
76,990 (i) Transocean Ltd 364,932
5,884 (i) Vantage Drilling International Ltd 158,868
TOTAL ENERGY 3,282,735
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430 (e),(i) Millennium Health LLC 6,143
57,666 (e),(i) Millennium Health LLC 577
52,393 (i) Onex Carestream Finance LP 91,688
TOTAL HEALTH CARE EQUIPMENT & SERVICES 98,408

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Shares Description (a) Value
MEDIA & ENTERTAINMENT - 0.3%
7,105 (i) Catalina Marketing Corp $ 391
240,775 (i) Cineworld Group PLC 4,755,306
TOTAL MEDIA & ENTERTAINMENT 4,755,697
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (i) Bright Bidco BV 36,184
46,554 (i) Bright Bidco BV 26,489
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 62,673
SOFTWARE & SERVICES - 0.2%
262,085 (i) Avaya Inc 1,834,595
57,126 (i) Avaya Inc 399,882
TOTAL SOFTWARE & SERVICES 2,234,477
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
24,672 (i) Windstream Services PE LLC 335,120
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 335,120
TELECOMMUNICATION SERVICES - 0.0%
18,781 (i) Windstream Services PE LLC 255,102
TOTAL TELECOMMUNICATION SERVICES 255,102
TRANSPORTATION - 0.0%
1,018 (i) ACBL HLDG CORP 45,810
TOTAL TRANSPORTATION 45,810
UTILITIES - 0.6%
3,300 (e),(i),(j) Vistra Vision LLC 8,283,515
TOTAL UTILITIES 8,283,515
TOTAL COMMON STOCKS
(cost $36,553,332) 19,905,546
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .0 % X 258,780
TRANSPORTATION - 0.0%
4,313 ACBL HLDG CORP 0.000% $ 258,780
TOTAL TRANSPORTATION 258,780
TOTAL CONVERTIBLE PREFERRED SECURITIES
(cost $131,546) 258,780
Shares Description (a) Value
–
WARRANTS - 0 .0 % X 246,755
ENERGY - 0.0%
500 California Resources Corp $ 8,525
TOTAL ENERGY 8,525
TELECOMMUNICATION SERVICES - 0.0%
4 Intelsat SA/Luxembourg 6
TOTAL TELECOMMUNICATION SERVICES 6
TRANSPORTATION - 0.0%
3,029 ACBL HLDG CORP 181,740
1,071 ACBL HLDG CORP 48,195
15,145 (e) American Commercial Barge Line LLC 5,301

Shares Description (a) Value
TRANSPORTATION (continued)
11,952 (e) American Commercial Barge Line LLC $ 2,988
TOTAL TRANSPORTATION 238,224
TOTAL WARRANTS
(cost $618,953) 246,755
TOTAL LONG-TERM INVESTMENTS
(cost $1,539,218,698) 1,522,313,086
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
4,084,766 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(l) $ 4,084,766
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $4,084,766) 4,084,766
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 1.1%
X –
INVESTMENT COMPANIES - 1.1% X 17,389,009
17,389,009 BlackRock Liquidity Funds T-Fund 5.167%(m) $ 17,389,009
TOTAL INVESTMENT COMPANIES
(cost $17,389,009) 17,389,009
TOTAL SHORT-TERM INVESTMENTS
(cost $17,389,009) 17,389,009
TOTAL INVESTMENTS (cost $ 1,560,692,473 ) - 101 .4% 1,543,786,861
OTHER ASSETS & LIABILITIES, NET -  (1.4)% (21,314,107)
NET ASSETS - 100% $ 1,522,472,754
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(c) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $148,136,255 or 9.6% of Total Investments.
(h) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,915,501.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”). ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision. In connection with the transaction, holders of ENGH common stock received a combination of cash and membership interests in Vistra Vision. These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity. On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra through December 31, 2026.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
August 31, 2024

DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
TSFR
6M CME Term SOFR 6 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen High Yield Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.5%
X –
CORPORATE BONDS - 77 .6 % X 513,684,897
AUTOMOBILES & COMPONENTS - 3.1%
$ 1,825 Dana Inc 4.250% 9/01/30 $ 1,643,575
1,800 (b),(c) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 1,520,538
2,700 (c) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 2,794,192
2,000 (b) Goodyear Tire & Rubber Co/The 5.625% 4/30/33 1,761,711
2,900 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375% 5/15/29 2,845,702
2,000 (c) IHO Verwaltungs GmbH, (cash 6.000%, PIK 6.750%) 6.000% 5/15/27 1,970,728
3,170 (c) Phinia Inc 6.750% 4/15/29 3,252,949
2,225 (c) Tenneco Inc 8.000% 11/17/28 2,080,410
2,500 (c) ZF North America Capital Inc 6.750% 4/23/30 2,569,885
TOTAL AUTOMOBILES & COMPONENTS 20,439,690
CAPITAL GOODS - 2.9%
1,800 (c) Albion Financing 2 Sarl 8.750% 4/15/27 1,839,486
3,750 (c) Alta Equipment Group Inc 9.000% 6/01/29 3,407,365
1,425 (c) Arcosa Inc 6.875% 8/15/32 1,485,469
1,325 (c) Brand Industrial Services Inc 10.375% 8/01/30 1,443,683
1,750 (c) EquipmentShare.com Inc 8.625% 5/15/32 1,829,975
2,665 (c) Herc Holdings Inc 6.625% 6/15/29 2,741,062
4,000 (c) Masterbrand Inc 7.000% 7/15/32 4,120,024
1,500 (c) TransDigm Inc 6.875% 12/15/30 1,566,348
1,000 (c) Trinity Industries Inc 7.750% 7/15/28 1,047,894
TOTAL CAPITAL GOODS 19,481,306
COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
1,365 (c) Brink's Co/The 6.500% 6/15/29 1,412,420
3,325 (c) Garda World Security Corp 8.250% 8/01/32 3,379,370
1,900 (c) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 1,892,737
4,690 (c) RR Donnelley & Sons Co 9.500% 8/01/29 4,646,468
3,650 (c) RR Donnelley & Sons Co 10.875% 8/01/29 3,572,375
2,000 (c) VT Topco Inc 8.500% 8/15/30 2,102,808
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 17,006,178
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.5%
4,526 (c) Carvana Co, (cash 13.000%, PIK 13.000%) 13.000% 6/01/30 4,832,016
4,240 (c) Carvana Co, (cash 12.000%, PIK 12.000%) 12.000% 12/01/28 4,400,966
1,000 (c) Cougar JV Subsidiary LLC 8.000% 5/15/32 1,054,748
2,225 (c) Gap Inc/The 3.875% 10/01/31 1,922,125
1,425 (c) Group 1 Automotive Inc 6.375% 1/15/30 1,449,671
3,000 Kohl's Corp 4.625% 5/01/31 2,478,537
1,485 (c) LCM Investments Holdings II LLC 8.250% 8/01/31 1,578,929
3,500 (c) Macy's Retail Holdings LLC 6.125% 3/15/32 3,347,900
9,250 (c) Michaels Cos Inc/The 7.875% 5/01/29 5,415,135
1,450 (c) Michaels Cos Inc/The 5.250% 5/01/28 1,138,458
2,200 (c) Velocity Vehicle Group LLC 8.000% 6/01/29 2,288,255
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 29,906,740
CONSUMER DURABLES & APPAREL - 0.3%
1,750 (b) Newell Brands Inc 6.625% 9/15/29 1,747,311
TOTAL CONSUMER DURABLES & APPAREL 1,747,311
CONSUMER SERVICES - 3.2%
1,895 (c) 1011778 BC ULC / New Red Finance Inc 6.125% 6/15/29 1,935,316
2,000 (c) Churchill Downs Inc 4.750% 1/15/28 1,950,310
3,790 (c) Cinemark USA Inc 7.000% 8/01/32 3,933,891

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
CONSUMER SERVICES (continued)
$ 2,680 (c) Flutter Treasury Designated Activity Co 6.375% 4/29/29 $ 2,764,937
2,990 (c) Hilton Domestic Operating Co Inc 5.875% 4/01/29 3,047,022
2,455 (c) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 2,484,588
2,700 (c) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 2,690,013
2,475 (c) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625% 5/01/32 2,547,463
TOTAL CONSUMER SERVICES 21,353,540
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
2,785 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 2,820,874
1,570 Walgreens Boots Alliance Inc 8.125% 8/15/29 1,572,708
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,393,582
ENERGY - 12.2%
3,240 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/01/32 3,280,412
2,600 (c) Baytex Energy Corp 7.375% 3/15/32 2,692,781
2,800 (c) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 2,912,451
2,890 (c) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 3,027,236
5,200 (c) Buckeye Partners LP 6.875% 7/01/29 5,318,092
1,440 (c) Civitas Resources Inc 8.375% 7/01/28 1,518,140
1,530 (c) CNX Midstream Partners LP 4.750% 4/15/30 1,427,009
2,500 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500% 6/15/31 2,450,852
2,500 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500% 12/15/33 2,701,115
3,575 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 3,759,031
1,890 (c) EQM Midstream Partners LP 6.375% 4/01/29 1,943,028
1,695 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 1,739,368
4,560 (c) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 4,740,444
3,790 (c) Harvest Midstream I LP 7.500% 5/15/32 3,984,256
5,350 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/01/33 5,859,240
2,805 (c) Kraken Oil & Gas Partners LLC 7.625% 8/15/29 2,890,931
2,000 (c) Nabors Industries Inc 8.875% 8/15/31 2,004,026
2,730 (c) Noble Finance II LLC 8.000% 4/15/30 2,830,608
1,800 (c) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 1,871,753
2,000 (c) SM Energy Co 6.750% 8/01/29 2,031,212
2,460 (c) Sunoco LP 7.000% 5/01/29 2,562,550
1,700 (c) Talos Production Inc 9.000% 2/01/29 1,805,963
5,685 (c) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 5,839,422
7,475 (c) Venture Global LNG Inc 7.000% 1/15/30 7,642,052
3,000 (c) Venture Global LNG Inc 9.875% 2/01/32 3,333,000
500 (c) Weatherford International Ltd 8.625% 4/30/30 518,933
TOTAL ENERGY 80,683,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
2,310 (c) Iron Mountain Inc 7.000% 2/15/29 2,399,136
1,815 (c) Iron Mountain Information Management Services Inc 5.000% 7/15/32 1,727,398
4,000 (b) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 3,394,892
2,500 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500% 4/01/32 2,575,045
1,100 (c) RLJ Lodging Trust LP 4.000% 9/15/29 998,380
5,770 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 5,920,343
2,000 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.500% 2/15/29 1,531,163
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,546,357
FINANCIAL SERVICES - 7.3%
3,225 (c) Block Inc 6.500% 5/15/32 3,344,367
7,725 (c) Encore Capital Group Inc 8.500% 5/15/30 8,083,621
3,500 (c) FirstCash Inc 6.875% 3/01/32 3,595,595
3,000 (c) Hunt Cos Inc 5.250% 4/15/29 2,827,853

Principal
Amount (000)   Description (a) Coupon Maturity Value
FINANCIAL SERVICES (continued)
$ 4,760 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 $ 4,816,178
4,550 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 3,991,757
2,425 (c) NCR Corp ATM 9.500% 4/01/29 2,671,196
1,700 OneMain Finance Corp 7.875% 3/15/30 1,777,994
2,000 OneMain Finance Corp 4.000% 9/15/30 1,770,095
5,225 (c) PennyMac Financial Services Inc 7.875% 12/15/29 5,544,545
1,185 (c) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750% 8/15/32 1,222,523
5,425 (c) Starwood Property Trust Inc 7.250% 4/01/29 5,647,007
3,500 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/01/30 2,870,041
TOTAL FINANCIAL SERVICES 48,162,772
FOOD, BEVERAGE & TOBACCO - 1.2%
1,425 (c) B&G Foods Inc 8.000% 9/15/28 1,481,483
6,400 (c) Post Holdings Inc 6.375% 3/01/33 6,446,720
TOTAL FOOD, BEVERAGE & TOBACCO 7,928,203
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
2,750 (c) AHP Health Partners Inc 5.750% 7/15/29 2,659,398
4,500 (c) CHS/Community Health Systems Inc 10.875% 1/15/32 4,871,345
1,800 (c) CHS/Community Health Systems Inc 5.625% 3/15/27 1,741,944
1,425 (c) CHS/Community Health Systems Inc 5.250% 5/15/30 1,277,704
1,360 (c) Concentra Escrow Issuer Corp 6.875% 7/15/32 1,422,685
3,850 (c) DaVita Inc 6.875% 9/01/32 3,938,774
3,030 (c) Global Medical Response Inc 10.000% 10/31/28 3,022,576
2,000 (c) LifePoint Health Inc 10.000% 6/01/32 2,170,646
1,000 (c) LifePoint Health Inc 11.000% 10/15/30 1,126,996
4,075 (c) Pediatrix Medical Group Inc 5.375% 2/15/30 3,896,832
6,035 (b),(c) Prime Healthcare Services Inc 9.375% 9/01/29 6,083,800
TOTAL HEALTH CARE EQUIPMENT & SERVICES 32,212,700
INSURANCE - 1.6%
2,900 (c) Acrisure LLC / Acrisure Finance Inc 8.250% 2/01/29 2,984,805
2,085 (c) Ardonagh Finco Ltd 7.750% 2/15/31 2,152,285
2,480 (c) Ardonagh Group Finance Ltd 8.875% 2/15/32 2,568,397
3,000 (c) Panther Escrow Issuer 7.125% 6/01/31 3,124,836
TOTAL INSURANCE 10,830,323
MATERIALS - 3.7%
1,690 (c) Arsenal AIC Parent LLC 8.000% 10/01/30 1,816,995
2,770 (c) Cleveland-Cliffs Inc 7.000% 3/15/32 2,781,788
725 (c) Cleveland-Cliffs Inc 6.750% 4/15/30 735,028
1,850 (c) EverArc Escrow Sarl 5.000% 10/30/29 1,745,901
3,500 (c) Mineral Resources Ltd 9.250% 10/01/28 3,697,560
3,250 (c) Olympus Water US Holding Corp 7.250% 6/15/31 3,359,168
2,000 (b),(c) Olympus Water US Holding Corp 6.250% 10/01/29 1,878,554
2,630 (c) Sealed Air Corp 6.500% 7/15/32 2,690,274
4,690 (c) Tronox Inc 4.625% 3/15/29 4,274,131
1,500 (c) WR Grace Holdings LLC 5.625% 8/15/29 1,390,863
TOTAL MATERIALS 24,370,262
MEDIA & ENTERTAINMENT - 8.2%
2,000 (c) Advantage Sales & Marketing Inc 6.500% 11/15/28 1,875,122
3,000 (b),(c) AMC Entertainment Holdings Inc 7.500% 2/15/29 2,185,243
2,750 (b),(c) Cablevision Lightpath LLC 5.625% 9/15/28 2,493,236
1,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 2/01/31 867,706
3,142 (c) CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/03/31 3,198,148
3,175 (c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 3,136,092
1,800 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 1/15/34 1,451,540
1,800 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 6/01/33 1,504,801

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
MEDIA & ENTERTAINMENT (continued)
$ 2,300 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 $ 1,963,865
1,325 (c) Clear Channel Outdoor Holdings Inc 7.875% 4/01/30 1,384,436
1,800 (c) CSC Holdings LLC 5.500% 4/15/27 1,468,596
3,650 (c) CSC Holdings LLC 4.125% 12/01/30 2,407,020
1,800 (c) CSC Holdings LLC 11.250% 5/15/28 1,599,638
8,000 (c) DISH Network Corp 11.750% 11/15/27 8,134,120
1,630 (c) Gray Television Inc 10.500% 7/15/29 1,672,988
1,525 (c) Gray Television Inc 4.750% 10/15/30 868,340
1,725 (c) LCPR Senior Secured Financing DAC 6.750% 10/15/27 1,577,103
2,400 (c) McGraw-Hill Education Inc 7.375% 9/01/31 2,478,662
2,500 (c) McGraw-Hill Education Inc 8.000% 8/01/29 2,489,600
2,750 (c) Sirius XM Radio Inc 3.875% 9/01/31 2,359,764
2,825 (c) Sirius XM Radio Inc 4.125% 7/01/30 2,535,671
2,000 (c) Sunrise HoldCo IV BV 5.500% 1/15/28 1,969,262
1,570 (c) Univision Communications Inc 6.625% 6/01/27 1,554,021
1,405 (c) Univision Communications Inc 8.500% 7/31/31 1,402,210
2,025 (b),(c) Univision Communications Inc 7.375% 6/30/30 1,943,676
TOTAL MEDIA & ENTERTAINMENT 54,520,860
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
4,075 (c) Bausch Health Cos Inc 5.500% 11/01/25 3,922,656
1,550 (c) Bausch Health Cos Inc 9.000% 12/15/25 1,429,066
5,500 (b),(c) Grifols SA 4.750% 10/15/28 5,224,653
3,385 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 3,566,703
2,400 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750% 5/15/34 2,487,202
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,630,280
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
3,598 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 3,189,576
1,800 Kennedy-Wilson Inc 5.000% 3/01/31 1,565,789
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,755,365
SOFTWARE & SERVICES - 3.3%
5,420 (b),(c) Ahead DB Holdings LLC 6.625% 5/01/28 5,200,109
2,245 (c) Amentum Escrow Corp 7.250% 8/01/32 2,347,368
2,000 (c) CA Magnum Holdings 5.375% 10/31/26 1,951,482
4,300 (c) Cloud Software Group Inc 8.250% 6/30/32 4,502,242
3,500 (c) Cloud Software Group Inc 6.500% 3/31/29 3,450,104
4,535 (c) Rocket Software Inc 9.000% 11/28/28 4,704,739
TOTAL SOFTWARE & SERVICES 22,156,044
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
2,000 (c) Coherent Corp 5.000% 12/15/29 1,933,968
4,800 (c) CommScope LLC 6.000% 3/01/26 4,620,000
1,350 (c) Imola Merger Corp 4.750% 5/15/29 1,299,329
2,000 (c) Sensata Technologies Inc 6.625% 5/31/32 2,069,435
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,922,732
TELECOMMUNICATION SERVICES - 4.8%
2,000 Digicel Intermediate Holdings Ltd / Digicel International
Finance Ltd / Difl US
12.000% 5/25/27 1,992,527
2,000 (c) Frontier Communications Holdings LLC 6.750% 5/01/29 1,929,200
4,675 (c) Iliad Holding SASU 8.500% 4/15/31 4,953,943
5,000 (c) Level 3 Financing Inc 10.500% 4/15/29 5,359,850
5,000 (c) Level 3 Financing Inc 4.875% 6/15/29 3,887,750
1,500 (c) Level 3 Financing Inc 10.750% 12/15/30 1,615,455
2,000 (c) Level 3 Financing Inc 4.250% 7/01/28 1,405,140
3,200 (b),(c) Zayo Group Holdings Inc 4.000% 3/01/27 2,793,068

Principal
Amount (000)   Description (a) Coupon Maturity Value
TELECOMMUNICATION SERVICES (continued)
$ 2,000 (c) Zayo Group Holdings Inc 6.125% 3/01/28 $ 1,545,800
6,020 (c) Zegona Finance PLC 8.625% 7/15/29 6,253,275
TOTAL TELECOMMUNICATION SERVICES 31,736,008
TRANSPORTATION - 3.9%
2,445 (b),(c) American Airlines Inc 7.250% 2/15/28 2,460,205
9,750 (c) Brightline East LLC 11.000% 1/31/30 8,891,564
3,367 (c) Cargo Aircraft Management Inc 4.750% 2/01/28 3,225,089
1,790 (c) Genesee & Wyoming Inc 6.250% 4/15/32 1,829,504
4,304 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 4,380,993
1,250 (c) United Airlines Inc 4.625% 4/15/29 1,189,876
4,200 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 3,927,758
TOTAL TRANSPORTATION 25,904,989
UTILITIES - 1.7%
3,250 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 3,046,894
4,000 (c) Talen Energy Supply LLC 8.625% 6/01/30 4,331,188
3,400 (c) Vistra Operations Co LLC 7.750% 10/15/31 3,617,668
TOTAL UTILITIES 10,995,750
TOTAL CORPORATE BONDS
(cost $501,983,695) 513,684,897
Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 11 .1% (d) X 73,296,392
CAPITAL GOODS - 0.9%
$ 2,985 Albion Financing 3 Sarl, Term
Loan , (WI/DD)
TBD TBD TBD TBD $ 3,009,865
2,977 TransDigm, Inc., Term Loan J 7.843% TSFR3M 2.500% 2/28/31 2,984,214
TOTAL CAPITAL GOODS 5,994,079
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9%
3,350 Frontier Communications Corp.,
Term Loan B
8.832% SOFR90A 3.500% 6/21/31 3,358,375
2,700 Staples, Inc., Term Loan B 10.605% TSFR3M 5.000% 8/23/29 2,468,246
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,826,621
CONSUMER SERVICES - 0.7%
191 24 Hour Fitness Worldwide, Inc.,
Exit Term Loan
19.603% 3-Month LIBOR
+ SOFR90A
14.000% 9/29/26 105,340
415 24 Hour Fitness Worldwide, Inc.,
Term Loan , (cash 10.596%, PIK
5.000%)
10.596% SOFR90A 5.000% 12/29/25 175,239
2,494 Caesars Entertainment Inc.,
Term Loan B1
7.997% SOFR30A 2.750% 2/06/31 2,499,286
1,710 Carnival Corporation, Term
Loan B2
7.997% TSFR1M 2.750% 8/09/27 1,720,046
TOTAL CONSUMER SERVICES 4,499,911
FINANCIAL SERVICES - 1.0%
2,000 Boost Newco Borrower, LLC,
Term loan B
7.748% SOFR90A 2.500% 1/31/31 2,008,030
2,277 Forward Air Corporation, Term
loan B , (DD1)
9.752% TSFR3M 4.500% 12/19/30 2,245,167
2,234 NCR Atleos LLC, Term Loan B 10.100% TSFR1M 4.750% 3/27/29 2,264,502
TOTAL FINANCIAL SERVICES 6,517,699

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(d)
Reference
Rate (d) Spread (d) Maturity (e) Value
FOOD, BEVERAGE & TOBACCO - 0.5%
$ 3,618 Triton Water Holdings, Inc, Term
Loan
8.846% SOFR90A 3.250% 3/31/28 $ 3,622,474
TOTAL FOOD, BEVERAGE & TOBACCO 3,622,474
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
2,987 ADMI Corp., Term Loan B2 8.736% TSFR1M 3.375% 12/23/27 2,917,988
1,795 Athenahealth, Inc., Term Loan B 8.502% TSFR1M 3.250% 1/27/29 1,787,089
3,576 Heartland Dental, LLC, Term
Loan
9.747% TSFR1M 4.500% 4/28/28 3,547,000
2,719 Medline Borrower, LP, Term
Loan B
7.997% SOFR30A 2.750% 10/23/28 2,728,704
3,741 Phoenix Guarantor Inc, Term
Loan
8.594% TSFR1M 3.250% 2/21/31 3,750,481
691 Select Medical Corporation,
Term Loan B1
8.247% TSFR1M 3.000% 3/05/27 694,859
5,000 Team Health Holdings, Inc.,
Term Loan B , (DD1)
10.499% TSFR3M 5.250% 3/02/27 4,785,150
TOTAL HEALTH CARE EQUIPMENT & SERVICES 20,211,271
INSURANCE - 1.4%
2,222 Acrisure, LLC, Term Loan B6 8.594% SOFR90A 3.250% 11/06/30 2,211,272
2,637 Broadstreet Partners, Inc., Term
Loan B4
8.497% TSFR1M 3.250% 5/12/31 2,639,179
2,494 HUB International Limited, Term
loan B
8.240% SOFR90A +
TSFR2M
3.000% 6/20/30 2,498,114
1,786 USI, Inc., Term Loan 8.085% SOFR90A 2.750% 9/27/30 1,788,756
TOTAL INSURANCE 9,137,321
MEDIA & ENTERTAINMENT - 0.3%
2,000 Gray Television, Inc., Term Loan
D
8.457% SOFR30A 3.000% 12/01/28 1,825,880
TOTAL MEDIA & ENTERTAINMENT 1,825,880
SOFTWARE & SERVICES - 1.2%
1,596 Cotiviti Corporation, Term Loan 8.592% SOFR30A 3.250% 4/30/31 1,598,992
4,050 McAfee, LLC, Term Loan B 8.592% SOFR30A 3.250% 3/01/29 4,044,290
2,000 Ultimate Software Group Inc
(The), Term Loan B
8.555% SOFR90A 3.250% 2/10/31 2,006,920
TOTAL SOFTWARE & SERVICES 7,650,202
TELECOMMUNICATION SERVICES - 1.2%
2,487 Altice France S.A., Term Loan
B13 , (WI/DD)
TBD TBD TBD TBD 1,996,117
1,800 Lumen Technologies, Inc., Term
Loan B2 , (WI/DD)
TBD TBD TBD TBD 1,422,972
998 Numericable Group SA, Term
Loan B11
8.264% 3-Month LIBOR 2.750% 7/31/25 887,932
3,750 Ziggo Financing Partnership,
Term Loan I
7.951% SOFR30A 2.500% 4/28/28 3,703,913
TOTAL TELECOMMUNICATION SERVICES 8,010,934
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $73,433,439) 73,296,392
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 5 .0 % X 32,864,364
118,399
iShares 0-5 Year High Yield Corporate Bond ETF
$ 5,098,261
609,081
iShares Broad USD High Yield Corporate Bond ETF
22,706,540

Shares Description (a) Value
198,570
SPDR Bloomberg Short Term High Yield Bond ETF
$ 5,059,563
TOTAL EXCHANGE-TRADED FUNDS
(cost $32,507,959) 32,864,364
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1 .4 % X 9,622,331
AUTOMOBILES & COMPONENTS - 0.3%
$ 2,200 General Motors Financial Co Inc 5.750% N/A (f) $ 2,091,446
TOTAL AUTOMOBILES & COMPONENTS 2,091,446
ENERGY - 0.8%
2,600 Energy Transfer LP 6.500% N/A (f) 2,579,521
3,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/01/55 3,063,000
TOTAL ENERGY 5,642,521
FINANCIAL SERVICES - 0.3%
1,800 Goldman Sachs Group Inc/The 7.500% N/A (f) 1,888,364
TOTAL FINANCIAL SERVICES 1,888,364
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $9,367,738) 9,622,331
Principal
Amount (000) Description (a) ,(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 0 .9 % X 5,654,701
BANKS - 0.6%
$ 1,850 (b),(c) Intesa Sanpaolo SpA 7.700% N/A (f) $ 1,847,519
2,000 (c) Societe Generale SA 9.375% N/A (f) 2,079,374
TOTAL BANKS 3,926,893
FINANCIAL SERVICES - 0.3%
1,800 Deutsche Bank AG 6.000% N/A (f) 1,727,808
TOTAL FINANCIAL SERVICES 1,727,808
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $5,467,637) 5,654,701
Shares Description (a) Value
X –
COMMON STOCKS - 0 .5 % X 3,110,863
CONSUMER SERVICES - 0.0%
86,730 (h) 24 Hour Fitness Worldwide Inc $ 2,168
182,331 (h) 24 Hour Fitness Worldwide Inc 912
TOTAL CONSUMER SERVICES 3,080
ENERGY - 0.1%
27,489 (h) Talos Energy Inc 315,299
TOTAL ENERGY 315,299
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
607 (h) Bright Bidco BV 345
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 345

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Shares Description (a) Value
UTILITIES - 0.4%
1,112 (h),(i),(j) Vistra Vision LLC $ 2,792,139
TOTAL UTILITIES 2,792,139
TOTAL COMMON STOCKS
(cost $3,023,254) 3,110,863
TOTAL LONG-TERM INVESTMENTS
(cost $625,783,722) 638,233,548
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.1%
33,825,666 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(l) $ 33,825,666
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $33,825,666) 33,825,666
Shares Description (a) Coupon Value
SHORT-TERM INVESTMENTS - 3.1%
X –
INVESTMENT COMPANIES - 3.1% X 20,529,617
20,529,617 BlackRock Liquidity Funds T-Fund 5.167%(m) $ 20,529,617
TOTAL INVESTMENT COMPANIES
(cost $20,529,617) 20,529,617
TOTAL SHORT-TERM INVESTMENTS
(cost $20,529,617) 20,529,617
TOTAL INVESTMENTS (cost $ 680,139,005 ) - 104 .7% 692,588,831
OTHER ASSETS & LIABILITIES, NET -  (4.7)% (30,809,809)
NET ASSETS - 100% $ 661,779,022
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,551,174.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $493,274,661 or 71.2% of Total Investments.
(d) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”). ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision. In connection with the transaction, holders of ENGH common stock received a combination of cash and membership interests in Vistra Vision. These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity. On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra through December 31, 2026.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Preferred Securities and Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.6%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 50.7% X 2,455,593,312
AUTOMOBILES & COMPONENTS - 1.3%
$ 43,118 General Motors Financial Co Inc 5.750% N/A (b) $ 40,990,437
24,979 (c) General Motors Financial Co Inc 5.700% N/A (b) 23,949,396
TOTAL AUTOMOBILES & COMPONENTS 64,939,833
BANKS - 19.2%
13,651 Bank of America Corp 6.100% N/A (b) 13,632,781
6,380 Bank of America Corp 5.875% N/A (b) 6,335,766
6,780 Bank of America Corp 4.375% N/A (b) 6,534,147
16,626 (c) Bank of America Corp 6.500% N/A (b) 16,615,418
26,726 Bank of America Corp 6.300% N/A (b) 26,969,571
11,619 Bank of Montreal 7.700% 5/26/84 12,162,444
851 Bank of Montreal 7.300% 11/26/84 873,360
10,255 Bank of Nova Scotia/The 8.000% 1/27/84 10,875,756
31,871 Citigroup Inc 7.625% N/A (b) 33,791,578
13,777 Citigroup Inc 6.250% N/A (b) 13,895,661
9,885 (c) Citigroup Inc 7.375% N/A (b) 10,351,325
11,994 Citigroup Inc 4.150% N/A (b) 11,330,597
49,701 Citigroup Inc 5.950% N/A (b) 49,673,904
18,224 Citigroup Inc 7.000% N/A (b) 19,045,356
29,157 Citigroup Inc 7.125% N/A (b) 29,824,841
17,365 Citizens Financial Group Inc 4.000% N/A (b) 15,894,620
3,846 (c),(d) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.733% N/A (b) 3,818,387
22,396 CoBank ACB 6.250% N/A (b) 22,301,110
6,807 CoBank ACB 7.250% N/A (b) 7,018,276
33,000 CoBank ACB 6.450% N/A (b) 32,906,623
6,770 (e) Farm Credit Bank of Texas 6.200% N/A (b) 6,422,452
14,665 (e) Farm Credit Bank of Texas 5.700% N/A (b) 14,515,886
7,016 (d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.626% N/A (b) 6,950,528
10,336 Fifth Third Bancorp 4.500% N/A (b) 10,127,942
20,174 (c),(d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.573% N/A (b) 20,435,314
965 Goldman Sachs Group Inc/The 4.400% N/A (b) 950,973
9,768 (e) HSBC Capital Funding Dollar 1 LP 10.176% N/A (b) 12,124,530
26,515 (c) Huntington Bancshares Inc/OH 5.625% N/A (b) 26,251,600
4,657 JPMorgan Chase & Co 3.650% N/A (b) 4,474,467
68,116 JPMorgan Chase & Co 6.875% N/A (b) 72,193,774
6,491 KeyCorp 5.000% N/A (b) 6,173,465
14,785 M&T Bank Corp 3.500% N/A (b) 12,820,354
5,323 (c) M&T Bank Corp 5.125% N/A (b) 5,177,437
45,844 PNC Financial Services Group Inc/The 6.250% N/A (b) 45,627,645
16,330 PNC Financial Services Group Inc/The 3.400% N/A (b) 14,393,905
8,444 PNC Financial Services Group Inc/The 5.000% N/A (b) 8,284,166
7,340 (d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.317% N/A (b) 7,357,638
14,835 PNC Financial Services Group Inc/The 6.000% N/A (b) 14,830,113
6,555 PNC Financial Services Group Inc/The 6.200% N/A (b) 6,583,475
14,102 Regions Financial Corp 5.750% N/A (b) 14,030,571
20,719 Toronto-Dominion Bank/The 8.125% 10/31/82 22,076,032
24,314 Truist Financial Corp 5.100% N/A (b) 23,599,791
12,446 (c),(d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.703% N/A (b) 12,504,098
48,536 Truist Financial Corp 4.800% N/A (b) 47,923,597
4,988 (c) US Bancorp 5.300% N/A (b) 4,868,182

Principal
Amount (000) Description (a) Coupon Maturity Value
BANKS (continued)
$ 24,750 (c) Wells Fargo & Co 7.625% N/A (b) $ 26,601,325
41,487 Wells Fargo & Co 3.900% N/A (b) 40,348,303
47,382 Wells Fargo & Co 5.875% N/A (b) 47,049,823
6,580 Wells Fargo & Co 7.950% 11/15/29 7,541,111
36,606 Wells Fargo & Co 6.850% N/A (b) 37,573,350
6,645 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.041% N/A (b) 6,577,365
TOTAL BANKS 930,240,733
CAPITAL GOODS - 2.3%
42,469 (e) AerCap Global Aviation Trust 6.500% 6/15/45 42,336,072
17,977 AerCap Holdings NV 5.875% 10/10/79 17,953,033
11,955 Air Lease Corp 4.650% N/A (b) 11,525,629
39,963 (e) ILFC E-Capital Trust I 7.409% 12/21/65 32,782,049
10,564 (e) ILFC E-Capital Trust I 7.159% 12/21/65 8,402,820
TOTAL CAPITAL GOODS 112,999,603
ENERGY - 2.6%
14,306 Enbridge Inc 5.750% 7/15/80 13,677,347
12,755 Enbridge Inc 7.625% 1/15/83 13,339,740
10,154 Enbridge Inc 6.000% 1/15/77 9,922,177
4,735 Enbridge Inc 5.500% 7/15/77 4,562,637
20,423 Energy Transfer LP 7.125% N/A (b) 20,426,513
11,442 Energy Transfer LP 6.500% N/A (b) 11,351,877
5,335 Energy Transfer LP 8.000% 5/15/54 5,676,189
2,874 Energy Transfer LP 6.625% N/A (b) 2,795,129
8,380 (e) South Bow Canadian Infrastructure Holdings Ltd 7.500% 3/01/55 8,633,914
31,347 Transcanada Trust 5.600% 3/07/82 29,859,174
4,125 Transcanada Trust 5.875% 8/15/76 4,057,237
TOTAL ENERGY 124,301,934
FINANCIAL SERVICES - 7.5%
17,895 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 3/10/55 18,461,060
19,925 Ally Financial Inc 4.700% N/A (b) 16,588,453
14,202 Ally Financial Inc 4.700% N/A (b) 12,906,922
20,885 (e) American AgCredit Corp 5.250% N/A (b) 20,154,025
13,930 American Express Co 3.550% N/A (b) 13,038,895
7,300 Bank of New York Mellon Corp/The 4.700% N/A (b) 7,195,690
13,295 (e) Capital Farm Credit ACA 5.000% N/A (b) 12,696,725
11,655 (c) Capital One Financial Corp 3.950% N/A (b) 10,796,845
20,975 Charles Schwab Corp/The 4.000% N/A (b) 19,730,717
12,201 Charles Schwab Corp/The 5.375% N/A (b) 12,105,949
3,955 Citigroup Capital III 7.625% 12/01/36 4,206,172
6,700 (e) Compeer Financial ACA 4.875% N/A (b) 6,381,750
8,000 Discover Financial Services 5.500% N/A (b) 7,476,840
8,108 Discover Financial Services 6.125% N/A (b) 8,066,995
25,209 Equitable Holdings Inc 4.950% N/A (b) 24,818,805
5,510 Goldman Sachs Group Inc/The 3.800% N/A (b) 5,266,319
31,382 Goldman Sachs Group Inc/The 7.500% N/A (b) 32,922,574
20,175 Goldman Sachs Group Inc/The 7.500% N/A (b) 21,486,637
25,800 Goldman Sachs Group Inc/The 5.300% N/A (b) 25,791,039
31,868 Goldman Sachs Group Inc/The 7.379% N/A (b) 31,971,284
2,925 Goldman Sachs Group Inc/The 4.125% N/A (b) 2,773,087
18,005 State Street Corp 6.700% N/A (b) 18,434,059
26,248 Voya Financial Inc 7.758% N/A (b) 27,815,662
TOTAL FINANCIAL SERVICES 361,086,504

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FOOD, BEVERAGE & TOBACCO - 3.0%
$ 13,835 (e) Dairy Farmers of America Inc 7.125% N/A (b) $ 14,049,442
64,838 (e) Land O' Lakes Inc 7.250% N/A (b) 53,625,500
44,310 (e) Land O' Lakes Inc 8.000% N/A (b) 39,540,028
46,321 (e) Land O' Lakes Inc 7.000% N/A (b) 36,521,765
TOTAL FOOD, BEVERAGE & TOBACCO 143,736,735
INSURANCE - 9.1%
7,115 Aegon Ltd 5.500% 4/11/48 7,014,730
7,025 American International Group Inc 5.750% 4/01/48 6,961,716
51,650 Assurant Inc 7.000% 3/27/48 52,490,267
64,640 (e) Assured Guaranty Municipal Holdings Inc 6.400% 12/15/36 58,596,143
19,875 AXIS Specialty Finance LLC 4.900% 1/15/40 18,647,063
13,804 Enstar Finance LLC 5.750% 9/01/40 13,522,785
14,288 Enstar Finance LLC 5.500% 1/15/42 13,142,760
5,830 (e) Fidelis Insurance Holdings Ltd 6.625% 4/01/41 5,742,550
28,387 Markel Group Inc 6.000% N/A (b) 28,286,025
24,448 (e) MetLife Inc 9.250% 4/08/38 28,763,488
4,531 MetLife Inc 5.875% N/A (b) 4,520,413
7,425 MetLife Inc 3.850% N/A (b) 7,263,623
14,051 PartnerRe Finance B LLC 4.500% 10/01/50 12,842,576
21,542 Provident Financing Trust I 7.405% 3/15/38 22,921,054
4,636 Prudential Financial Inc 5.375% 5/15/45 4,603,955
13,400 Prudential Financial Inc 6.500% 3/15/54 13,858,293
8,234 Prudential Financial Inc 5.125% 3/01/52 8,022,755
3,085 Prudential Financial Inc 3.700% 10/01/50 2,764,040
15,606 (e) QBE Insurance Group Ltd 5.875% N/A (b) 15,584,528
24,561 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 24,656,640
43,218 (e) SBL Holdings Inc 6.500% N/A (b) 36,211,174
62,124 (e) SBL Holdings Inc 7.000% N/A (b) 55,576,615
TOTAL INSURANCE 441,993,193
MEDIA & ENTERTAINMENT - 0.4%
8,767 (e) Farm Credit Bank of Texas 7.750% N/A (b) 9,004,095
10,628 Paramount Global 6.375% 3/30/62 9,717,601
TOTAL MEDIA & ENTERTAINMENT 18,721,696
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
11,121 (e) EUSHI Finance Inc 7.625% 12/15/54 11,525,849
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,525,849
TELECOMMUNICATION SERVICES - 0.7%
22,509 Vodafone Group PLC 7.000% 4/04/79 23,566,225
9,350 Vodafone Group PLC 4.125% 6/04/81 8,404,654
TOTAL TELECOMMUNICATION SERVICES 31,970,879
UTILITIES - 4.4%
13,450 (e) AES Andes SA 6.350% 10/07/79 13,344,077
5,575 (e) AES Andes SA 8.150% 6/10/55 5,713,249
6,473 AES Corp/The 7.600% 1/15/55 6,667,767
14,161 American Electric Power Co Inc 3.875% 2/15/62 13,131,028
4,789 CMS Energy Corp 4.750% 6/01/50 4,501,873
6,574 Dominion Energy Inc 7.000% 6/01/54 6,992,987
8,455 Duke Energy Corp 6.450% 9/01/54 8,645,152
5,247 Edison International 5.375% N/A (b) 5,140,413
13,579 Edison International 5.000% N/A (b) 13,135,563
40,009 Emera Inc 6.750% 6/15/76 40,140,230
18,153 Entergy Corp 7.125% 12/01/54 18,484,655
15,071 NextEra Energy Capital Holdings Inc 6.750% 6/15/54 15,758,268
12,730 Sempra 4.875% N/A (b) 12,470,722

Principal
Amount (000) Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 14,740 Sempra 4.125% 4/01/52 $ 13,712,368
13,626 Southern Co/The 4.000% 1/15/51 13,323,848
10,900 (e) Vistra Corp 7.000% N/A (b) 11,016,804
7,900 (e) Vistra Corp 8.875% N/A (b) 8,386,474
3,395 (e) Vistra Corp 8.000% N/A (b) 3,510,875
TOTAL UTILITIES 214,076,353
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $2,443,594,291) 2,455,593,312
Principal
Amount (000) Description (a),(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 31.9% X 1,546,308,724
BANKS - 26.6%
$ 9,702 (e) Australia & New Zealand Banking Group Ltd/United
Kingdom
6.750% N/A (b) $ 9,896,612
42,033 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 45,912,184
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 26,675,369
20,585 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 20,524,081
16,450 (e) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (b) 16,654,556
10,700 (e) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (b) 10,776,494
63,600 Banco Santander SA 9.625% N/A (b) 73,740,766
32,800 Banco Santander SA 8.000% N/A (b) 33,837,954
18,435 Banco Santander SA 4.750% N/A (b) 17,254,773
80,008 Barclays PLC 9.625% N/A (b) 88,074,487
49,705 Barclays PLC 8.000% N/A (b) 51,850,069
15,567 Barclays PLC 6.125% N/A (b) 15,464,586
28,703 (e) BNP Paribas SA 8.500% N/A (b) 30,415,679
24,811 (e) BNP Paribas SA 9.250% N/A (b) 26,890,360
8,861 (e) BNP Paribas SA 7.000% N/A (b) 8,971,745
44,789 (c),(e) BNP Paribas SA 8.000% N/A (b) 47,110,772
9,338 (e) BNP Paribas SA 7.375% N/A (b) 9,408,259
64,308 (e) BNP Paribas SA 7.750% N/A (b) 66,812,154
42,374 (e) Credit Agricole SA 8.125% N/A (b) 43,486,318
12,025 (c),(e) Credit Agricole SA 4.750% N/A (b) 11,009,002
44,552 HSBC Holdings PLC 6.375% N/A (b) 44,539,325
38,510 (c) HSBC Holdings PLC 8.000% N/A (b) 41,252,220
40,169 HSBC Holdings PLC 6.000% N/A (b) 40,068,802
26,462 (c) HSBC Holdings PLC 6.500% N/A (b) 26,603,889
29,400 ING Groep NV 6.500% N/A (b) 29,337,778
46,559 ING Groep NV 5.750% N/A (b) 45,875,574
29,565 (e) Intesa Sanpaolo SpA 7.700% N/A (b) 29,525,354
31,560 Lloyds Banking Group PLC 7.500% N/A (b) 31,791,682
48,545 (c) Lloyds Banking Group PLC 8.000% N/A (b) 51,354,590
18,370 (e) Macquarie Bank Ltd/London 6.125% N/A (b) 18,319,031
22,494 NatWest Group PLC 8.000% N/A (b) 22,787,254
43,300 NatWest Group PLC 8.125% N/A (b) 45,870,851
25,410 NatWest Group PLC 6.000% N/A (b) 25,228,319
16,900 (e) Nordea Bank Abp 6.625% N/A (b) 16,958,051
19,175 (e) Societe Generale SA 8.500% N/A (b) 19,155,227
45,240 (e) Societe Generale SA 9.375% N/A (b) 47,035,440
60,876 (e) Societe Generale SA 10.000% N/A (b) 64,855,281
25,875 (e) Standard Chartered PLC 7.750% N/A (b) 26,812,839
5,986 (e) Standard Chartered PLC 6.000% N/A (b) 5,961,151
TOTAL BANKS 1,288,098,878

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a),(f) Coupon Maturity Value
FINANCIAL SERVICES - 5.2%
$ 61,719 Deutsche Bank AG 6.000% N/A (b) $ 59,243,655
11,000 Deutsche Bank AG 7.500% N/A (b) 10,942,044
62,094 (e) UBS Group AG 9.250% N/A (b) 71,705,965
35,277 UBS Group AG, Reg S 7.000% N/A (b) 35,311,924
29,805 (e) UBS Group AG 9.250% N/A (b) 32,862,278
30,187 UBS Group AG, Reg S 6.875% N/A (b) 30,207,225
14,220 (c),(e) UBS Group AG 7.750% N/A (b) 14,967,446
TOTAL FINANCIAL SERVICES 255,240,537
INSURANCE - 0.1%
2,897 Phoenix Group Holdings PLC, Reg S 8.500% N/A (b) 2,969,309
TOTAL INSURANCE 2,969,309
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $1,483,936,485) 1,546,308,724
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 12.1% X 584,401,254
BANKS - 1.5%
65,271 CoBank ACB 6.200% $ 6,440,695
486,433 Fifth Third Bancorp 9.296% 12,472,142
280,000 Huntington Bancshares Inc/OH 8.263% 6,093,710
1,448,532 KeyCorp 6.200% 35,141,386
285,287 KeyCorp 6.125% 7,046,589
302,269 Regions Financial Corp 5.700% 7,187,957
TOTAL BANKS 74,382,479
CAPITAL GOODS - 0.6%
844,551 Air Lease Corp 9.241% 21,088,438
271,800 WESCO International Inc 10.625% 7,121,160
TOTAL CAPITAL GOODS 28,209,598
FINANCIAL SERVICES - 2.8%
558,300 Equitable Holdings Inc 5.250% 12,852,066
1,344,835 Morgan Stanley 5.850% 33,325,011
870,125 Morgan Stanley 6.625% 23,275,844
548,497 Morgan Stanley 6.375% 13,789,215
322,188 Morgan Stanley 6.875% 8,154,578
242,300 Morgan Stanley 6.500% 6,234,379
350,835 Synchrony Financial 5.625% 6,893,908
1,058,054 (c) Voya Financial Inc 5.350% 27,244,891
TOTAL FINANCIAL SERVICES 131,769,892
FOOD, BEVERAGE & TOBACCO - 1.3%
1,451,502 CHS Inc 7.100% 37,172,966
528,896 CHS Inc 6.750% 13,433,958
193,870 (c) CHS Inc 7.875% 5,147,249
44,881 CHS Inc 7.500% 1,156,583
76,700 (e) Dairy Farmers of America Inc 7.875% 7,378,061
TOTAL FOOD, BEVERAGE & TOBACCO 64,288,817
INSURANCE - 5.8%
1,340,035 American National Group Inc 5.950% 32,924,660
1,153,711 American National Group Inc 6.625% 28,438,976
1,069,225 (c) Aspen Insurance Holdings Ltd 9.653% 28,345,155
603,290 Aspen Insurance Holdings Ltd 5.625% 12,675,123
191,504 Assurant Inc 5.250% 4,203,513
1,010,787 Athene Holding Ltd 6.350% 25,118,057

Shares   Description (a) Coupon Value
INSURANCE (continued)
796,416 Athene Holding Ltd 6.375% $ 20,021,898
540,503 Athene Holding Ltd 7.750% 14,204,419
1,637,403 Delphi Financial Group Inc 8.570% 39,297,672
894,715 Enstar Group Ltd 7.000% 18,287,974
1,026,075 Maiden Holdings North America Ltd 7.750% 17,802,401
23,571 PartnerRe Ltd 4.875% 415,321
763,405 Reinsurance Group of America Inc 5.750% 18,879,006
556,200 Reinsurance Group of America Inc 7.125% 14,494,572
221,929 Selective Insurance Group Inc 4.600% 4,101,248
TOTAL INSURANCE 279,209,995
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T Inc 4.750% 6,540,473
TOTAL TELECOMMUNICATION SERVICES 6,540,473
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $609,814,534) 584,401,254
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1.9% X 92,230,406
BANKS - 0.4%
$ 17,340 ING Groep NV, Reg S 7.500% 5/16/72 (b) $ 17,902,753
TOTAL BANKS 17,902,753
ENERGY - 0.8%
38,304 Enbridge Inc 8.500% 1/15/84 41,981,567
TOTAL ENERGY 41,981,567
FINANCIAL SERVICES - 0.7%
62,450 Credit Suisse Group AG 7.250% 3/12/72 6,869,500
61,301 (e) Credit Suisse Group AG 7.500% 6/11/72 6,743,110
49,069 Credit Suisse Group AG 0.000% 1/17/72 5,397,590
36,075 Credit Suisse Group AG 7.500% 1/17/72 3,968,250
12,260 Credit Suisse Group AG 6.380% 2/21/72 1,348,600
8,421 Credit Suisse Group AG 5.250% 2/11/72 926,310
7,400 Deutsche Bank AG, Reg S 4.789% 12/30/49 (b) 7,092,726
TOTAL FINANCIAL SERVICES 32,346,086
TOTAL CORPORATE BONDS
(cost $292,528,150) 92,230,406
TOTAL LONG-TERM INVESTMENTS
(cost $4,829,873,460) 4,678,533,696
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0%
97,272,728 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(h) $ 97,272,728
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $97,272,728) 97,272,728

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0.7% X 33,575,000
$ 33,575 (i) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 33,575,000
TOTAL REPURCHASE AGREEMENTS
(cost $33,575,000) 33,575,000
TOTAL SHORT-TERM INVESTMENTS
(cost $33,575,000) 33,575,000
TOTAL INVESTMENTS (cost $4,960,721,188 ) - 99.3% 4,809,381,424
OTHER ASSETS & LIABILITIES, NET -  0.7% 33,641,636
NET ASSETS - 100% $ 4,843,023,060
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,651 12/24 $ 303,126,090 $ 301,054,188 $ (2,071,902)
U.S. Treasury Long Bond 670 12/24 83,766,277 82,493,750 (1,272,527)
U.S. Treasury Ultra Bond 555 12/24 74,627,445 73,225,312 (1,402,133)
Total $461,519,812 $456,773,250 $(4,746,562)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $94,159,730.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,214,874,064 or 25.3% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $33,594,735 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 7/31/31, valued at $34,246,591.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Nuveen Strategic Income Fund
Portfolio of Investments August 31, 2024
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.0%
X –
MORTGAGE-BACKED SECURITIES - 34.9% X 319,485,208
$ 2,500 (b),(c) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
4.114% spread), 2021 ACEN
9.451% 4/15/34 $ 1,056,819
336 (c) Arroyo Mortgage Trust 2019-3, 2019 3 3.416% 10/25/48 320,442
1,300 (b),(c) Ashford Hospitality Trust 2018-KEYS, (TSFR1M reference rate + 2.147% spread), 2018 KEYS
7.484% 6/15/35 1,278,586
2,000 (b),(c) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
(TSFR1M reference rate + 3.000% spread), 2022 DKLX
8.337% 1/15/39 1,971,373
1,200 BANK, 2017 BNK5 4.190% 6/15/60 1,130,107
700 BANK 2017-BNK8, 2017 BNK8 4.229% 11/15/50 534,535
2,700 BANK 2019-BNK18, 2019 BN18 4.214% 5/15/62 2,106,288
2,000 (c) BANK 2019-BNK21, 2019 BN21 2.500% 10/17/52 1,341,680
2,000 BANK5 2024-5YR5 6.539% 2/15/29 2,060,470
2,000 (c) BBCMS Trust 2015-SRCH, 2015 SRCH 5.122% 8/10/35 1,727,288
3,000 (b),(c) BBCMS Trust 2018-CBM, (TSFR1M reference rate + 1.488%
spread), 2018 CBM
6.817% 7/15/37 2,901,963
1,700 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.425% 2/15/51 1,451,084
2,500 Benchmark 2019-B14 Mortgage Trust, 2019 B14 3.897% 12/15/62 1,901,666
1,000 (c) Benchmark 2019-B14 Mortgage Trust, 2019 B14 2.500% 12/15/62 628,138
1,500 (c) Benchmark 2020-B18 Mortgage Trust, 2020 B18 4.139% 7/15/53 1,410,131
1,000 (c) Benchmark 2020-IG2 Mortgage Trust, 2020 IG2 2.791% 9/15/48 840,631
1,000 (c) Benchmark 2020-IG3 Mortgage Trust, 2020 IG3 3.654% 9/15/48 915,740
2,000 (c) BPR Trust, 2023 STON 7.871% 12/05/39 2,069,619
1,000 (b),(c) BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate +
2.062% spread), 2021 PAC
7.399% 10/15/36 981,439
1,500 (b),(c) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC
8.676% 5/15/38 1,505,840
1,000 (c) BXP Trust 2021-601L, 2021 601L 2.868% 1/15/44 726,753
705 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 511,638
1,440 CD Mortgage Trust, 2017 CD3 3.984% 2/10/50 869,049
48 (c) CF 2020-P1 Mortgage Trust, 2020 P1 2.840% 4/15/25 47,441
750 (c) CF 2020-P1 Mortgage Trust, 2020 P1 3.603% 4/15/52 668,128
1,000 (c) Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.632% 7/10/47 871,569
1,690 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.274% 4/10/48 1,615,848
2,750 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.758% 4/10/48 2,682,675
1,900 Citigroup Commercial Mortgage Trust 2016-GC37, 2016
GC37
4.233% 4/10/49 1,803,311
850 (b),(c) Citigroup Commercial Mortgage Trust 2021-PRM2,
(TSFR1M reference rate + 2.014% spread), 2021 PRM2
7.351% 10/15/38 827,992
1,546 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 1,490,052
2,000 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.490% 10/10/47 1,994,406
1,400 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.675% 10/10/47 1,392,904
3,150 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 2,824,446
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.720% 6/10/47 1,431,392
2,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 776,485
1,840 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.200% 3/10/48 1,627,571
2,000 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000% 3/10/48 1,345,946
2,628 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.410% 5/10/48 2,064,072
1,500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,330,615
1,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.495% 8/10/48 964,563
500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.495% 8/10/48 464,151
550 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 488,749
3,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.612% 10/10/48 2,622,489
900 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.696% 10/10/48 848,697
1,900 COMM 2018-COR3 Mortgage Trust, 2018 COR3 4.669% 5/10/51 1,654,280

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.638% 8/15/57 $ 1,661,672
841 COMM Mortgage Trust 4.585% 2/10/47 810,328
4,830 (b),(c) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 5.500% spread), 2021 R03
10.849% 12/25/41 5,067,566
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01
11.349% 12/25/41 5,288,751
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 7.650% spread), 2022 R02
12.972% 1/25/42 5,440,158
3,400 (b),(c) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 4.500% spread), 2022 R02
9.849% 1/25/42 3,596,873
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 9.850% spread), 2022 R03
14.823% 3/25/42 4,571,254
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 9.500% spread), 2022 R04
14.837% 3/25/42 5,703,827
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 7.000% spread), 2022 R05
12.349% 4/25/42 5,465,786
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07
9.998% 6/25/42 4,344,582
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 12.000% spread), 2022 R07
17.348% 6/25/42 4,839,490
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09
10.098% 9/25/42 4,370,654
600 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 6.750% spread), 2022 R09
12.098% 9/25/42 669,426
5,001 (b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A
reference rate + 5.550% spread), 2023 R02
10.899% 1/25/43 5,539,097
3,350 (b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A
reference rate + 7.900% spread), 2023 R02
13.249% 1/25/43 3,742,337
5,000 (b),(c) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 5.350% spread), 2023 R04
10.698% 5/25/43 5,499,185
5,000 (b),(c) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 8.250% spread), 2023 R04
13.598% 5/25/43 5,765,929
1,415 (b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 6.850% spread), 2023 R05
12.198% 6/25/43 1,583,977
5,000 (b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 4.750% spread), 2023 R05
10.098% 6/25/43 5,443,396
5,000 (b),(c) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 3.900% spread), 2023 R06
9.188% 7/25/43 5,280,866
2,550 (b),(c) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A
reference rate + 3.550% spread), 2023 R08
8.899% 10/25/43 2,655,219
4,101 (c) CSMC 2021-INV2 Trust, 2021 INV2 3.286% 11/25/56 3,314,016
1,000 (c) CSMC 2021-NQM1, 2021 NQM1 2.130% 5/25/65 732,304
1,300 (c) DBSG 2024-ALTA Mortgage Trust, 2024 ALTA 7.296% 6/10/37 1,325,188
30,450 (c) DOLP Trust 2021-NYC, 2021 NYC, (I/O) 0.665% 5/10/41 1,024,513
67 Fannie Mae Connecticut Avenue Securities, 2017 C06, (I/O) 1.800% 2/25/30 84
8,453 Fannie Mae Pool, FN MA5165 5.500% 10/01/53 8,509,551
6,714 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 6,669,527
10 (b) Fannie Mae Pool, FN 946228, (12-Month LIBOR reference rate + 1.587% spread)
5.837% 9/01/37 10,585
1 (b) Fannie Mae Pool, FN 905597, (12-Month LIBOR reference
rate + 1.875% spread)
6.125% 12/01/36 686
6,783 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 6,831,671
8,263 Fannie Mae Pool, FN MA5107 5.500% 8/01/53 8,318,666
7,283 Fannie Mae Pool, FN MA5389 6.000% 6/01/54 7,415,265
6,525 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 6,573,423
154 (b) Fannie Mae REMICS, (SOFR30A reference rate + 5.836%
spread), 2013 98, (I/O)
0.487% 9/25/43 21,219
81 (c) Flagstar Mortgage Trust 2017-2, 2017 2 3.984% 10/25/47 73,220
11,340 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.304% 7/25/41 1,090,037
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6
12.849% 10/25/41 5,418,773

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,020 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1
8.749% 1/25/42 $ 2,091,209
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1
12.449% 1/25/42 5,368,645
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2
10.099% 2/25/42 5,286,104
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 8.500% spread), 2022 DNA2
13.788% 2/25/42 5,531,965
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3
8.647% 4/25/42 5,408,579
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 9.750% spread), 2022 DNA3
15.087% 4/25/42 5,695,610
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 7.000% spread), 2022 HQA1
9.997% 3/25/42 5,550,894
4,600 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2
9.349% 7/25/42 4,909,958
121 (b) Freddie Mac Strips, (SOFR30A reference rate + 0.058%
spread), 2014 327, (I/O)
0.472% 3/15/44 12,047
3,598 (b) Government National Mortgage Association, (SOFR30A
reference rate + 23.205% spread), 2023 111
2.328% 8/20/53 3,813,336
2,191 (b) Government National Mortgage Association, (SOFR30A
reference rate + 26.100% spread), 2023 96
2.814% 7/20/53 2,519,807
1,500 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.897% spread), 2018 TWR
7.234% 7/15/31 577,593
1,081 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.497% spread), 2018 TWR
3.449% 7/15/31 765,899
2,000 (b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 3.464% spread), 2021 ARDN
8.801% 11/15/36 1,971,953
2,600 (b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 1.364% spread), 2021 ARDN
6.701% 11/15/36 2,570,637
1,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 4.104% 10/10/49 903,455
2,260 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 4.075% 11/10/49 1,907,139
1,425 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158% 2/10/52 1,347,054
1,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012% 12/12/53 836,198
103 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2
4.000% 11/25/49 96,248
5 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2
4.000% 11/25/49 4,634
2,000 (c) HTL Commercial Mortgage Trust 2024-T53, 2024 T53 7.324% 5/10/39 2,045,326
1,000 (c) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3.041% 12/10/41 748,171
1,500 (b),(c) ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M
reference rate + 2.744% spread), 2022 LPF2
8.081% 10/15/39 1,473,429
379 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 346,452
2,000 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 3.531% 10/25/55 1,822,835
277 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 2.051% 10/25/55 259,603
450 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 2.383% 6/25/56 340,082
354 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 1.617% 6/25/56 310,274
2,441 (b),(c) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, (TSFR1M reference rate + 2.608% spread), 2022
NLP
7.918% 4/15/37 2,146,052
4,748 (c) J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2 3.670% 9/25/52 3,985,233
158 (b) JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M
reference rate + 0.674% spread), 2007 S1
5.952% 4/25/47 149,632
1,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN
3.065% 1/16/37 784,160
1,364 (c) JP Morgan Mortgage Trust 2020-INV1, 2020 INV1 4.186% 8/25/50 1,183,641
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31,
2015 C31
4.777% 8/15/48 1,984,972
2,500 (c) JPMBB Commercial Mortgage Securities Trust 2015-C33,
2015 C33
4.136% 12/15/48 2,225,350
1,400 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1
4.358% 3/17/49 1,215,824

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.850% 7/15/50 $ 1,455,658
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
3.744% 9/15/50 1,096,506
1,400 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
4.494% 9/15/50 799,529
190 (c) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, 2013 GCP
3.985% 2/15/36 174,395
34,356 (c) MFT Trust 2020-ABC, 2020 ABC, (I/O) 0.235% 2/10/42 243,433
750 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177% 7/15/51 734,305
2,000 (c) MRCD 2019-MARK Mortgage Trust, 2019 PARK 2.718% 12/15/36 1,271,020
500 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577% 6/07/35 447,310
1,500 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577% 6/07/35 1,360,902
1,000 (b),(c) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 2.943% spread), 2022 LPFL
7.773% 3/15/39 962,499
1,500 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 3.579% spread), 2019 MILE
8.916% 7/15/36 1,053,061
1,500 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE
9.666% 7/15/36 970,561
79 (c) New Residential Mortgage Loan Trust 2015-2, 2015 2A 5.353% 8/25/55 77,411
1,000 (c) NLT 2021-INV2 Trust, 2021 INV2 2.569% 8/25/56 717,947
1,150 (c) One Bryant Park Trust 2019-OBP, 2019 OBP 2.516% 9/15/54 1,014,958
2,696 (b),(c) OPEN Trust, (TSFR1M reference rate + 5.236% spread),
2023 AIR
10.573% 10/15/28 2,717,363
2,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 0.994% spread), 2021 MF
6.331% 7/15/38 1,911,150
1,000 (b),(c) RLGH Trust 2021-TROT, (1-Month LIBOR reference rate +
1.828% spread), 2021 TROT
1.821% 4/15/36 983,026
10 (c) Sequoia Mortgage Trust 2018-7, 2018 7 4.000% 9/25/48 9,531
6 (c) Sequoia Mortgage Trust 2019-2, 2019 2 4.000% 6/25/49 5,584
40,180 (c) SLG Office Trust 2021-OVA, 2021 OVA, (I/O) 0.258% 7/15/41 559,241
1,155 (c) SLG Office Trust 2021-OVA, 2021 OVA 2.851% 7/15/41 917,890
1,831 (b),(c) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
3.950% spread), 2022 IND
9.287% 2/15/39 1,733,509
2,140 (b),(c) SREIT Trust 2021-PALM, (TSFR1M reference rate + 1.524%
spread), 2021 PALM
6.861% 10/15/34 2,086,149
2,000 (b),(c) TX Trust 2024-HOU, (TSFR1M reference rate + 3.239%
spread), 2024 1
8.576% 6/15/39 1,982,881
600 (c) Verus Securitization Trust 2019-4, 2019 4 3.207% 11/25/59 570,073
2,000 (c) Verus Securitization Trust 2021-8, 2021 8 3.288% 11/25/66 1,636,578
33 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.667% 8/25/38 32,630
4,500 Wells Fargo Commercial Mortgag, 2024 1 5.856% 8/15/57 4,670,083
1,615 Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
3.658% 5/15/48 1,563,937
942 (c) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
2021 INV1
3.314% 8/25/51 787,926
TOTAL MORTGAGE-BACKED SECURITIES
(cost $330,893,893) 319,485,208
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 19 .8 % X 181,104,654
AUTOMOBILES & COMPONENTS - 0.2%
$ 1,000 (c) Ford Otomotiv Sanayi AS 7.125% 4/25/29 $ 1,027,020
1,125 General Motors Financial Co Inc 5.850% 4/06/30 1,173,770
TOTAL AUTOMOBILES & COMPONENTS 2,200,790

Principal
Amount (000)   Description (a) Coupon Maturity Value
BANKS - 2.4%
$ 375 (c) African Export-Import Bank/The 2.634% 5/17/26 $ 356,250
1,000 (c) Akbank TAS 6.800% 2/06/26 1,011,870
375 (c) Akbank TAS 7.498% 1/20/30 381,322
500 (c),(d) Banco do Brasil SA/Cayman 6.000% 3/18/31 507,641
1,050 (c) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 8/11/31 956,792
500 (c) Bangkok Bank PCL/Hong Kong 3.466% 9/23/36 432,145
2,975 Bank of America Corp 5.819% 9/15/29 3,107,341
1,325 Bank of America Corp 5.468% 1/23/35 1,371,415
1,035 (c) Banque Ouest Africaine de Developpement 4.700% 10/22/31 932,939
1,475 Citibank NA 5.570% 4/30/34 1,549,291
1,675 Deutsche Bank AG/New York NY 3.961% 11/26/25 1,668,207
1,675 (c) Development Bank of Kazakhstan JSC 2.950% 5/06/31 1,405,827
375 (c) Grupo Aval Ltd 4.375% 2/04/30 332,508
1,125 JPMorgan Chase & Co 4.979% 7/22/28 1,139,375
2,675 JPMorgan Chase & Co 5.294% 7/22/35 2,745,154
1,250 Morgan Stanley Bank NA 5.882% 10/30/26 1,288,049
1,700 (c) NatWest Markets PLC 5.410% 5/17/29 1,752,097
500 (c) Turkiye Garanti Bankasi AS 7.177% 5/24/27 501,430
290 (c) Turkiye Garanti Bankasi AS 8.375% 2/28/34 295,075
TOTAL BANKS 21,734,728
CAPITAL GOODS - 0.8%
1,825 (c) Albion Financing 2 Sarl 8.750% 4/15/27 1,865,035
1,000 (c) Alta Equipment Group Inc 9.000% 6/01/29 908,631
1,250 Boeing Co/The 5.805% 5/01/50 1,179,806
1,125 Honeywell International Inc 5.000% 3/01/35 1,154,135
1,275 (c) Sisecam UK PLC 8.625% 5/02/32 1,318,452
900 (c) Sociedad Quimica y Minera de Chile SA 6.500% 11/07/33 968,429
TOTAL CAPITAL GOODS 7,394,488
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
1,125 Lowe's Cos Inc 4.250% 4/01/52 922,761
2,000 (c) Michaels Cos Inc/The 7.875% 5/01/29 1,170,840
1,125 (c) Michaels Cos Inc/The 5.250% 5/01/28 883,286
2,000 (c) Prosus NV 3.257% 1/19/27 1,908,224
725 (c) Prosus NV 3.680% 1/21/30 668,502
1,000 (c) Staples Inc 10.750% 9/01/29 941,905
500 (c) Velocity Vehicle Group LLC 8.000% 6/01/29 520,058
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,015,576
CONSUMER SERVICES - 0.2%
500 (c) GENM Capital Labuan Ltd 3.882% 4/19/31 446,981
1,135 Sands China Ltd 3.250% 8/08/31 979,901
TOTAL CONSUMER SERVICES 1,426,882
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
710 Kroger Co/The 5.500% 9/15/54 695,940
490 Walgreens Boots Alliance Inc 8.125% 8/15/29 490,845
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,186,785
ENERGY - 2.4%
2,250 Cheniere Energy Partners LP 4.500% 10/01/29 2,200,423
800 (c) Cosan Luxembourg SA 5.500% 9/20/29 779,128
450 Ecopetrol SA 4.625% 11/02/31 380,677
575 Ecopetrol SA 6.875% 4/29/30 573,629
1,000 Ecopetrol SA 5.875% 11/02/51 722,755
100 Ecopetrol SA 5.875% 5/28/45 74,337
2,000 (c) EIG Pearl Holdings Sarl 3.545% 8/31/36 1,755,160
300 (c) Empresa Nacional del Petroleo 6.150% 5/10/33 314,694

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
ENERGY (continued)
$ 900 (c) Empresa Nacional del Petroleo 3.450% 9/16/31 $ 807,451
826 (c) Energean Israel Finance Ltd, Reg S 5.375% 3/30/28 746,192
1,700 (c) Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/36 1,434,929
770 (c) Kraken Oil & Gas Partners LLC 7.625% 8/15/29 793,589
375 Marathon Oil Corp 5.300% 4/01/29 386,279
1,125 Marathon Petroleum Corp 5.000% 9/15/54 987,069
500 (c) Medco Laurel Tree Pte Ltd 6.950% 11/12/28 499,843
500 (c) Medco Maple Tree Pte Ltd 8.960% 4/27/29 526,894
500 (c) Pertamina Persero PT 1.400% 2/09/26 476,095
200 (c) Petroleos del Peru SA 4.750% 6/19/32 150,339
1,490 Petroleos Mexicanos 6.700% 2/16/32 1,283,865
559 Petroleos Mexicanos 7.690% 1/23/50 415,898
100 Petroleos Mexicanos 6.750% 9/21/47 68,449
1,000 (c) SierraCol Energy Andina LLC 6.000% 6/15/28 910,403
1,800 Targa Resources Corp 5.500% 2/15/35 1,827,543
1,000 (c) Thaioil Treasury Center Co Ltd 2.500% 6/18/30 873,248
1,780 Transcanada Trust 5.500% 9/15/79 1,669,593
1,000 (c) US LIQUIDSCO0 6.176% 10/01/54 999,444
TOTAL ENERGY 21,657,926
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
1,125 Camden Property Trust 4.900% 1/15/34 1,117,940
1,025 Essential Properties LP 2.950% 7/15/31 877,441
1,700 Kite Realty Group LP 4.000% 10/01/26 1,668,420
1,125 Kite Realty Group LP 4.950% 12/15/31 1,111,169
2,000 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 2,052,112
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,827,082
FINANCIAL SERVICES - 1.4%
1,925 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 1,800,354
500 (b),(c) Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.060% spread)
5.100% 6/07/25 504,100
600 (c) DAE Funding LLC 3.375% 3/20/28 568,013
1,400 (c) ENN Clean Energy International Investment Ltd 3.375% 5/12/26 1,352,563
1,125 (c) HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/26 1,077,699
500 (b),(c) Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
10.080% spread)
15.200% 4/22/25 460,000
1,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750% 1/15/29 1,050,212
250 (b),(c) Matterhorn Re Ltd (SOFR reference rate + 5.250% spread) 5.889% 3/24/25 247,325
3,250 Morgan Stanley 5.042% 7/19/30 3,305,403
1,000 (b),(c) Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate +
3.000% spread)
3.250% 4/07/25 992,300
1,225 (c) UBS Group AG 6.301% 9/22/34 1,321,691
TOTAL FINANCIAL SERVICES 12,679,660
FOOD, BEVERAGE & TOBACCO - 0.9%
700 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375% 6/29/28 618,626
975 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 899,299
875 Anheuser-Busch InBev Worldwide Inc 5.000% 6/15/34 897,366
1,200 (c) Bimbo Bakeries USA Inc 6.050% 1/15/29 1,260,432
1,200 (c) Cia Cervecerias Unidas SA 3.350% 1/19/32 1,058,821
1,500 Kellanova 3.250% 4/01/26 1,470,076
1,125 Philip Morris International Inc 4.875% 2/13/29 1,143,795
1,350 (c) Ulker Biskuvi Sanayi AS 7.875% 7/08/31 1,394,118
TOTAL FOOD, BEVERAGE & TOBACCO 8,742,533

Principal
Amount (000)   Description (a) Coupon Maturity Value
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
$ 2,000 (c) CHS/Community Health Systems Inc 10.875% 1/15/32 $ 2,165,042
800 CVS Health Corp 5.050% 3/25/48 709,102
1,045 (c) LifePoint Health Inc 11.000% 10/15/30 1,177,711
1,510 (c) Prime Healthcare Services Inc 9.375% 9/01/29 1,522,210
1,250 UnitedHealth Group Inc 5.000% 4/15/34 1,270,104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,844,169
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,300 Unilever Capital Corp 4.625% 8/12/34 1,302,374
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,302,374
INSURANCE - 1.1%
1,600 (c) Allianz SE 6.350% 9/06/53 1,702,072
1,655 (c) Ardonagh Group Finance Ltd 8.875% 2/15/32 1,713,991
500 (b),(c) Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 4.930% spread)
10.037% 12/23/24 491,200
250 (b),(c) Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
5.620% spread)
10.740% 3/16/25 244,850
1,250 Reinsurance Group of America Inc 5.750% 9/15/34 1,298,343
550 (b),(c) Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.290% spread)
6.510% 12/06/24 536,085
1,125 (c) Sammons Financial Group Inc 6.875% 4/15/34 1,189,530
500 (b),(c) Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread)
2.250% 1/07/25 499,950
1,000 (b),(c) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.500% spread)
8.607% 1/05/27 1,014,500
1,000 (b),(c) Vitality Re XV Ltd (3-Month U.S. Treasury Bill reference rate +
2.500% spread)
7.620% 1/07/28 998,700
TOTAL INSURANCE 9,689,221
MATERIALS - 1.7%
1,700 (c) Alpek SAB de CV 4.250% 9/18/29 1,622,715
1,700 Amcor Finance USA Inc 3.625% 4/28/26 1,666,154
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 1,519,694
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 650,490
875 (c) Cemex SAB de CV 9.125% 12/30/49 (e) 951,204
325 (c) Corp Nacional del Cobre de Chile 6.440% 1/26/36 348,733
1,120 (c) Freeport Indonesia PT 5.315% 4/14/32 1,122,896
710 (c) Inversiones CMPC SA 6.125% 6/23/33 749,590
1,325 (c) Mineral Resources Ltd 9.250% 10/01/28 1,399,791
225 (c) Nexa Resources SA 6.750% 4/09/34 236,240
1,025 (c) OCP SA 3.750% 6/23/31 916,031
1,325 (c) Orbia Advance Corp SAB de CV 1.875% 5/11/26 1,252,826
725 (d) Sasol Financing USA LLC 4.375% 9/18/26 697,023
500 (c) Sasol Financing USA LLC 8.750% 5/03/29 521,718
1,500 Suzano Austria GmbH 3.125% 1/15/32 1,278,321
900 (c) UltraTech Cement Ltd 2.800% 2/16/31 781,978
TOTAL MATERIALS 15,715,404
MEDIA & ENTERTAINMENT - 1.0%
535 (d) Baidu Inc 1.625% 2/23/27 499,332
850 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 556,652
1,550 Comcast Corp 2.800% 1/15/51 1,002,579
2,000 (c) CSC Holdings LLC 11.250% 5/15/28 1,777,376
3,000 (c) DISH Network Corp 11.750% 11/15/27 3,050,295
1,430 (c) Gray Television Inc 10.500% 7/15/29 1,467,713
850 Warnermedia Holdings Inc 5.141% 3/15/52 646,509
TOTAL MEDIA & ENTERTAINMENT 9,000,456

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
$ 850 AbbVie Inc 5.400% 3/15/54 $ 880,865
1,475 Amgen Inc 5.650% 3/02/53 1,517,056
1,250 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 1,256,141
670 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 766,747
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,420,809
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 1,773,267
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,773,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,200 (c) SK Hynix Inc 1.500% 1/19/26 1,145,263
300 TSMC Arizona Corp 3.875% 4/22/27 295,534
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,440,797
SOFTWARE & SERVICES - 0.4%
2,075 (c) Ahead DB Holdings LLC 6.625% 5/01/28 1,990,817
800 Oracle Corp 5.550% 2/06/53 792,917
1,000 (c) Rocket Software Inc 9.000% 11/28/28 1,037,429
TOTAL SOFTWARE & SERVICES 3,821,163
TELECOMMUNICATION SERVICES - 1.2%
1,350 AT&T Inc 3.500% 9/15/53 960,418
1,125 AT&T Inc 3.800% 12/01/57 824,577
1,400 (c) C&W Senior Finance Ltd 6.875% 9/15/27 1,378,242
775 (c) CT Trust 5.125% 2/03/32 696,630
975 (c) Empresa Nacional de Telecomunicaciones SA 3.050% 9/14/32 814,911
865 (c) Iliad Holding SASU 8.500% 4/15/31 916,612
1,000 (c) Level 3 Financing Inc 10.500% 4/15/29 1,071,970
1,000 (c) Level 3 Financing Inc 10.500% 5/15/30 1,071,470
1,000 (c) Liberty Costa Rica Senior Secured Finance 10.875% 1/15/31 1,075,540
875 (c) Sitios Latinoamerica SAB de CV 5.375% 4/04/32 835,139
1,230 (c) Zegona Finance PLC 8.625% 7/15/29 1,277,662
TOTAL TELECOMMUNICATION SERVICES 10,923,171
TRANSPORTATION - 1.1%
500 (c) Adani Ports & Special Economic Zone Ltd 3.100% 2/02/31 420,742
1,205 American Airlines 2021-1 Class A Pass Through Trust2021
2021
2.875% 7/11/34 1,042,475
3,500 (c) Brightline East LLC 11.000% 1/31/30 3,191,843
1,500 (c),(d) GN Bondco LLC 9.500% 10/15/31 1,526,809
500 (c) Grupo Aeromexico SAB de CV 8.500% 3/17/27 503,380
1,257 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
11.000% 4/15/29 1,279,375
740 (c) MISC Capital Two Labuan Ltd 3.750% 4/06/27 721,622
1,000 (c) Transnet SOC Ltd 8.250% 2/06/28 1,030,000
TOTAL TRANSPORTATION 9,716,246
UTILITIES - 1.7%
900 AEP Transmission Co LLC 3.750% 12/01/47 701,090
1,035 (c) AES Espana BV 5.700% 5/04/28 978,593
1,192 (c) Alfa Desarrollo SpA2021 1 4.550% 9/27/51 929,829
500 (c) Continuum Green Energy India Pvt / Co-Issuers 7.500% 6/26/33 513,400
1,150 Duke Energy Progress LLC 5.350% 3/15/53 1,144,481
800 (c) Empresas Publicas de Medellin ESP 4.375% 2/15/31 701,332
1,000 (c) EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA
5.375% 12/30/30 861,759
950 (c) Eskom Holdings SOC Ltd 6.350% 8/10/28 950,532

Principal
Amount (000)   Description (a) Coupon Maturity Value
UTILITIES (continued)
$ 1,125 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 $ 1,054,694
1,125 Florida Power & Light Co 5.150% 6/15/29 1,164,931
850 Interstate Power and Light Co 3.100% 11/30/51 566,835
875 (c) Israel Electric Corp Ltd, Reg S 3.750% 2/22/32 751,380
1,500 (c) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 7/14/28 1,388,315
575 (c) RWE Finance US LLC 5.875% 4/16/34 593,603
825 (c) RWE Finance US LLC 6.250% 4/16/54 849,682
708 (c) Sweihan PV Power Co PJSC2022 1 3.625% 1/31/49 594,782
586 (c) UEP Penonome II SA2020 1 6.500% 10/01/38 505,345
1,300 Wisconsin Power and Light Co 5.375% 3/30/34 1,340,544
TOTAL UTILITIES 15,591,127
TOTAL CORPORATE BONDS
(cost $185,215,863) 181,104,654
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 13.4% X 122,939,418
$ 1,084 (c) Aaset 2021-2 Trust, 2021 2A 2.798% 1/15/47 $ 982,272
600 (b),(c) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4
8.056% 12/18/37 570,371
2,000 (c) Adams Outdoor Advertising LP, 2023 1 6.967% 7/15/53 2,113,097
928 (c) Alterna Funding III LLC, 2024 1A 7.136% 5/16/39 939,481
914 (c) Alterna Funding III LLC, 2024 1A 6.260% 5/16/39 926,038
541 (b) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1, (TSFR1M reference rate + 0.714% spread), 2004 R1
2.788% 2/25/34 526,526
850 (c) Avis Budget Rental Car Funding AESOP LLC, 2021 1A 2.130% 8/20/27 799,232
2,947 (c) Bojangles Issuer LLC, 2020 1A 3.832% 10/20/50 2,842,234
2,625 (b),(c) Boyce Park Clo Ltd, (TSFR3M reference rate + 3.100%
spread), 2022 1A
8.382% 4/21/35 2,633,859
3,250 (c) Brex Commercial Charge Card Master Trust, 2024 1 6.680% 7/15/27 3,282,322
257 (c) British Airways 2020-1 Class B Pass Through Trust, 2020 A 8.375% 11/15/28 269,348
1,250 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 4.690% 12/15/50 1,132,409
1,472 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3.100% 12/15/50 1,363,185
1,150 (c) CARS-DB4 LP, 2020 1A 4.520% 2/15/50 1,088,271
630 (c) CARS-DB5 LP, 2021 1A 1.920% 8/15/51 586,872
791 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300% 9/11/28 767,203
1,349 (c) CF Hippolyta Issuer LLC, 2020 1 2.280% 7/15/60 1,279,940
675 (c) CF Hippolyta Issuer LLC, 2020 1 2.600% 7/15/60 580,512
1,000 (b),(c) CIFC Funding 2018-II Ltd, (3-Month LIBOR reference rate +
3.112% spread), 2018 2A
5.560% 4/20/31 1,001,877
2,125 (b),(c) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 3.362%
spread), 2020 1A
8.663% 7/15/36 2,132,076
385 (b),(c) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A
12.044% 10/20/34 386,702
1,760 (b),(c) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 3.312%
spread), 2020 2A
8.594% 10/20/34 1,765,641
1,305 (b),(c) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 2.312%
spread), 2020 2A
7.594% 10/20/34 1,307,203
2,500 (b),(c) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A
8.836% 7/16/35 2,509,950
2,410 (c) Cologix Data Centers US Issuer LLC, 2021 1A 3.300% 12/26/51 2,277,024
2,000 (c) Concord Music Royalties LLC, 2022 1A 6.500% 1/20/73 2,049,992
3,000 (c) Crescendo Royalty Funding LP, 2021 1 3.567% 12/20/51 2,863,186
1,568 (c) CyrusOne Data Centers Issuer I LLC, 2023 1A 5.450% 4/20/48 1,520,678
1,000 (c) CyrusOne Data Centers Issuer I LLC, 2023 2A 5.560% 11/20/48 1,005,181
628 (c) DB Master Finance LLC, 2019 1A 4.021% 5/20/49 616,305
1,167 (c) DB Master Finance LLC, 2021 1A 2.045% 11/20/51 1,093,565
1,167 (c) DB Master Finance LLC, 2021 1A 2.493% 11/20/51 1,054,801
109 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 2.700% 11/21/33 104,580

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 109 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 3.830% 11/21/33 $ 104,226
972 (c) Domino's Pizza Master Issuer LLC, 2021 1A 2.662% 4/25/51 888,172
1,440 (c) Domino's Pizza Master Issuer LLC, 2019 1A 3.668% 10/25/49 1,350,437
1,300 (b),(c) Elmwood CLO 20 Ltd, (TSFR3M reference rate + 3.650%
spread), 2022 7A
8.936% 1/17/37 1,314,009
1,500 (b),(c) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 3.600%
spread), 2024 1A
8.891% 4/18/37 1,524,641
2,808 (c) EWC Master Issuer LLC, 2022 1A 5.500% 3/15/52 2,721,444
1,000 (c) Frontier Issuer LLC, 2023 1 8.300% 8/20/53 1,039,010
1,000 (c) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 1,030,707
2,000 (c) Frontier Issuer LLC, 2023 1 6.600% 8/20/53 2,044,994
2,000 (b),(c) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 5.400% spread), 2023 2A
10.769% 3/01/27 2,032,209
2,895 (c) Hardee's Funding LLC, 2020 1A 3.981% 12/20/50 2,682,071
1,500 (c) Hertz Vehicle Financing III LLC, 2024 2A 6.210% 1/27/31 1,523,944
1,000 (c) Hertz Vehicle Financing III LLC, 2024 1A 6.120% 1/25/29 1,011,884
500 (c) Hertz Vehicle Financing LLC, 2021 1A 2.050% 12/26/25 495,336
1,150 (c) HI-FI Music IP Issuer LP, 2022 1A 3.939% 2/01/62 1,105,141
274 (c) Hilton Grand Vacations Trust 2019-A, 2019 AA 2.840% 7/25/33 264,849
1,473 (c) Horizon Aircraft Finance II Ltd, 2019 1 3.721% 7/15/39 1,362,090
730 (c) Horizon Aircraft Finance III Ltd, 2019 2 3.425% 11/15/39 664,466
1,000 (c) Hotwire Funding LLC, 2021 1 2.658% 11/20/51 932,232
1,000 (c) Hotwire Funding LLC, 2024 1A 6.672% 6/20/54 1,036,679
1,025 (c) Hpefs Equipment Trust 2022-2, 2022 2A 4.940% 3/20/30 1,022,360
1,250 (c),(f) Industrial DPR Funding Ltd, 2022 1A 5.380% 4/15/34 1,101,175
2,092 (c) Jonah Energy Abs I LLC, 2022 1 7.200% 11/20/37 2,109,876
1,466 (c) Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1 5.682% 10/15/46 1,330,605
1,500 (b),(c) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
3.500% spread), 2019 36A
5.981% 4/15/35 1,505,826
1,500 (b),(c) Magnetite XXIII Ltd, (TSFR3M reference rate + 2.312%
spread), 2019 23A
7.596% 1/25/35 1,503,417
66 (c) MAPS 2018-1 Ltd, 2018 1A 4.212% 5/15/43 65,452
155 (c) MAPS 2021-1 Trust, 2021 1A 2.521% 6/15/46 145,312
1,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 9.590% 9/20/27 1,009,560
1,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 8.040% 9/20/27 1,005,470
1,000 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 8.010% 4/20/53 1,045,838
2,000 (c) MetroNet Infrastructure Issuer LLC, 2022 1A 6.350% 10/20/52 2,046,330
373 (c) MVW 2019-2 LLC, 2019 2A 2.680% 10/20/38 358,995
142 (c) MVW 2021-1W LLC, 2021 1WA 1.940% 1/22/41 133,452
270 (c) MVW Owner Trust 2019-1, 2019 1A 3.330% 11/20/36 263,822
1,000 (b),(c) Neuberger Berman CLO Ltd, (TSFR3M reference rate +
7.625% spread), 2023 23-53A
12.908% 10/24/32 1,011,847
660 (b),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 6.112% spread), 2021 40A
11.398% 4/16/33 662,882
1,625 (b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A
8.485% 4/25/36 1,632,594
1,000 (c) Oak Street Investment Grade Net Lease Fund Series 2021-1,
2021 1A
4.230% 1/20/51 926,911
2,175 (b),(c) OHA Credit Funding 4 Ltd, (TSFR3M reference rate +
3.462% spread), 2019 4A
4.336% 10/22/36 2,184,485
119 (c) Oportun Funding XIV LLC, 2021 A 3.440% 3/08/28 116,877
119 (c) Oportun Funding XIV LLC, 2021 A 5.400% 3/08/28 115,215
350 (c) Oportun Issuance Trust 2021-C, 2021 C 5.570% 10/08/31 328,683
617 (c) Oportun Issuance Trust 2021-C, 2021 C 3.610% 10/08/31 601,589
1,000 (b),(c) Palmer Square CLO 2021-3 Ltd, (TSFR3M reference rate +
3.212% spread), 2021 3A
5.462% 1/15/35 1,002,581
2,500 (b),(c) Palmer Square CLO 2022-1 Ltd, (TSFR3M reference rate +
3.050% spread), 2022 1A
8.332% 4/20/35 2,508,608
2,000 (b),(c) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A
10.582% 1/20/36 2,025,558
1,101 (c) Purewest Funding LLC, 2021 1 4.091% 12/22/36 1,076,525
1,976 (c) Sesac Finance LLC, 2019 1 5.216% 7/25/49 1,955,945

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 89 (c) Settlement Fee Finance 2019-1 LLC, 2019 1A 3.840% 11/01/49 $ 88,415
99 (c) Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A 4.180% 8/20/36 99,235
86 (c) Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A 1.790% 11/20/37 82,509
1,853 (c) Sonic Capital LLC, 2020 1A 3.845% 1/20/50 1,788,675
1,000 (c) Sotheby's Artfi Master Trust, 2024 1A 8.380% 12/22/31 1,012,475
815 (c) Start II LTD, 2019 1 5.095% 3/15/44 774,036
1,500 (c) Subway Funding LLC, 2024 1A 6.028% 7/30/54 1,539,013
2,584 (c) Taco Bell Funding LLC, 2021 1A 2.294% 8/25/51 2,300,246
1,500 (b),(c) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
7.122% spread), 2021 2A
6.985% 7/25/34 1,505,777
3,000 (c) VB-S1 Issuer LLC - VBTEL, 2022 1A 4.288% 2/15/52 2,855,512
2,155 (c) VB-S1 Issuer LLC - VBTEL, 2022 1A 3.156% 2/15/52 2,042,468
801 (c) Vivint Solar Financing V LLC, 2018 1A 7.370% 4/30/48 755,562
164 (c) VR Funding LLC, 2020 1A 6.420% 11/15/50 151,357
853 (c) VR Funding LLC, 2020 1A 2.790% 11/15/50 774,974
844 (c) Wendy's Funding LLC, 2021 1A 2.370% 6/15/51 754,500
1,402 (c) Wendy's Funding LLC, 2018 1A 3.884% 3/15/48 1,351,191
876 (c) Willis Engine Structured Trust VI, 2021 A 3.104% 5/15/46 796,818
1,342 (c) Willis Engine Structured Trust VII, 2023 A 8.000% 10/15/48 1,425,480
533 (c) Zaxbys Funding LLC, 2021 1A 3.238% 7/30/51 486,495
1,000 (c) Ziply Fiber Issuer LLC, 2024 1A 7.810% 4/20/54 1,037,439
1,000 (c) Ziply Fiber Issuer LLC, 2024 1A 11.170% 4/20/54 1,018,977
TOTAL ASSET-BACKED SECURITIES
(cost $124,081,187) 122,939,418
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 6 .8 % X 62,753,072
AUTOMOBILES & COMPONENTS - 0.2%
$ 1,735 (d) General Motors Financial Co Inc 5.700% N/A (e) $ 1,663,485
TOTAL AUTOMOBILES & COMPONENTS 1,663,485
BANKS - 2.3%
1,500 Bank of America Corp 6.125% N/A (e) 1,515,072
1,685 Citigroup Inc 7.625% N/A (e) 1,786,540
2,000 CoBank ACB 6.250% N/A (e) 1,991,526
1,560 Huntington Bancshares Inc/OH 5.625% N/A (e) 1,544,503
2,450 JPMorgan Chase & Co 3.650% N/A (e) 2,353,971
2,000 JPMorgan Chase & Co 6.875% N/A (e) 2,119,730
2,000 PNC Financial Services Group Inc/The 3.400% N/A (e) 1,762,879
2,000 Truist Financial Corp 4.800% N/A (e) 1,974,765
1,415 Truist Financial Corp 5.100% N/A (e) 1,373,435
2,900 Wells Fargo & Co 3.900% N/A (e) 2,820,404
1,440 (d) Wells Fargo & Co 7.625% N/A (e) 1,547,713
TOTAL BANKS 20,790,538
ENERGY - 0.3%
1,400 Energy Transfer LP 6.500% N/A (e) 1,388,973
945 (c) South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/01/55 964,845
493 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500% 3/01/55 507,938
TOTAL ENERGY 2,861,756
FINANCIAL SERVICES - 1.2%
1,354 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 3/10/55 1,396,830
2,050 Charles Schwab Corp/The 5.375% N/A (e) 2,034,030
1,955 Goldman Sachs Group Inc/The 7.500% N/A (e) 2,082,101
2,000 Goldman Sachs Group Inc/The 3.800% N/A (e) 1,911,549
1,970 State Street Corp 6.700% N/A (e) 2,016,945

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
FINANCIAL SERVICES (continued)
$ 1,000 Voya Financial Inc 7.758% N/A (e) $ 1,059,725
TOTAL FINANCIAL SERVICES 10,501,180
FOOD, BEVERAGE & TOBACCO - 0.3%
2,730 (c) Land O' Lakes Inc 8.000% N/A (e) 2,436,115
TOTAL FOOD, BEVERAGE & TOBACCO 2,436,115
INSURANCE - 0.9%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 2,659,845
1,485 Enstar Finance LLC 5.500% 1/15/42 1,365,971
1,000 (c) Hanwha Life Insurance Co Ltd 3.379% 2/04/32 956,329
1,900 Prudential Financial Inc 6.500% 3/15/54 1,964,982
1,500 Prudential Financial Inc 6.000% 9/01/52 1,538,756
TOTAL INSURANCE 8,485,883
MATERIALS - 0.1%
1,125 (c) Cemex SAB de CV 5.125% N/A (e) 1,105,382
TOTAL MATERIALS 1,105,382
MEDIA & ENTERTAINMENT - 0.2%
2,185 Paramount Global 6.375% 3/30/62 1,997,832
TOTAL MEDIA & ENTERTAINMENT 1,997,832
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,225 (c) EUSHI Finance Inc 7.625% 12/15/54 2,305,999
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,305,999
TELECOMMUNICATION SERVICES - 0.2%
1,000 (c) Network i2i Ltd 3.975% N/A (e) 964,932
800 (c) Network i2i Ltd 5.650% N/A (e) 796,512
TOTAL TELECOMMUNICATION SERVICES 1,761,444
UTILITIES - 0.9%
2,000 Dominion Energy Inc 7.000% 6/01/54 2,127,468
1,500 Edison International 5.000% N/A (e) 1,451,016
2,035 Sempra 4.875% N/A (e) 1,993,552
1,500 Southern Co/The 4.000% 1/15/51 1,466,738
1,700 (c) Vistra Corp 8.875% N/A (e) 1,804,684
TOTAL UTILITIES 8,843,458
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(cost $63,113,745) 62,753,072
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6 .7 % X 61,382,969
$ 18,000 United States Treasury Note/Bond 4.625% 5/15/44 $ 18,745,313
18,000 United States Treasury Note/Bond, (WI/DD) 4.125% 8/15/44 17,564,062
8,000 United States Treasury Note/Bond 4.375% 7/15/27 8,123,125
6,500 United States Treasury Note/Bond 4.250% 6/30/29 6,644,219
5,000 United States Treasury Note/Bond 4.375% 5/15/34 5,181,250
5,000 United States Treasury Note/Bond 4.500% 2/15/44 5,125,000
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $60,871,047) 61,382,969

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 6 .2 % X 57,277,473
ANGOLA - 0.1%
$ 1,050 (c) Angolan Government International Bond 8.750% 4/14/32 $ 952,623
TOTAL ANGOLA 952,623
BAHRAIN - 0.0%
500 (c) Bahrain Government International Bond 6.000% 9/19/44 430,450
TOTAL BAHRAIN 430,450
BENIN - 0.1%
1,050 (c) Benin Government International Bond 7.960% 2/13/38 1,003,506
TOTAL BENIN 1,003,506
BRAZIL - 0.3%
1,575 Brazilian Government International Bond 7.125% 5/13/54 1,615,913
570 Brazilian Government International Bond 6.000% 10/20/33 571,284
TOTAL BRAZIL 2,187,197
CHILE - 0.1%
1,500 Chile Government International Bond 3.100% 5/07/41 1,151,375
TOTAL CHILE 1,151,375
COLOMBIA - 0.2%
1,825 Colombia Government International Bond 5.000% 6/15/45 1,322,572
825 Colombia Government International Bond 5.200% 5/15/49 604,046
TOTAL COLOMBIA 1,926,618
COSTA RICA - 0.1%
905 (c) Costa Rica Government International Bond 5.625% 4/30/43 835,277
TOTAL COSTA RICA 835,277
COTE D'IVOIRE - 0.2%
1,175 (c) Ivory Coast Government International Bond 6.125% 6/15/33 1,073,335
705 (c) Ivory Coast Government International Bond 5.750% 12/31/32 665,862
350 (c) Ivory Coast Government International Bond 8.250% 1/30/37 348,562
TOTAL COTE D'IVOIRE 2,087,759
DOMINICAN REPUBLIC - 0.2%
1,000 (c) Dominican Republic International Bond 4.500% 1/30/30 944,399
835 (c) Dominican Republic International Bond 5.300% 1/21/41 755,060
TOTAL DOMINICAN REPUBLIC 1,699,459
ECUADOR - 0.0%
380 (c) Ecuador Government International Bond 5.000% 7/31/30 269,534
TOTAL ECUADOR 269,534
EGYPT - 0.1%
1,650 (c) Egypt Government International Bond 8.500% 1/31/47 1,274,163
TOTAL EGYPT 1,274,163
GHANA - 0.0%
650 (c) Ghana Government International Bond 8.125% 3/26/32 341,250
TOTAL GHANA 341,250
GUATEMALA - 0.1%
500 (c) Guatemala Government Bond 6.600% 6/13/36 520,749
TOTAL GUATEMALA 520,749
HONDURAS - 0.1%
1,125 (c) Honduras Government International Bond 5.625% 6/24/30 992,518
TOTAL HONDURAS 992,518

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
HUNGARY - 0.2%
$ 1,650 Hungary Government International Bond 7.625% 3/29/41 $ 1,948,082
300 (c) Magyar Export-Import Bank Zrt 6.125% 12/04/27 305,574
TOTAL HUNGARY 2,253,656
INDONESIA - 0.1%
950 (c) Perusahaan Penerbit SBSN Indonesia III 3.800% 6/23/50 769,985
TOTAL INDONESIA 769,985
IRAQ - 0.1%
1,319 (c) Iraq International Bond 5.800% 1/15/28 1,249,405
TOTAL IRAQ 1,249,405
ISRAEL - 0.1%
600 Israel Government International Bond 5.750% 3/12/54 576,000
250 Israel Government International Bond 5.375% 3/12/29 252,306
350 State of Israel 3.375% 1/15/50 236,296
TOTAL ISRAEL 1,064,602
JAMAICA - 0.0%
330 Jamaica Government International Bond 6.750% 4/28/28 344,807
TOTAL JAMAICA 344,807
JORDAN - 0.2%
600 (c) Jordan Government International Bond 5.850% 7/07/30 564,790
600 (c) Jordan Government International Bond 7.375% 10/10/47 545,280
TOTAL JORDAN 1,110,070
KAZAKHSTAN - 0.1%
975 (c) Kazakhstan Government International Bond 6.500% 7/21/45 1,146,836
TOTAL KAZAKHSTAN 1,146,836
KENYA - 0.2%
1,445 (c) Republic of Kenya Government International Bond 6.300% 1/23/34 1,111,770
500 (c) Republic of Kenya Government International Bond 9.750% 2/16/31 485,000
TOTAL KENYA 1,596,770
MEXICO - 0.8%
3,325 Mexico Government International Bond 4.280% 8/14/41 2,680,516
1,975 Mexico Government International Bond 6.400% 5/07/54 1,951,535
1,966 Mexico Government International Bond 4.750% 3/08/44 1,635,082
1,000 Mexico Government International Bond 4.750% 4/27/32 951,852
TOTAL MEXICO 7,218,985
MONGOLIA - 0.1%
795 (c) Mongolia Government International Bond 4.450% 7/07/31 690,776
TOTAL MONGOLIA 690,776
MOROCCO - 0.1%
850 (c) Morocco Government International Bond 5.500% 12/11/42 788,375
TOTAL MOROCCO 788,375
NIGERIA - 0.0%
415 (c) Nigeria Government International Bond 7.875% 2/16/32 369,138
325 (c) Nigeria Government International Bond 8.375% 3/24/29 314,860
TOTAL NIGERIA 683,998
OMAN - 0.1%
575 (c),(d) Oman Government International Bond 6.500% 3/08/47 606,734
TOTAL OMAN 606,734

Principal
Amount (000)   Description (a) Coupon Maturity Value
PANAMA - 0.3%
$ 1,360 Panama Bonos del Tesoro 3.362% 6/30/31 $ 1,115,200
1,925 Panama Government International Bond 8.000% 3/01/38 2,120,834
TOTAL PANAMA 3,236,034
PARAGUAY - 0.2%
1,625 (c) Paraguay Government International Bond 5.600% 3/13/48 1,524,577
200 (c) Paraguay Government International Bond 6.000% 2/09/36 207,187
TOTAL PARAGUAY 1,731,764
PERU - 0.2%
1,050 Peruvian Government International Bond 3.300% 3/11/41 816,818
780 Peruvian Government International Bond 5.875% 8/08/54 812,900
TOTAL PERU 1,629,718
PHILIPPINES - 0.1%
550 Philippine Government International Bond 6.375% 10/23/34 619,428
495 Philippine Government International Bond 4.200% 3/29/47 432,284
TOTAL PHILIPPINES 1,051,712
POLAND - 0.1%
630 Republic of Poland Government International Bond 5.500% 4/04/53 645,120
TOTAL POLAND 645,120
QATAR - 0.1%
850 (c) Qatar Government International Bond 4.817% 3/14/49 834,605
TOTAL QATAR 834,605
REPUBLIC OF SERBIA - 0.1%
1,125 (c) Serbia International Bond 6.500% 9/26/33 1,176,143
TOTAL REPUBLIC OF SERBIA 1,176,143
ROMANIA - 0.3%
1,370 (c) Romanian Government International Bond 6.125% 1/22/44 1,355,889
450 (c) Romanian Government International Bond 7.625% 1/17/53 505,125
TOTAL ROMANIA 1,861,014
RWANDA - 0.1%
1,375 (c) Rwanda International Government Bond 5.500% 8/09/31 1,102,021
TOTAL RWANDA 1,102,021
SAUDI ARABIA - 0.1%
1,365 (c) Saudi Government International Bond 3.750% 1/21/55 1,016,769
TOTAL SAUDI ARABIA 1,016,769
SENEGAL - 0.1%
700 (c) Senegal Government International Bond 6.750% 3/13/48 519,985
475 (c) Senegal Government International Bond 6.250% 5/23/33 412,062
TOTAL SENEGAL 932,047
SOUTH AFRICA - 0.4%
1,900 Republic of South Africa Government International Bond 5.375% 7/24/44 1,536,663
1,575 Republic of South Africa Government International Bond 7.300% 4/20/52 1,520,663
TOTAL SOUTH AFRICA 3,057,326
TURKEY - 0.3%
1,025 Turkiye Government International Bond 7.625% 5/15/34 1,068,255
450 Turkiye Government International Bond 9.125% 7/13/30 504,563
750 (c) Turkiye Ihracat Kredi Bankasi AS 5.750% 7/06/26 741,604
TOTAL TURKEY 2,314,422

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000)   Description (a) Coupon Maturity Value
UKRAINE - 0.0%
$ 225 (c) Ukraine Government International Bond 7.750% 9/01/29 $ 69,750
TOTAL UKRAINE 69,750
UZBEKISTAN - 0.1%
1,075 (c) Republic of Uzbekistan International Bond 5.375% 2/20/29 1,022,631
TOTAL UZBEKISTAN 1,022,631
VIETNAM - 0.0%
400 (c) Vietnam Government International Bond 4.800% 11/19/24 398,920
TOTAL VIETNAM 398,920
TOTAL SOVEREIGN DEBT
(cost $60,616,170) 57,277,473
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 4 .5% (g) X 41,680,989
CAPITAL GOODS - 0.2%
$ 225 Titan Acquisition Limited, Term
Loan B
10.326% SOFR180A 5.000% 2/01/29 $ 223,984
1,489 Windsor Holdings III, LLC, Term
Loan B
9.311% TSFR1M 4.000% 8/01/30 1,498,773
TOTAL CAPITAL GOODS 1,722,757
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,140 Prime Security Services
Borrower, LLC, Term Loan B
7.600% TSFR1M 2.250% 10/15/30 2,146,131
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,146,131
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
2,470 CNT Holdings I Corp, Term Loan 8.752% TSFR3M 3.500% 11/08/27 2,479,641
2,020 CNT Holdings I Corp, Term Loan
, (WI/DD)
TBD TBD TBD TBD 2,028,272
516 Les Schwab Tire Centers, Term
Loan B
8.247% TSFR1M 3.000% 4/16/31 517,566
427 PetSmart, Inc., Term Loan B 9.097% TSFR1M 3.750% 2/14/28 425,389
835 Wand NewCo 3, Inc., Term loan
B
8.497% SOFR30A 3.250% 1/30/31 837,175
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,288,043
CONSUMER DURABLES & APPAREL - 0.0%
434 Weber-Stephen Products LLC,
Term Loan B
8.611% TSFR1M 3.250% 10/29/27 408,032
TOTAL CONSUMER DURABLES & APPAREL 408,032
CONSUMER SERVICES - 0.2%
1,000 Alterra Mountain Company,
Term Loan B5
8.747% TSFR1M 3.500% 5/31/30 1,006,144
450 Fleet Midco I Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 451,124
347 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.014% SOFR180A 2.750% 10/31/29 348,487
TOTAL CONSUMER SERVICES 1,805,755
FINANCIAL SERVICES - 0.1%
910 Boost Newco Borrower, LLC,
Term loan B
7.748% SOFR90A 2.500% 1/31/31 913,654
TOTAL FINANCIAL SERVICES 913,654

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
FOOD, BEVERAGE & TOBACCO - 0.0%
$ 1 City Brewing Company, LLC,
First Lien
10.563% TSFR3M 3.500% 4/14/28 $ 953
72 City Brewing Company, LLC,
Term Loan
11.551% TSFR3M 6.250% 4/05/28 68,497
189 City Brewing Company, LLC,
Term Loan
9.063% TSFR3M 3.500% 4/14/28 160,375
TOTAL FOOD, BEVERAGE & TOBACCO 229,825
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,960 Bausch & Lomb, Inc., Term Loan 8.661% TSFR1M 3.250% 5/05/27 1,936,725
4,000 Insulet Corporation, Term loan B 7.747% TSFR1M 2.500% 7/31/31 4,019,380
533 Medline Borrower, LP, Term
Loan B
7.997% SOFR30A 2.750% 10/23/28 534,846
940 Parexel International
Corporation, Term loan B
8.247% SOFR30A 3.000% 11/15/28 944,541
1,000 Phoenix Guarantor Inc, Term
Loan , (WI/DD)
TBD TBD TBD TBD 1,002,635
263 Select Medical Corporation,
Term Loan B1
8.247% TSFR1M 3.000% 3/05/27 264,568
848 Surgery Center Holdings, Inc.,
Term Loan B
8.061% TSFR1M 2.750% 12/19/30 850,648
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,553,343
INSURANCE - 0.7%
2,665 Broadstreet Partners, Inc., Term
Loan B4 , (DD1)
8.497% TSFR1M 3.250% 5/12/31 2,667,439
3,470 Truist Insurance Holdings LLC,
First Lien, Term Loan
8.585% SOFR90A 3.250% 3/22/31 3,479,039
TOTAL INSURANCE 6,146,478
MATERIALS - 0.4%
1,442 Clydesdale Acquisition
Holdings Inc, Term Loan B
8.422% SOFR30A 3.175% 4/13/29 1,441,278
223 Ineos US Finance LLC, Term
Loan B
8.497% TSFR1M 3.250% 2/09/30 223,285
484 Plaze, Inc., Term Loan B 9.931% Prime +
SOFR30A
3.000% 8/03/26 454,935
1,741 Proampac PG Borrower LLC,
Term Loan
9.210% TSFR3M 4.000% 9/15/28 1,749,245
68 W.R. Grace & Co.-Conn., Term
Loan B
8.497% SOFR30A 3.250% 9/22/28 68,557
TOTAL MATERIALS 3,937,300
MEDIA & ENTERTAINMENT - 0.1%
377 DirecTV Financing, LLC, Term
Loan
10.361% TSFR1M 5.000% 8/02/27 379,316
215 Wood Mackenzie Limited, Term
Loan B
8.604% TSFR3M 3.500% 2/10/31 216,585
TOTAL MEDIA & ENTERTAINMENT 595,901
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
959 Jazz Financing Lux S.a.r.l., Term
Loan B
7.497% SOFR30A 2.250% 5/05/28 961,125
1,513 Organon & Co, Term Loan B 7.842% TSFR1M 2.500% 5/14/31 1,523,052
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,484,177
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
708 Ultra Clean Holdings, Inc, Term
Loan B
8.747% TSFR1M 3.500% 2/25/28 712,640
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 712,640

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
SOFTWARE & SERVICES - 0.3%
$ 2,409 Cotiviti Corporation, Term Loan 8.592% SOFR30A 3.250% 4/30/31 $ 2,413,479
484 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 485,869
93 Ultimate Software Group Inc
(The), Term Loan B
8.555% SOFR90A 3.250% 2/10/31 93,964
TOTAL SOFTWARE & SERVICES 2,993,312
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
261 Ingram Micro Inc., Term Loan 8.596% SOFR90A 3.000% 7/03/28 262,241
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 262,241
TRANSPORTATION - 0.0%
70 SkyMiles IP Ltd., Term Loan B 9.032% TSFR3M 3.750% 10/20/27 71,370
TOTAL TRANSPORTATION 71,370
UTILITIES - 0.2%
1,189 Talen Energy Supply, LLC, Term
Loan B
8.596% TSFR3M 3.500% 5/17/30 1,197,257
211 Talen Energy Supply, LLC, Term
Loan C
8.596% TSFR3M 3.500% 5/17/30 212,773
TOTAL UTILITIES 1,410,030
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $41,400,127) 41,680,989
Principal
Amount (000) Description (a) ,(i) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .5 % X 22,667,210
BANKS - 2.1%
$ 1,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 1,747,662
200 (c) Banco de Credito e Inversiones SA 8.750% N/A (e) 214,637
500 (c) Banco del Estado de Chile 7.950% N/A (e) 528,832
1,050 (c) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (e) 1,057,506
2,200 Banco Santander SA 9.625% N/A (e) 2,550,781
1,375 Bancolombia SA 4.625% 12/18/29 1,360,197
700 (c) Bangkok Bank PCL/Hong Kong 5.000% N/A (e) 692,699
1,000 (c) Bank Hapoalim BM, Reg S 3.255% 1/21/32 923,252
1,340 Barclays PLC 8.000% N/A (e) 1,397,829
1,000 (c) BBVA Bancomer SA/Texas 8.450% 6/29/38 1,074,650
1,500 (c) BNP Paribas SA 9.250% N/A (e) 1,625,712
2,000 (c) Macquarie Bank Ltd/London 6.125% N/A (e) 1,994,451
1,700 (c) Mizrahi Tefahot Bank Ltd, Reg S 3.077% 4/07/31 1,591,370
2,000 NatWest Group PLC 8.000% N/A (e) 2,026,074
TOTAL BANKS 18,785,652
FINANCIAL SERVICES - 0.4%
1,505 Deutsche Bank AG 6.000% N/A (e) 1,444,639
1,060 (c) UBS Group AG 9.250% N/A (e) 1,224,085
1,100 (c) UBS Group AG 9.250% N/A (e) 1,212,834
TOTAL FINANCIAL SERVICES 3,881,558
TOTAL CONTINGENT CAPITAL SECURITIES
(cost $21,936,389) 22,667,210

Investments in Derivatives
Principal
Amount (000) Description (a)
Optional Call
Provisions (j) Value
X –
MUNICIPAL BONDS - 1 .1 % X 10,151,495
ILLINOIS - 0.4%
$ 4,000 Illinois Housing Development Authority, 5.784%, 10/01/44 4/34 at 100.00 $ 4,032,627
TOTAL ILLINOIS 4,032,627
NEW YORK - 0.7%
5,955 New York City Transitional Finance Authority, 5.110%, 5/01/36 5/34 at 100.00 6,118,868
TOTAL NEW YORK 6,118,868
TOTAL MUNICIPAL BONDS
(cost $10,039,686) 10,151,495
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .1 % X 742,310
FINANCIAL SERVICES - 0.1%
28,850 Morgan Stanley 6.500% $ 742,310
TOTAL FINANCIAL SERVICES 742,310
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(cost $721,250) 742,310
TOTAL LONG-TERM INVESTMENTS
(cost $898,889,357) 880,184,798
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
5,568,453 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.290%(l) $ 5,568,453
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $5,568,453) 5,568,453
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 5.9%
–
REPURCHASE AGREEMENTS - 5 .9 % X 53,825,000
$ 53,825 (m) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 53,825,000
TOTAL REPURCHASE AGREEMENTS
(cost $53,825,000) 53,825,000
TOTAL SHORT-TERM INVESTMENTS
(cost $53,825,000) 53,825,000
TOTAL INVESTMENTS (cost $ 958,282,810 ) - 102 .5% 939,578,251
OTHER ASSETS & LIABILITIES, NET -  (2.5)% (22,931,966)
NET ASSETS - 100% $ 916,646,285
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 100 12/24 $ 11,407,204 $ 11,356,250 $ (50,954)
U.S. Treasury 2-Year Note 325 12/24 67,486,900 67,452,735 (34,165)
U.S. Treasury 5-Year Note 375 12/24 41,140,427 41,024,414 (116,013)
U.S. Treasury Long Bond 175 12/24 21,700,362 21,546,875 (153,487)
U.S. Treasury Ultra Bond 200 12/24 26,630,607 26,387,500 (243,107)
Total $168,365,500 $167,767,774 $(597,726)

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
August 31, 2024

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $496,611,353 or 52.9% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,324,640.
(e) Perpetual security. Maturity date is not applicable.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $53,856,637 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 7/31/31, valued at $54,901,614.
DD1 Portion of investment purchased on a delayed delivery basis.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR Secured Overnight Financing Rate
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
TSFR
6M CME Term SOFR 6 Month
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2024 Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 85,427,435 $ 1,016,444,884 $ 1,522,313,086 $ 638,233,548 $ 4,678,533,696 $ 880,184,798
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 4,182,258 28,063,049 4,084,766 33,825,666 97,272,728 5,568,453
Short-term investments, at value
◊
1,650,000 7,213,725 17,389,009 20,529,617 33,575,000 53,825,000
Cash 73,965 56,008 2,457,733 1,607,023 2,862,612 –
Cash denominated in foreign currencies
^
– – – – 1,039 –
Cash collateral at broker for investments in futures
contracts
(1)
81,902 – – – 10,833,548 2,808,734
Receivables:
Dividends – 507,098 5,660 – 3,051,265 –
Interest 1,267,024 14,438,775 13,016,340 11,400,528 68,485,738 7,894,489
Investments sold – – 26,937,287 1,797,716 63,194,675 –
Reclaims – 86,910 – – 41,547 –
Reimbursement from Adviser 17,439 67,240 – 18,780 – 61,048
Shares sold 13,407 287,657 1,759,754 364,543 4,725,517 1,981,139
Other 56,230 119,035 150,987 227,903 320,768 150,655
Total assets 92,769,660 1,067,284,381 1,588,114,622 708,005,324 4,962,898,133 952,474,316
LIABILITIES
Cash overdraft – – – – – 4,836,691
Cash overdraft denominated in foreign currencies
*
– – – 1,278 – –
Payables:
Management fees 40,032 594,842 756,223 322,400 2,594,785 372,516
Collateral from securities lending 4,182,258 28,063,049 4,084,766 33,825,666 97,272,728 5,568,453
Dividends 26,177 202,708 1,116,798 107,940 3,291,436 644,375
Interest 906 682 42,907 965 – 379
Investments purchased - regular settlement – – 1,448,890 1,596,096 2,742,708 —
Investments purchased - when-issued/delayed-
delivery settlement 500,001 – 44,563,062 9,286,020 – 22,273,543
Shares redeemed 256,227 2,523,417 11,415,730 600,774 10,385,857 1,242,178
Unfunded senior loans – – 1,444,909 – – –
Variation margin on futures contracts 12,391 – – – 1,840,469 484,375
Accrued expenses:
Custodian fees 29,826 70,908 227,890 56,830 229,174 102,358
Directors/Trustees fees 17,756 43,440 69,459 32,522 182,771 40,787
Professional fees 6,241 24,761 42,064 12,179 83,019 28,354
Shareholder reporting expenses 5,629 41,258 54,649 44,846 168,242 24,991
Shareholder servicing agent fees 22,036 214,451 284,609 316,433 880,268 167,173
12b-1 distribution and service fees 15,462 140,181 89,491 22,065 202,922 41,858
Other — 635 421 288 694 —
Total liabilities 5,114,942 31,920,332 65,641,868 46,226,302 119,875,073 35,828,031
Net assets $ 87,654,718 $ 1,035,364,049 $ 1,522,472,754 $ 661,779,022 $ 4,843,023,060 $ 916,646,285
NET ASSETS CONSIST OF:
Paid-in capital $ 226,929,444 $ 1,295,848,638 $ 1,831,463,395 $ 868,819,706 $ 5,453,356,974 $ 1,025,095,265
Total distributable earnings (loss) (139,274,726) (260,484,589) (308,990,641) (207,040,684) (610,333,914) (108,448,980)
Net assets $ 87,654,718 $ 1,035,364,049 $ 1,522,472,754 $ 661,779,022 $ 4,843,023,060 $ 916,646,285
†
Long-term investments, cost $ 85,501,137 $ 1,011,514,339 $ 1,539,218,698 $ 625,783,722 $ 4,829,873,460 $ 898,889,357
◊
Short-term investments, cost $ 1,650,000 $ 7,213,725 $ 17,389,009 $ 20,529,617 $ 33,575,000 $ 53,825,000
‡ Includes securities loaned of $ 4,035,881 $ 26,934,160 $ 3,915,501 $ 32,551,174 $ 94,159,730 $ 5,324,640
^
Cash denominated in foreign currencies, cost $ — $ — $ — $ — $ 1,022 $ —
*
Cash overdraft denominated in foreign
currencies, cost $ — $ — $ — $ 1,248 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 48,049,913 $ 180,919,769 $ 211,263,276 $ 58,657,252 $ 441,911,451 $ 143,952,602
Shares outstanding 7,152,243 9,557,802 11,621,810 3,274,503 28,326,220 14,412,689
Net asset value ("NAV") per share $ 6.72 $ 18.93 $ 18.18 $ 17.91 $ 15.60 $ 9.99
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 7.06 $ 19.87 $ 18.74 $ 18.80 $ 16.38 $ 10.43
CLASS C:
Net assets $ 6,345,981 $ 119,397,620 $ 51,906,719 $ 11,834,595 $ 130,468,305 $ 14,532,649
Shares outstanding 946,249 6,319,519 2,855,668 661,146 8,356,874 1,462,206
NAV and offering price per share $ 6.71 $ 18.89 $ 18.18 $ 17.90 $ 15.61 $ 9.94
CLASS R6:
Net assets $ — $ 14,599,235 $ 274,486,932 $ 17,151,229 $ 634,394,576 $ 275,724,784
Shares outstanding — 765,863 15,019,999 951,805 40,533,957 27,509,755
NAV and offering price per share $ — $ 19.06 $ 18.27 $ 18.02 $ 15.65 $ 10.02
CLASS I:
Net assets $ 33,258,824 $ 720,447,425 $ 984,815,827 $ 574,135,946 $ 3,636,248,728 $ 482,436,250
Shares outstanding 4,940,609 38,016,090 54,114,631 32,007,256 232,852,828 48,305,181
NAV and offering price per share $ 6.73 $ 18.95 $ 18.20 $ 17.94 $ 15.62 $ 9.99
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2024 Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Affiliated income $ — $ 18,321 $ — $ —
Dividends 23,463 9,140,028 2,816,903 1,222,237
Interest 8,094,508 52,416,775 141,830,711 46,521,062
Securities lending income, net 33,464 304,823 35,250 303,789
Tax withheld (542) (36,776) — —
Total investment income 8,150,893 61,843,171 144,682,864 48,047,088
EXPENSES
– – – –
Management fees 480,574 7,453,541 8,936,608 3,423,049
12b-1 service fees - Class A 119,809 462,005 525,187 134,092
12b-1 distribution and service fees - Class C 59,161 1,340,215 501,861 122,110
Shareholder servicing agent fees - Class A 50,650 124,835 157,967 78,006
Shareholder servicing agent fees - Class C 6,236 90,574 37,736 17,771
Shareholder servicing agent fees - Class R6 — 487 8,302 670
Shareholder servicing agent fees - Class I 29,685 514,140 766,900 717,251
Interest expense 51,778 12,025 496,142 100,287
Directors/Trustees fees 3,085 40,335 57,486 21,830
Custodian expenses 36,504 86,758 412,667 75,138
Registration fees 59,334 92,945 113,017 82,476
Professional fees 61,513 105,901 138,197 88,915
Shareholder reporting expenses 26,416 102,640 130,413 140,408
Other 11,723 27,980 36,862 16,726
Total expenses before fee waiver/expense reimbursement 996,468 10,454,381 12,319,345 5,018,729
Fee waiver/expense reimbursement (167,136) (887,935) — (377,780)
Net expenses 829,332 9,566,446 12,319,345 4,640,949
Net investment income (loss) 7,321,561 52,276,725 132,363,519 43,406,139
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (485,241) (49,059,553) 215,043 5,896,927
Futures contracts 74,419 — — —
Swap contracts (3,010) — — (189,617)
Net realized gain (loss) (413,832) (49,059,553) 215,043 5,707,310
Change in unrealized appreciation (depreciation) on:
Investments 4,362,893 101,070,773 24,901,300 22,326,322
Futures contracts (51,979) — — —
Foreign currency translations — — — (30)
Net change in unrealized appreciation (depreciation) 4,310,914 101,070,773 24,901,300 22,326,292
Net realized and unrealized gain (loss) 3,897,082 52,011,220 25,116,343 28,033,602
Net increase (decrease) in net assets from operations $ 11,218,643 $ 104,287,945 $ 157,479,862 $ 71,439,741

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended August 31, 2024
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 51,730,443 $ 71,976
Interest 240,542,224 52,071,136
Securities lending income, net 1,099,436 122,857
Tax withheld (4,089) (818)
Total investment income 293,368,014 52,265,151
EXPENSES
– –
Management fees 28,649,363 3,993,167
12b-1 service fees - Class A 1,113,222 337,433
12b-1 distribution and service fees - Class C 1,341,476 131,656
Shareholder servicing agent fees - Class A 338,559 135,410
Shareholder servicing agent fees - Class C 102,009 13,200
Shareholder servicing agent fees - Class R6 19,318 23,225
Shareholder servicing agent fees - Class I 2,467,912 371,808
Interest expense 425,781 33,058
Directors/Trustees fees 163,836 28,782
Custodian expenses 331,093 144,007
Registration fees 264,469 82,263
Professional fees 484,250 126,547
Shareholder reporting expenses 449,409 81,675
Other 87,634 25,931
Total expenses before fee waiver/expense reimbursement 36,238,331 5,528,162
Fee waiver/expense reimbursement — (858,574)
Net expenses 36,238,331 4,669,588
Net investment income (loss) 257,129,683 47,595,563
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (34,095,365) (7,570,664)
Futures contracts 15,136,940 3,110,856
Swap contracts (3,239) (131,004)
Foreign currency transactions — 6,071
Net realized gain (loss) (18,961,664) (4,584,741)
Change in unrealized appreciation (depreciation) on:
Investments 360,131,447 43,296,466
Futures contracts (8,383,206) (2,180,445)
Swap contracts — 8,801
Foreign currency translations 17 93
Net change in unrealized appreciation (depreciation) 351,748,258 41,124,915
Net realized and unrealized gain (loss) 332,786,594 36,540,174
Net increase (decrease) in net assets from operations $ 589,916,277 $ 84,135,737

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income Flexible Income
Year Ended
8/31/24
Year Ended
8/31/23
Year Ended
8/31/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 7,321,561 $ 6,243,302 $ 52,276,725 $ 59,015,371
Net realized gain (loss) (413,832) (5,753,268) (49,059,553) (64,233,466)
Net change in unrealized appreciation (depreciation) 4,310,914 4,630,749 101,070,773 28,000,860
Net increase (decrease) in net assets from operations 11,218,643 5,120,783 104,287,945 22,782,765
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,822,374) (3,281,093) (6,367,223) (13,676,120)
Class C (428,850) (442,846) (3,616,429) (10,248,794)
Class R6 — — (562,593) (1,006,474)
Class I (2,324,305) (1,830,098) (28,194,294) (61,557,787)
Return of Capital:
Class A — — (3,165,640) —
Class C — — (2,300,779) —
Class R6 — — (253,401) —
Class I — — (13,021,895) —
Total distributions (6,575,529) (5,554,037) (57,482,254) (86,489,175)
FUND SHARE TRANSACTIONS
Subscriptions 37,553,006 32,400,921 177,062,947 194,010,656
Reinvestments of distributions 6,281,220 5,191,087 54,888,232 83,952,216
Redemptions (41,171,264) (78,350,315) (432,934,498) (519,415,289)
Net increase (decrease) from Fund share transactions 2,662,962 (40,758,307) (200,983,319) (241,452,417)
Net increase (decrease) in net assets 7,306,076 (41,191,561) (154,177,628) (305,158,827)
Net assets at the beginning of period 80,348,642 121,540,203 1,189,541,677 1,494,700,504
Net assets at the end of period $ 87,654,718 $ 80,348,642 $ 1,035,364,049 $ 1,189,541,677

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Floating Rate Income High Yield Income
Year Ended
8/31/24
Year Ended
8/31/23
Year Ended
8/31/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 132,363,519 $ 150,265,779 $ 43,406,139 $ 32,752,275
Net realized gain (loss) 215,043 (67,702,336) 5,707,310 (44,109,337)
Net change in unrealized appreciation (depreciation) 24,901,300 47,492,721 22,326,292 41,951,494
Net increase (decrease) in net assets from operations 157,479,862 130,056,164 71,439,741 30,594,432
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (18,833,686) (17,194,016) (3,908,135) (3,127,077)
Class C (4,126,036) (3,567,470) (796,402) (835,491)
Class R6 (25,603,934) (21,622,055) (1,547,013) (1,008,624)
Class I (93,983,573) (108,611,273) (37,160,207) (26,708,618)
Total distributions (142,547,229) (150,994,814) (43,411,757) (31,679,810)
FUND SHARE TRANSACTIONS
Subscriptions 579,282,071 1,023,241,998 193,087,475 120,938,042
Reinvestments of distributions 127,062,716 134,159,524 42,067,758 30,705,011
Redemptions (739,248,278) (1,920,315,922) (109,692,325) (177,686,532)
Net increase (decrease) from Fund share transactions (32,903,491) (762,914,400) 125,462,908 (26,043,479)
Net increase (decrease) in net assets (17,970,858) (783,853,050) 153,490,892 (27,128,857)
Net assets at the beginning of period 1,540,443,612 2,324,296,662 508,288,130 535,416,987
Net assets at the end of period $ 1,522,472,754 $ 1,540,443,612 $ 661,779,022 $ 508,288,130

See Notes to Financial Statements

Preferred Securities and Income Strategic Income
Year Ended
8/31/24
Year Ended
8/31/23
Year Ended
8/31/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 257,129,683 $ 267,188,360 $ 47,595,563 $ 35,324,195
Net realized gain (loss) (18,961,664) (155,700,690) (4,584,741) (32,996,613)
Net change in unrealized appreciation (depreciation) 351,748,258 (192,027,450) 41,124,915 15,902,887
Net increase (decrease) in net assets from operations 589,916,277 (80,539,780) 84,135,737 18,230,469
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (25,893,378) (27,424,381) (8,094,811) (5,424,417)
Class C (6,797,617) (8,092,218) (688,437) (612,879)
Class R6 (34,998,738) (50,835,368) (16,092,382) (12,859,679)
Class I (196,297,552) (194,705,167) (23,165,366) (16,165,662)
Total distributions (263,987,285) (281,057,134) (48,040,996) (35,062,637)
FUND SHARE TRANSACTIONS
Subscriptions 1,729,989,088 2,764,259,434 339,570,250 220,324,700
Reinvestments of distributions 231,131,799 249,265,746 42,325,280 29,895,920
Redemptions (1,831,897,089) (3,390,380,990) (202,865,773) (225,458,838)
Net increase (decrease) from Fund share transactions 129,223,798 (376,855,810) 179,029,757 24,761,782
Net increase (decrease) in net assets 455,152,790 (738,452,724) 215,124,498 7,929,614
Net assets at the beginning of period 4,387,870,270 5,126,322,994 701,521,787 693,592,173
Net assets at the end of period $ 4,843,023,060 $ 4,387,870,270 $ 916,646,285 $ 701,521,787

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
8/31/24
$ 6.36 $ 0.58 $ 0.30 $ 0.88 $ (0.52) $ — $ — $ (0.52) $ 6.72
8/31/23
6.36 0.47 (0.05) 0.42 (0.42) — — (0.42) 6.36
8/31/22(d)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21
6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
6/30/20
7.44 0.38 (0.75) (0.37) (0.35) — (0.03) (0.38) 6.69
Class
C
8/31/24
6.35 0.53 0.30 0.83 (0.47) — — (0.47) 6.71
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22(d)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21
6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
6/30/20
7.43 0.33 (0.74) (0.41) (0.30) — (0.03) (0.33) 6.69
Class
I
8/31/24
6.37 0.60 0.30 0.90 (0.54) — — (0.54) 6.73
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22(d)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21
6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
6/30/20
7.47 0.40 (0.76) (0.36) (0.37) — (0.03) (0.40) 6.71
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
14 .38% $ 48,050 1 .25% 1 .04% 8 .87% 133%
6 .87 47,566 1 .23 1 .01 7 .49 86
3 .16 51,908 1 .50 (e) 1 .03 (e) 5 .53 (e) 6
( 12 .23 ) 51,332 1 .15 1 .00 4 .51 120
16 .01 77,953 1 .12 1 .00 4 .75 196
( 5 .15 ) 82,545 1 .12 1 .00 5 .31 80
13 .57 6,346 1 .99 1 .79 8 .12 133
6 .09 6,265 1 .98 1 .76 6 .72 86
3 .02 8,926 2 .25 (e) 1 .78 (e) 4 .77 (e) 6
( 12 .92 ) 8,887 1 .90 1 .75 3 .70 120
15 .03 15,101 1 .87 1 .75 4 .02 196
( 5 .75 ) 22,612 1 .87 1 .75 4 .58 80
14 .67 33,259 0 .99 0 .79 9 .17 133
7 .16 26,519 0 .98 0 .76 7 .61 86
3 .20 60,706 1 .25 (e) 0 .78 (e) 5 .55 (e) 6
( 12 .23 ) 25,439 0 .90 0 .75 4 .63 120
16 .40 94,051 0 .87 0 .75 4 .99 196
( 5 .03 ) 80,728 0 .86 0 .75 5 .47 80

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
8/31/24
$ 18.11 $ 0.86 $ 0.91 $ 1.77 $ (0.64) $ — $ (0.31) $ (0.95) $ 18.93
8/31/23
18.93 0.81 (0.43) 0.38 (1.20) — — (1.20) 18.11
8/31/22(e)
22.27 0.72 (3.16) (2.44) (0.90) — — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — — (0.94) 22.27
9/30/20
22.06 0.88 (0.39) 0.49 (1.19) — — (1.19) 21.36
9/30/19
21.44 1.02 0.76 1.78 (1.16) — — (1.16) 22.06
Class
C
8/31/24
18.08 0.72 0.90 1.62 (0.50) — (0.31) (0.81) 18.89
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — — (1.06) 18.08
8/31/22(e)
22.22 0.58 (3.15) (2.57) (0.75) — — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — — (0.77) 22.22
9/30/20
22.01 0.72 (0.39) 0.33 (1.03) — — (1.03) 21.31
9/30/19
21.40 0.86 0.75 1.61 (1.00) — — (1.00) 22.01
Class
R6
8/31/24
18.24 0.92 0.91 1.83 (0.70) — (0.31) (1.01) 19.06
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — — (1.26) 18.24
8/31/22(e)
22.42 0.79 (3.19) (2.40) (0.96) — — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — — (1.01) 22.42
9/30/20
22.20 0.96 (0.40) 0.56 (1.26) — — (1.26) 21.50
9/30/19
21.57 1.11 0.74 1.85 (1.22) — — (1.22) 22.20
Class
I
8/31/24
18.13 0.91 0.90 1.81 (0.68) — (0.31) (0.99) 18.95
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — — (1.24) 18.13
8/31/22(e)
22.29 0.77 (3.16) (2.39) (0.95) — — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — — (0.99) 22.29
9/30/20
22.08 0.93 (0.39) 0.54 (1.24) — — (1.24) 21.38
9/30/19
21.47 1.08 0.74 1.82 (1.21) — — (1.21) 22.08
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
10 .04% $ 180,920 1 .04% 0 .96% 4 .69% 40%
2 .13 190,438 1 .03 0 .96 4 .45 26
( 11 .18 ) 230,505 1 .02 (f) 0 .95 (f) 3 .78 (f) 31
8 .71 298,734 1 .04 0 .95 3 .66 30
2 .35 264,865 1 .04 0 .96 4 .13 38
8 .69 221,484 1 .06 0 .96 4 .85 24
9 .17 119,398 1 .79 1 .71 3 .94 40
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77 (f) 1 .70 (f) 3 .03 (f) 31
7 .97 276,035 1 .79 1 .70 2 .91 30
1 .59 262,068 1 .79 1 .71 3 .38 38
7 .85 223,364 1 .81 1 .71 4 .10 24
10 .36 14,599 0 .73 0 .65 5 .00 40
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71 (f) 0 .64 (f) 4 .12 (f) 31
9 .09 14,881 0 .72 0 .64 3 .97 30
2 .69 6,682 0 .72 0 .64 4 .46 38
9 .03 649 0 .74 0 .64 5 .22 24
10 .31 720,447 0 .79 0 .71 4 .94 40
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77 (f) 0 .70 (f) 4 .03 (f) 31
9 .02 1,283,908 0 .79 0 .70 3 .90 30
2 .60 1,060,386 0 .79 0 .71 4 .38 38
8 .91 961,413 0 .80 0 .71 5 .09 24

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
8/31/24
$ 17.99 $ 1.50 $ 0.31 $ 1.81 $ (1.62) $ — $ (1.62) $ 18.18
8/31/23
18.11 1.36 (0.11) 1.25 (1.37) — (1.37) 17.99
8/31/22(d)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20
19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
9/30/19
19.65 0.93 (0.56) 0.37 (0.94) — (0.94) 19.08
Class
C
8/31/24
17.99 1.37 0.31 1.68 (1.49) — (1.49) 18.18
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22(d)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20
19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
9/30/19
19.65 0.79 (0.56) 0.23 (0.80) — (0.80) 19.08
Class
R6
8/31/24
18.09 1.57 0.30 1.87 (1.69) — (1.69) 18.27
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22(d)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20
19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
9/30/19
19.73 1.06 (0.62) 0.44 (1.00) — (1.00) 19.17
Class
I
8/31/24
18.01 1.55 0.31 1.86 (1.67) — (1.67) 18.20
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22(d)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20
19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
9/30/19
19.67 0.97 (0.55) 0.42 (0.99) — (0.99) 19.10
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
10 .51% $ 211,263 0 .99% 8 .31% 24%
7 .24 204,409 1 .02 7 .61 24
( 1 .61 ) 246,410 0 .94 (e) 3 .70 (e) 37
11 .67 121,925 1 .03 3 .88 52
( 1 .81 ) 90,684 1 .01 4 .43 63
1 .93 112,723 1 .00 4 .81 32
9 .69 51,907 1 .74 7 .56 24
6 .45 48,289 1 .77 6 .89 24
( 2 .30 ) 55,285 1 .69 (e) 2 .93 (e) 37
10 .79 34,192 1 .78 3 .14 52
( 2 .50 ) 33,375 1 .76 3 .66 63
1 .21 53,639 1 .75 4 .10 32
10 .79 274,487 0 .67 8 .64 24
7 .59 271,373 0 .70 8 .08 24
( 1 .29 ) 227,215 0 .61 (e) 4 .03 (e) 37
12 .03 83,970 0 .70 4 .20 52
( 1 .46 ) 55,634 0 .67 4 .75 63
2 .34 54,122 0 .66 5 .53 32
10 .79 984,816 0 .74 8 .56 24
7 .46 1,016,373 0 .77 7 .73 24
( 1 .32 ) 1,795,387 0 .69 (e) 3 .97 (e) 37
11 .93 828,572 0 .78 4 .10 52
( 1 .56 ) 535,410 0 .76 4 .65 63
2 .24 895,304 0 .76 5 .04 32

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
8/31/24
$ 17.07 $ 1.26 $ 0.85 $ 2.11 $ (1.27) $ — $ (1.27) $ 17.91
8/31/23
17.09 1.10 (0.05) 1.05 (1.07) — (1.07) 17.07
8/31/22(d)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20
20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
9/30/19
20.14 1.03 0.07 1.10 (1.08) — (1.08) 20.16
Class
C
8/31/24
17.06 1.13 0.84 1.97 (1.13) — (1.13) 17.90
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22(d)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20
20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
9/30/19
20.11 0.88 0.08 0.96 (0.93) — (0.93) 20.14
Class
R6
8/31/24
17.17 1.33 0.86 2.19 (1.34) — (1.34) 18.02
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22(d)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20
20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
9/30/19
20.22 1.11 0.07 1.18 (1.15) — (1.15) 20.25
Class
I
8/31/24
17.09 1.31 0.85 2.16 (1.31) — (1.31) 17.94
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22(d)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20
20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
9/30/19
20.15 1.08 0.07 1.15 (1.13) — (1.13) 20.17
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
12 .81% $ 58,657 1 .08% 1 .01% 7 .26% 181%
6 .37 49,840 1 .07 1 .00 6 .51 135
( 9 .85 ) 50,895 1 .05 (e) 1 .00 (e) 4 .54 (e) 116
12 .44 53,994 1 .06 0 .99 4 .40 134
( 2 .58 ) 39,747 1 .04 1 .00 5 .43 128
5 .73 47,647 1 .04 1 .00 5 .22 70
11 .96 11,835 1 .83 1 .76 6 .50 181
5 .57 13,359 1 .82 1 .75 5 .72 135
( 10 .46 ) 18,123 1 .80 (e) 1 .75 (e) 3 .76 (e) 116
11 .61 30,391 1 .81 1 .75 3 .69 134
( 3 .33 ) 36,222 1 .80 1 .75 4 .70 128
4 .94 54,408 1 .80 1 .75 4 .47 70
13 .26 17,151 0 .69 0 .62 7 .62 181
6 .70 17,731 0 .68 0 .61 6 .99 135
( 9 .50 ) 7,779 0 .67 (e) 0 .62 (e) 4 .94 (e) 116
12 .87 7,568 0 .70 0 .63 4 .78 134
( 2 .19 ) 6,567 0 .68 0 .63 5 .82 128
6 .09 6,651 0 .68 0 .64 5 .58 70
13 .14 574,136 0 .83 0 .76 7 .53 181
6 .62 427,359 0 .82 0 .75 6 .76 135
( 9 .63 ) 458,620 0 .80 (e) 0 .75 (e) 4 .77 (e) 116
12 .69 579,139 0 .81 0 .74 4 .66 134
( 2 .29 ) 427,818 0 .79 0 .75 5 .67 128
5 .98 492,539 0 .79 0 .75 5 .45 70

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
8/31/24
$ 14.46 $ 0.84 $ 1.17 $ 2.01 $ (0.87) $ — $ — $ (0.87) $ 15.60
8/31/23
15.49 0.79 (0.98) (0.19) (0.84) — — (0.84) 14.46
8/31/22(d)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20
17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
9/30/19
16.75 0.90 0.46 1.36 (0.90) — — (0.90) 17.21
Class
C
8/31/24
14.47 0.73 1.17 1.90 (0.76) — — (0.76) 15.61
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22(d)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20
17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
9/30/19
16.77 0.78 0.44 1.22 (0.78) — — (0.78) 17.21
Class
R6
8/31/24
14.51 0.90 1.16 2.06 (0.92) — — (0.92) 15.65
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22(d)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20
17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
9/30/19
16.79 0.95 0.46 1.41 (0.95) — — (0.95) 17.25
Class
I
8/31/24
14.47 0.88 1.18 2.06 (0.91) — — (0.91) 15.62
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22(d)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20
17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
9/30/19
16.77 0.95 0.44 1.39 (0.94) — — (0.94) 17.22
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000) Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
14 .31% $ 441,911 1 .03% 5 .65% 22%
( 1 .21 ) 459,831 1 .01 5 .36 22
( 9 .07 ) 551,741 0 .99 (e) 4 .34 (e) 12
11 .79 597,657 0 .99 4 .32 14
2 .33 458,391 1 .03 4 .97 37
8 .45 416,289 1 .03 5 .44 34
13 .46 130,468 1 .78 4 .90 22
( 1 .93 ) 146,126 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74 (e) 3 .57 (e) 12
10 .96 232,618 1 .74 3 .57 14
1 .63 235,790 1 .78 4 .21 37
7 .54 260,290 1 .79 4 .69 34
14 .62 634,395 0 .70 5 .96 22
( 0 .81 ) 559,817 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67 (e) 4 .65 (e) 12
12 .16 944,235 0 .68 4 .65 14
2 .66 453,348 0 .69 5 .32 37
8 .77 382,299 0 .70 5 .73 34
14 .64 3,636,249 0 .78 5 .89 22
( 0 .94 ) 3,222,096 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74 (e) 4 .57 (e) 12
12 .11 3,842,118 0 .74 4 .57 14
2 .57 2,792,500 0 .78 5 .20 37
8 .66 2,800,599 0 .78 5 .69 34

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
8/31/24
$ 9.55 $ 0.57 $ 0.45 $ 1.02 $ (0.58) $ — $ (0.58) $ 9.99
8/31/23
9.78 0.49 (0.23) 0.26 (0.49) — (0.49) 9.55
8/31/22(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
6/30/21
10.69 0.34 0.53 0.87 (0.33) — (0.33) 11.23
6/30/20
10.60 0.36 0.12 0.48 (0.39) — (0.39) 10.69
Class
C
8/31/24
9.51 0.50 0.43 0.93 (0.50) — (0.50) 9.94
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22(d)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
6/30/21
10.64 0.26 0.52 0.78 (0.25) — (0.25) 11.17
6/30/20
10.55 0.28 0.12 0.40 (0.31) — (0.31) 10.64
Class
R6
8/31/24
9.59 0.61 0.43 1.04 (0.61) — (0.61) 10.02
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22(d)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
6/30/21
10.73 0.38 0.53 0.91 (0.37) — (0.37) 11.27
6/30/20
10.64 0.40 0.12 0.52 (0.43) — (0.43) 10.73
Class
I
8/31/24
9.55 0.60 0.44 1.04 (0.60) — (0.60) 9.99
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
6/30/21
10.69 0.37 0.53 0.90 (0.36) — (0.36) 11.23
6/30/20
10.60 0.39 0.12 0.51 (0.42) — (0.42) 10.69
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
11 .04% $ 143,953 0 .93% 0 .82% 5 .94% 60%
2 .72 117,023 0 .96 0 .83 5 .12 66
1 .94 105,182 1 .02 (e) 0 .84 (e) 3 .99 (e) 10
( 11 .26 ) 102,000 0 .93 0 .83 3 .19 75
8 .25 139,845 0 .95 0 .84 3 .07 128
4 .63 101,886 0 .97 0 .84 3 .42 62
10 .11 14,533 1 .68 1 .57 5 .18 60
2 .04 12,794 1 .71 1 .59 4 .33 66
1 .82 18,212 1 .77 (e) 1 .59 (e) 3 .23 (e) 10
( 11 .91 ) 19,754 1 .68 1 .58 2 .43 75
7 .39 30,993 1 .70 1 .59 2 .33 128
3 .84 37,285 1 .72 1 .59 2 .71 62
11 .28 275,725 0 .59 0 .48 6 .28 60
3 .09 243,866 0 .62 0 .50 5 .45 66
2 .10 240,575 0 .69 (e) 0 .51 (e) 4 .31 (e) 10
( 10 .97 ) 236,581 0 .59 0 .49 3 .59 75
8 .59 67,689 0 .62 0 .51 3 .40 128
4 .96 59,099 0 .63 0 .50 3 .77 62
11 .32 482,436 0 .68 0 .57 6 .18 60
2 .97 327,839 0 .71 0 .58 5 .35 66
1 .99 329,623 0 .77 (e) 0 .59 (e) 4 .23 (e) 10
( 11 .01 ) 333,270 0 .68 0 .58 3 .46 75
8 .51 424,677 0 .70 0 .59 3 .32 128
4 .86 395,502 0 .72 0 .59 3 .71 62

Notes to Financial Statements
1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), among others and Nuveen Investment Trust V is comprised of Nuveen Flexible Income
Fund (“Flexible Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the “Funds”), Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment Trust III
was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on
September 27, 2006.
Current Fiscal Period: The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Preferred Securities and Income Value
% of
Net Assets
Country:
United Kingdom $ 570,467,332 11.7%
France 375,150,237 7.7
Spain 217,945,126 4.5
Canada 212,161,615 4.4
Switzerland 210,308,198 4.3
Netherlands 100,130,835 2.2
Ireland 78,750,165 1.6
Germany 77,278,425 1.5
Australia 68,456,811 1.4
Other 134,407,380 2.9
Total non-U.S. Securities $2,045,056,124 42.2%

Notes to Financial Statements
(continued)
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 52,033,884 $ – $ 52,033,884
Mortgage-Backed Securities – 9,518,250 – 9,518,250
Variable Rate Senior Loan Interests – 7,963,139 – 7,963,139
Asset-Backed Securities – 5,302,619 2,035,888 7,338,507
Sovereign Debt – 3,278,131 – 3,278,131
$1,000 Par (or similar) Institutional Preferred – 2,720,795 – 2,720,795
Contingent Capital Securities – 2,409,836 – 2,409,836
$25 Par (or similar) Retail Preferred 164,730 – – 164,730
Common Stocks – 74 89 163
Investments Purchased with Collateral from Securities
Lending 4,182,258 – – 4,182,258
Short-Term Investments:
Repurchase Agreements – 1,650,000 – 1,650,000
Investments in Derivatives:
Futures Contracts* (18,872) – – (18,872)
Variable Rate Senior Loan Interests – 216,586 – 216,586
Total $ 4,328,116 $ 85,093,314 $ 2,035,977 $ 91,457,407
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 478,481,238 $ – $ 478,481,238
$1,000 Par (or similar) Institutional Preferred – 314,800,791 – 314,800,791
Common Stocks 94,545,949 – – 94,545,949
$25 Par (or similar) Retail Preferred 82,150,772 – – 82,150,772
Convertible Bonds – 19,717,454 – 19,717,454
Convertible Preferred Securities 15,865,653 – – 15,865,653
Structured Notes – 10,883,027 – 10,883,027
Investments Purchased with Collateral from Securities
Lending 28,063,049 – – 28,063,049
Short-Term Investments:
Repurchase Agreements – 7,213,725 – 7,213,725
Total $ 220,625,423 $ 831,096,235 $ – $ 1,051,721,658
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,300,927,908 $ 100,928 $ 1,301,028,836
Corporate Bonds – 163,387,840 – 163,387,840
Exchange-Traded Funds 37,485,329 – – 37,485,329
Common Stocks 3,592,182 7,817,723 8,495,641 19,905,546
Convertible Preferred Securities – 258,780 – 258,780
Warrants 8,525 229,941 8,289 246,755
Investments Purchased with Collateral from Securities
Lending 4,084,766 – – 4,084,766
Short-Term Investments:
Investment Companies 17,389,009 – – 17,389,009
Total $ 62,559,811 $ 1,472,622,192 $ 8,604,858 $ 1,543,786,861

Notes to Financial Statements
(continued)
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 513,684,897 $ – $ 513,684,897
Variable Rate Senior Loan Interests – 73,296,392 – 73,296,392
Exchange-Traded Funds 32,864,364 – – 32,864,364
$1,000 Par (or similar) Institutional Preferred – 9,622,331 – 9,622,331
Contingent Capital Securities – 5,654,701 – 5,654,701
Common Stocks 317,467 1,257 2,792,139 3,110,863
Credit Default Swaps - Centrally Cleared – – – –
Investments Purchased with Collateral from Securities
Lending 33,825,666 – – 33,825,666
Short-Term Investments:
Investment Companies 20,529,617 – – 20,529,617
Total $ 87,537,114 $ 602,259,578 $ 2,792,139 $ 692,588,831
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,455,593,312 $ – $ 2,455,593,312
Contingent Capital Securities – 1,546,308,724 – 1,546,308,724
$25 Par (or similar) Retail Preferred 583,985,933 415,321 – 584,401,254
Corporate Bonds – 92,230,406 – 92,230,406
Investments Purchased with Collateral from Securities
Lending 97,272,728 – – 97,272,728
Short-Term Investments:
Repurchase Agreements – 33,575,000 – 33,575,000
Investments in Derivatives:
Futures Contracts* (4,746,562) – – (4,746,562)
Total $ 676,512,099 $ 4,128,122,763 $ – $ 4,804,634,862
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 319,485,208 $ – $ 319,485,208
Corporate Bonds – 181,104,654 – 181,104,654
Asset-Backed Securities – 121,838,243 1,101,175 122,939,418
$1,000 Par (or similar) Institutional Preferred – 62,753,072 – 62,753,072
U.S. Government and Agency Obligations – 61,382,969 – 61,382,969
Sovereign Debt – 57,277,473 – 57,277,473
Variable Rate Senior Loan Interests – 41,680,989 – 41,680,989
Contingent Capital Securities – 22,667,210 – 22,667,210
Municipal Bonds – 10,151,495 – 10,151,495
$25 Par (or similar) Retail Preferred 742,310 – – 742,310
Investments Purchased with Collateral from Securities
Lending 5,568,453 – – 5,568,453
Short-Term Investments:
Repurchase Agreements – 53,825,000 – 53,825,000
Investments in Derivatives:
Futures Contracts* (597,726) – – (597,726)
Variable Rate Senior Loan Interests – 4,056,544 – 4,056,544
Total $ 5,713,037 $ 936,222,857 $ 1,101,175 $ 943,037,069
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

Level 3
Credit Income Common Stocks
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $142 $2,089,491
Gains (losses):
Net realized gains (losses) - (94,662)
Change in net unrealized appreciation (depreciation) 21 (309,487)
Purchases at cost - 695,739
Sales at proceeds - (217,960)
Net discounts (premiums) - (127,233)
Transfers into - -
Transfers (out of) (74) -
Balance at the end of period 89 $2,035,888
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $(309,487)
Level 3
Floating Rate Income Common Stocks
Variable Rate
Senior Loan
Interests Warrants
Balance at the beginning of period $401,471 - $2,056
Gains (losses):
Net realized gains (losses) - - -
Change in net unrealized appreciation (depreciation) (1,048,740) (164,834) (97,351)
Purchases at cost 1,294,669 202,654 103,584
Sales at proceeds - - -
Net discounts (premiums) - 63,078 -
Transfers into 8,284,307 30 -
Transfers (out of) (436,066) - -
Balance at the end of period 8,495,641 100,928 8,289
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(1,935,232)
(335,533)
$(97,351)
Level 3
High Yield Income Common Stocks
Balance at the beginning of period $245
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 100
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 2,792,139
Transfers (out of) (345)
Balance at the end of period $2,792,139
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(283,554)
Level 3
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,053,313
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 47,862
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $1,101,175
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $47,862

Notes to Financial Statements
(continued)
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
4. Portfolio Securities
Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and
Preferred Securities and Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred
Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Credit Income
Common Stocks $- $- $74 $- $- $(74)
Floating Rate Income
Common Stocks $- $- $436,066 $(8,284,307) $8,284,307 $(436,066)
Variable Rate Senior Loan
Interests $- $- $- $(30) $30 $-
High Yield Income
Common Stocks $- $- $345 $(2,792,139) $2,792,139 $(345)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $2,035,977 Indicative Trade Broker Quote $38.63-$22,450 $6,222.81
Floating Rate
Income
Variable Rate Senior Loan
Interest
$100,928 Expected Recovery Recovery Proceeds $60.5185-$100 $77.05
Common Stocks 8,495,641 Expected Recovery Recovery Proceeds $0.01-$8.00 $0.93
Enterprise Value EBITDA Multiples 10.50-12.50 N/A
Enterprise Value Indicative Trade $1,000.00 N/A
Warrants 8,289 Expected Recovery Recovery Proceeds $0.25-0.35 $0.31
Total $8,604,858
High Yield
Income Common Stocks
$2,792,139 Enterprise Value EBITDA Multiples $10.50-12.50 N/A
Strategic Income Common Stocks $1,101,175 Indicative Trade Broker Quote 88.094% N/A
Fund
Outstanding Unfunded Senior Loan
Commitments
Floating Rate Income $ 1,444,909

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Credit Income Corporate Bonds $3,526,430 $3,657,873
Contingent Capital Securities 296,602 302,940
$1,000 Par (or similar) Institutional Preferred 212,849 221,445
Total $4,035,881 $4,182,258
Flexible Income $1,000 Par (or similar) Institutional Preferred $17,726,417 $18,481,106
Corporate Bonds 9,207,743 9,581,943
Total $26,934,160 $28,063,049
Floating Rate Income Corporate Bonds $3,915,501 $4,084,766
High Yield Income Corporate Bonds $30,722,629 $31,958,046
Contingent Capital Securities 1,828,545 1,867,620
Total $32,551,174 $33,825,666
Preferred Securities and Income Contingent Capital Securities $54,777,123 $56,884,035
$1,000 Par (or similar) Institutional Preferred 39,141,950 40,142,393
$25 Par (or similar) Institutional Preferred 240,657 246,300
Total $94,159,730 $97,272,728
Strategic Income Corporate Bonds $3,197,169 $3,385,632
$1,000 Par (or similar) Institutional Preferred 1,993,462 2,042,168
Sovereign Debt 134,009 140,653
Total $5,324,640 $5,568,453
Fund Counterparty
Short-Term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $1,650,000 $(1,683,060)
Flexible Income Fixed Income Clearing Corporation 7,213,725 (7,358,331)
Preferred Securities and Income Fixed Income Clearing Corporation 33,575,000 (34,246,591)
Strategic Income Fixed Income Clearing Corporation 53,825,000 (54,901,614)

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, High Yield Income used credit default index swap contracts to gain broad exposure to the high yield bond market and Strategic
Income used credit default swap index contracts to reduce the credit risk of its high yield bond exposure.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Credit Income
$ 106,984,890 $ 3,328,465 $ 103,183,233 $ 4,231,740
Flexible Income
428,055,147 — 582,853,440 —
Floating Rate Income
820,736,038 — 374,000,425 —
High Yield Income
1,211,063,529 — 1,047,101,865 —
Preferred Securities and Income
1,334,597,012 — 951,083,766 9,643,725
Strategic Income
378,558,160 290,431,628 264,659,424 186,629,645
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
Strategic Income $ 2,686,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Futures Contracts: During the current fiscal period, Credit Income and Preferred Securities and Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure. Strategic Income used U.S. Treasury futures and
Secured Overnight Financing Rate futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 5,761,127
Preferred Securities and Income 456,699,906
Strategic Income 157,592,663
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate - $ – Unrealized depreciation on futures contracts
*
$ (18,872)
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
*
(4,746,562)
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate - – Unrealized depreciation on futures contracts
*
(597,726)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Futures contracts Interest rate $ 74,419 $ (51,979)
Swap contracts Credit (3,010) –
High Yield Income
Swap contracts Credit (189,617) –
Preferred Securities and Income
Futures contracts Interest rate 15,136,940 (8,383,206)
Swap contracts Credit (3,239) –
Strategic Income
Futures contracts Interest rate 3,110,856 (2,180,445)
Swap contracts Credit (131,004) 8,801
Year Ended
8/31/24
Year Ended
8/31/23
Credit Income Shares Amount Shares Amount
Subscriptions:
Class A 1,005,007 $6,519,904 1,370,390 $8,579,477
Class A - automatic conversion of Class C — — 5,173 33,123
Class C 286,559 1,876,863 111,973 701,054
Class I 4,453,741 29,156,239 3,652,971 23,087,267
Total subscriptions 5,745,307 37,553,006 5,140,507 32,400,921
Reinvestments of distributions:
Class A 548,517 3,577,714 485,164 3,040,133
Class C 65,812 428,835 70,748 442,277
Class I 347,875 2,274,671 271,994 1,708,677
Total reinvestments of distributions 962,204 6,281,220 827,906 5,191,087
Redemptions:
Class A (1,882,772) (12,236,169) (2,545,540) (15,914,334)
Class C (392,831) (2,515,846) (596,846) (3,732,804)
Class C - automatic conversion to Class A — — (5,181) (33,123)
Class I (4,022,296) (26,419,249) (9,288,768) (58,670,054)
Total redemptions (6,297,899) (41,171,264) (12,436,335) (78,350,315)
Net increase (decrease) 409,612 $2,662,962 (6,467,922) $(40,758,307)

Year Ended
8/31/24
Year Ended
8/31/23
Flexible Income Shares Amount Shares Amount
Subscriptions:
Class A 1,643,955 $30,114,555 1,706,679 $31,349,496
Class A - automatic conversion of Class C — — 1,046 19,618
Class C 239,413 4,361,603 317,690 5,802,152
Class R6 80,253 1,494,087 161,770 3,000,041
Class I 7,704,152 141,092,702 8,372,559 153,839,349
Total subscriptions 9,667,773 177,062,947 10,559,744 194,010,656
Reinvestments of distributions:
Class A 508,790 9,335,948 737,515 13,435,614
Class C 320,049 5,854,348 555,755 10,105,771
Class R6 16,267 300,515 21,957 402,805
Class I 2,145,669 39,397,421 3,289,392 60,008,026
Total reinvestments of distributions 2,990,775 54,888,232 4,604,619 83,952,216
Redemptions:
Class A (3,109,442) (57,094,029) (4,107,005) (75,027,114)
Class C (2,572,608) (47,029,811) (3,588,303) (65,413,807)
Class C - automatic conversion to Class A — — (1,049) (19,618)
Class R6 (168,219) (3,120,359) (138,926) (2,537,973)
Class I (17,780,482) (325,690,299) (20,600,315) (376,416,777)
Total redemptions (23,630,751) (432,934,498) (28,435,598) (519,415,289)
Net increase (decrease) (10,972,203) $(200,983,319) (13,271,235) $(241,452,417)
Year Ended
8/31/24
Year Ended
8/31/23
Floating Rate Income Shares Amount Shares Amount
Subscriptions:
Class A 4,320,216 $78,241,393 4,935,777 $88,150,892
Class A - automatic conversion of Class C — — 955 17,227
Class C 866,417 15,665,769 920,194 16,424,166
Class R6 2,637,769 48,074,593 7,384,785 132,794,656
Class I 24,155,645 437,300,316 43,921,591 785,855,057
Total subscriptions 31,980,047 579,282,071 57,163,302 1,023,241,998
Reinvestments of distributions:
Class A 847,038 15,327,337 808,522 14,447,309
Class C 205,154 3,711,737 179,871 3,214,227
Class R6 1,288,693 23,442,662 1,050,745 18,881,703
Class I 4,669,808 84,580,980 5,458,413 97,616,285
Total reinvestments of distributions 7,010,693 127,062,716 7,497,551 134,159,524
Redemptions:
Class A (4,905,544) (88,824,423) (7,988,339) (142,677,896)
Class C (899,744) (16,279,194) (1,467,210) (26,242,212)
Class C - automatic conversion to Class A — — (955) (17,227)
Class R6 (3,909,927) (71,086,773) (5,911,638) (106,159,588)
Class I (31,134,250) (563,057,888) (91,948,013) (1,645,218,999)
Total redemptions (40,849,465) (739,248,278) (107,316,155) (1,920,315,922)
Net increase (decrease) (1,858,725) $(32,903,491) (42,655,302) $(762,914,400)

Notes to Financial Statements
(continued)
Year Ended
8/31/24
Year Ended
8/31/23
High Yield Income Shares Amount Shares Amount
Subscriptions:
Class A 857,944 $14,907,105 1,101,080 $18,529,001
Class A - automatic conversion of Class C — — 4,604 78,366
Class C 174,300 3,048,284 112,200 1,901,886
Class R6 1,367,256 24,200,012 622,447 10,602,953
Class I 8,610,554 150,932,074 5,289,557 89,825,836
Total subscriptions 11,010,054 193,087,475 7,129,888 120,938,042
Reinvestments of distributions:
Class A 204,050 3,559,325 169,005 2,860,784
Class C 44,340 771,832 47,214 798,080
Class R6 77,777 1,364,179 57,719 984,086
Class I 2,080,633 36,372,422 1,537,928 26,062,061
Total reinvestments of distributions 2,406,800 42,067,758 1,811,866 30,705,011
Redemptions:
Class A (707,349) (12,305,477) (1,332,088) (22,518,387)
Class C (340,706) (5,902,383) (432,634) (7,318,769)
Class C - automatic conversion to Class A — — (4,606) (78,366)
Class R6 (1,525,650) (27,000,153) (100,134) (1,708,537)
Class I (3,688,741) (64,484,312) (8,620,066) (146,062,473)
Total redemptions (6,262,446) (109,692,325) (10,489,528) (177,686,532)
Net increase (decrease) 7,154,408 $125,462,908 (1,547,774) $(26,043,479)
Year Ended
8/31/24
Year Ended
8/31/23
Preferred Securities and Income Shares Amount Shares Amount
Subscriptions:
Class A 7,990,278 $119,278,069 12,796,453 $188,583,674
Class A - automatic conversion of Class C — — 3,017 43,887
Class C 1,389,023 20,933,804 1,533,926 22,800,243
Class R6 14,390,444 217,467,311 27,724,386 416,611,712
Class I 91,622,434 1,372,309,904 144,763,277 2,136,219,918
Total subscriptions 115,392,179 1,729,989,088 186,821,059 2,764,259,434
Reinvestments of distributions:
Class A 1,538,769 23,059,470 1,671,481 24,616,833
Class C 425,606 6,379,598 517,364 7,628,127
Class R6 1,906,821 28,684,996 3,355,213 49,841,637
Class I 11,520,586 173,007,735 11,351,488 167,179,149
Total reinvestments of distributions 15,391,782 231,131,799 16,895,546 249,265,746
Redemptions:
Class A (12,999,657) (193,881,884) (18,304,616) (270,158,643)
Class C (3,554,566) (52,902,714) (3,882,640) (57,185,264)
Class C - automatic conversion to Class A — — (3,014) (43,887)
Class R6 (14,356,646) (214,357,113) (60,160,199) (877,477,005)
Class I (92,906,073) (1,370,755,378) (148,884,728) (2,185,516,191)
Total redemptions (123,816,942) (1,831,897,089) (231,235,197) (3,390,380,990)
Net increase (decrease) 6,967,019 $129,223,798 (27,518,592) $(376,855,810)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, foreign currency transactions, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
8/31/24
Year Ended
8/31/23
Strategic Income Shares Amount Shares Amount
Subscriptions:
Class A 4,613,405 $44,145,230 4,634,136 $44,339,678
Class A - automatic conversion of Class C — — 5 45
Class C 623,523 6,041,600 364,973 3,469,766
Class R6 2,861,144 27,833,777 2,391,890 22,945,159
Class I 26,871,228 261,549,643 15,578,755 149,570,052
Total subscriptions 34,969,300 339,570,250 22,969,759 220,324,700
Reinvestments of distributions:
Class A 722,846 7,004,281 484,545 4,636,473
Class C 66,046 636,587 61,553 585,373
Class R6 1,608,071 15,634,485 1,305,476 12,534,248
Class I 1,964,364 19,049,927 1,269,098 12,139,826
Total reinvestments of distributions 4,361,327 42,325,280 3,120,672 29,895,920
Redemptions:
Class A (3,170,921) (30,716,414) (3,623,865) (34,666,204)
Class C (573,143) (5,490,942) (952,024) (9,034,404)
Class C - automatic conversion to Class A — — (5) (45)
Class R6 (2,395,241) (23,289,883) (2,765,959) (26,696,572)
Class I (14,844,018) (143,368,534) (16,231,691) (155,061,613)
Total redemptions (20,983,323) (202,865,773) (23,573,544) (225,458,838)
Net increase (decrease) 18,347,304 $179,029,757 2,516,887 $24,761,782
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 91,625,589 $ 2,662,983 $ (3,047,751) $ (384,768)
Flexible Income
1,071,861,373 33,674,399 (53,814,113) (20,139,714)
Floating Rate Income
1,563,536,969 29,217,569 (48,967,677) (19,750,108)
High Yield Income
680,820,471 18,124,531 (6,356,171) 11,768,360
Preferred Securities and Income
4,965,377,451 131,466,913 (292,209,485) (160,742,572)
Strategic Income
958,971,475 16,449,625 (36,440,575) (19,990,950)

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 1,876,565 $ — $ (384,768) $ (140,154,157) $ — $ (612,366) $ (139,274,726)
Flexible Income
— — (20,139,714) (212,929,007) (23,132,980) (4,282,888) (260,484,589)
Floating Rate Income
6,542,405 — (19,750,108) (284,363,143) — (11,419,795) (308,990,641)
High Yield Income
5,762,596 — 11,768,329 (220,506,365) — (4,065,244) (207,040,684)
Preferred Securities and
Income
10,002,262 — (160,742,572) (436,532,560) — (23,061,044) (610,333,914)
Strategic Income
7,701,108 — (19,990,950) (91,194,814) — (4,964,324) (108,448,980)
8/31/24 8/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Credit Income
$ 6,575,529 $ — $ — $ 5,554,037 $ — $ —
Flexible Income
38,740,539 — 18,741,715 86,489,175 — —
Floating Rate Income
142,547,229 — — 150,994,814 — —
High Yield Income
43,411,757 — — 31,679,810 — —
Preferred Securities and Income
263,987,285 — — 281,057,134 — —
Strategic Income
48,040,996 — — 35,062,637 — —
Fund
Short-Term Long-Term Total
Credit Income
$ 46,863,731 $ 93,290,426 $ 140,154,157
Flexible Income
79,805,787 133,123,220 212,929,007
Floating Rate Income
67,754,876 216,608,267 284,363,143
High Yield Income
28,577,504 191,928,861 220,506,365
Preferred Securities and Income
108,964,664 327,567,896 436,532,560
Strategic Income
34,458,557 56,736,257 91,194,814
Fund
Utilized
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
5,175,476
Preferred Securities and Income
—
Strategic Income
—

Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
For the period September 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for Credit Income and Strategic Income, making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex-level fee schedule for each Fund is as follows:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
certain circumstances.
As of August 31, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Complex-Level Fee
Credit Income
0 .1570%
Flexible Income
0 .1570%
Floating Rate Income
0 .1570%
High Yield Income
0 .1570%
Preferred Securities and Income
0 .1570%
Strategic Income
0 .1570%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2026 N/A
Flexible Income 0.75% July 31, 2026 1.25%
Floating Rate Income 0.85% July 31, 2026 1.10%
High Yield Income 0.79% July 31, 2026 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2026 N/A
N/A - Not Applicable.
Fund
Amount
Credit Income
$ —
Flexible Income
18,321
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen were as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Credit Income
$ 28,971 $ 25,512
Flexible Income
98,876 88,426
Floating Rate Income
176,360 160,798
High Yield Income
83,325 74,262
Preferred Securities and Income
496,167 452,721
Strategic Income
541,241 476,119
Fund
Commission
Advances
(Unaudited)
Credit Income
$ 16,286
Flexible Income
43,934
Floating Rate Income
201,198
High Yield Income
33,296
Preferred Securities and Income
304,479
Strategic Income
51,865
Fund
12b-1 Fees
Retained
(Unaudited)
Credit Income
$ 7,823
Flexible Income
37,932
Floating Rate Income
65,353
High Yield Income
10,147
Preferred Securities and Income
135,231
Strategic Income
13,253
Fund
CDSC
Retained
(Unaudited)
Credit Income
$ 1,486
Flexible Income
10,855
Floating Rate Income
20,103
High Yield Income
925
Preferred Securities and Income
16,485
Strategic Income
7,253

Notes to Financial Statements
(continued)
9. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.
Fund
Maximum
Outstanding
Balance
Credit Income
$ 114,110
Flexible Income
—
Floating Rate Income
10,800,000
High Yield Income
996,784
Preferred Securities and Income
58,000,000
Strategic Income
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
3 $ 114,110 6.53%
Flexible Income
— — —
Floating Rate Income
13 9,041,941 6.53
High Yield Income
3 996,784 6.53
Preferred Securities and Income
25 35,512,314 6.53
Strategic Income
— — —

10. Subsequent Events
Sale of Vistra Vision interests: As disclosed in the Portfolio of Investments, on September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership in Vistra Vision, Floating Rate Income and High Yield Income will receive $7,038,728 and $2,372,557, respectively, over a series of payments from Vistra through December 31, 2026. The resulting receivable, net of transaction costs, has been discounted to reflect these future payments. As of September 18, 2024, the net receivable for the sale of Vistra Vision was as follows:
Fund
Net receivable
for the sale of
Vistra Vision
Floating Rate Income $ 6,868,731
High Yield Income $ 2,315,256

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund Percentage
Credit Income
1 .7%
Flexible Income
32 .9
Floating Rate Income
1 .5
High Yield Income
–
Preferred Securities and Income
55 .9
Strategic Income
6 .8
Fund Percentage
Credit Income
3 .3%
Flexible Income
34 .1
Floating Rate Income
1 .5
High Yield Income
–
Preferred Securities and Income
96 .9
Strategic Income
11 .4

163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Credit Income
75 .4% 84 .5%
Flexible Income
88 .3 40 .4
Floating Rate Income
58 .4 85 .6
High Yield Income
78 .6 78 .7
Preferred Securities and Income
17 .6 2 .3
Strategic Income
55 .6 73 .3
Fund Percentage
Credit Income
97 .1%
Flexible Income
71 .7
Floating Rate Income
97 .8
High Yield Income
95 .5
Preferred Securities and Income
11 .6
Strategic Income
90 .2

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Directors/Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended August 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on October 29, 2024, which is the date on which KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended August 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended August 31, 2024 and 2023, and the subsequent interim period through October 29, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended August 31, 2024 and 2023 and the subsequent interim period through October 29, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, engaged PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ending August 31, 2025. During the Funds’ fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Credit Income Fund

Nuveen Flexible Income Fund

Nuveen Floating Rate Income Fund

Nuveen High Yield Income Fund

Nuveen Preferred Securities and Income Fund

Nuveen Strategic Income Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees of Nuveen Investment Trust III and Nuveen Investment Trust V and the Board of Directors of Nuveen Investment Funds, Inc. (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)

information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course

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of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)

in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

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For Nuveen Credit Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended March 31, 2024. The Board was also aware that there were changes to the Fund’s investment objective and certain investment policies effective in July 2020 and changes to the portfolio management team, and that the performance data prior to such times would not reflect such changes. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Flexible Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2023, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024 and outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Floating Rate Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen High Yield Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the three-year period ended December 31, 2023. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and third quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Preferred Securities and Income Fund, the Board considered that the Fund outperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2023, the Fund ranked in the first quartile for the three- and five-year periods ended December 31, 2023. Further, although the Fund’s performance was below the performance of its blended benchmark for the one-year period ended March 31, 2024, the Fund outperformed its blended benchmark for the three- and five-year periods ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Strategic Income Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

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For Nuveen Credit Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

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For Nuveen Flexible Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points of) the Expense Group median.

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For Nuveen Floating Rate Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was slightly above (within 5 basis points of) the Expense Group median, the net total expense ratio was below the Expense Group median.

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For Nuveen High Yield Income Fund, although the Fund’s net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and actual management fee rate ranked in the second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within approximately 5 basis points of) the Expense Group median.

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For Nuveen Preferred Securities and Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

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For Nuveen Strategic Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

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3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)
Date: November 7, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)